AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 88.3%
Affiliated Mutual Funds — 38.0%
Domestic Equity — 6.3%
AST ClearBridge Dividend Growth Portfolio*	144,150	$5,149,052
AST Cohen & Steers Realty Portfolio*	113,349	2,218,234
AST Large-Cap Growth Portfolio*	1,463,655	131,406,941
AST Large-Cap Value Portfolio*	985,765	53,803,075
AST Small-Cap Growth Portfolio*	250,452	20,028,669
AST Small-Cap Value Portfolio*	475,642	19,624,996
		232,230,967
Fixed Income — 31.7%
AST High Yield Portfolio*	817,373	10,691,234
AST PGIM Fixed Income Central Portfolio*	101,323,960	1,149,013,701
		1,159,704,935
International Equity — 0.0%
AST Emerging Markets Equity Portfolio*	111,514	1,134,094

Total Affiliated Mutual Funds (cost $1,222,001,684)(wa)		1,393,069,996
Common Stocks — 21.1%
Aerospace & Defense — 0.5%
Airbus SE (France)	3,901	570,936
Axon Enterprise, Inc.*	2,725	1,088,910
BAE Systems PLC (United Kingdom)	20,565	341,422
Boeing Co. (The)*	2,221	337,681
Curtiss-Wright Corp.	3,900	1,281,891
Dassault Aviation SA (France)	532	109,852
Elbit Systems Ltd. (Israel)	560	111,439
Embraer SA (Brazil), ADR*	1,697	60,023
General Dynamics Corp.	4,435	1,340,257
General Electric Co.	9,044	1,705,518
Howmet Aerospace, Inc.	13,418	1,345,154
Huntington Ingalls Industries, Inc.	80	21,150
Kongsberg Gruppen ASA (Norway)	3,242	316,677
L3Harris Technologies, Inc.	4,840	1,151,291
Leonardo SpA (Italy)	1,820	40,734
Lockheed Martin Corp.	3,095	1,809,213
MTU Aero Engines AG (Germany)	480	150,013
Northrop Grumman Corp.	2,333	1,231,987
Rheinmetall AG (Germany)	487	264,746
Rolls-Royce Holdings PLC (United Kingdom)*	151,625	1,073,125
RTX Corp.	12,226	1,481,302
Safran SA (France)	5,918	1,392,642
Singapore Technologies Engineering Ltd. (Singapore)	44,300	160,000
Textron, Inc.(a)	390	34,546
Thales SA (France)	781	124,125
TransDigm Group, Inc.	106	151,276
		17,695,910
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	230	25,385
Deutsche Post AG (Germany)	6,153	274,465
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.	290	$38,106
FedEx Corp.	5,520	1,510,714
InPost SA (Poland)*	3,611	68,176
Sankyu, Inc. (Japan)	3,300	111,450
United Parcel Service, Inc. (Class B Stock)	7,424	1,012,188
		3,040,484
Automobile Components — 0.0%
Aisin Corp. (Japan)	21,000	233,344
Aptiv PLC*	2,338	168,359
BorgWarner, Inc.	460	16,694
Cie Generale des Etablissements Michelin SCA (France)	22,570	916,642
Sumitomo Electric Industries Ltd. (Japan)	8,200	133,149
		1,468,188
Automobiles — 0.4%
BYD Co. Ltd. (China) (Class H Stock)	2,500	89,195
Ferrari NV (Italy)	3,527	1,652,757
Ford Motor Co.	104,160	1,099,930
General Motors Co.	42,262	1,895,028
Honda Motor Co. Ltd. (Japan)	11,100	118,507
Isuzu Motors Ltd. (Japan)	4,600	62,722
Kia Corp. (South Korea)	765	58,251
Mahindra & Mahindra Ltd. (India)	7,808	288,181
Maruti Suzuki India Ltd. (India)	995	157,110
Mazda Motor Corp. (Japan)	23,500	179,553
Mercedes-Benz Group AG (Germany)	4,822	312,462
Subaru Corp. (Japan)	17,500	309,595
Suzuki Motor Corp. (Japan)	24,000	270,237
Tesla, Inc.*	21,508	5,627,138
Toyota Motor Corp. (Japan)	94,600	1,700,342
TVS Motor Co. Ltd. (India)	2,430	82,338
Volvo Car AB (Sweden) (Class B Stock)*	66,385	182,757
		14,086,103
Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	27,370	494,626
AIB Group PLC (Ireland)	52,391	300,112
ANZ Group Holdings Ltd. (Australia)	27,401	575,857
Banca Monte dei Paschi di Siena SpA (Italy)	13,175	76,143
Banco Bilbao Vizcaya Argentaria SA (Spain)	53,260	575,329
Banco BPM SpA (Italy)	19,481	131,622
Banco Santander SA (Spain)	149,862	767,873
Bank Central Asia Tbk PT (Indonesia)	172,609	117,714
Bank Hapoalim BM (Israel)	10,645	106,696
Bank Leumi Le-Israel BM (Israel)	27,134	265,722
Bank of America Corp.	101,610	4,031,885
Barclays PLC (United Kingdom)	230,783	693,407
BNP Paribas SA (France)	14,868	1,020,268
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
BOC Hong Kong Holdings Ltd. (China)	10,000	$31,683
CaixaBank SA (Spain)	63,451	378,672
China Construction Bank Corp. (China) (Class H Stock)	285,000	212,525
Citigroup, Inc.	4,669	292,279
Citizens Financial Group, Inc.	15,230	625,496
Commonwealth Bank of Australia (Australia)	14,368	1,340,187
Credicorp Ltd. (Peru)	1,004	181,694
Credit Agricole SA (France)	18,896	288,974
Danske Bank A/S (Denmark)	8,780	264,091
DBS Group Holdings Ltd. (Singapore)	33,000	977,272
DNB Bank ASA (Norway)	4,867	99,808
East West Bancorp, Inc.	2,065	170,858
Emirates NBD Bank PJSC (United Arab Emirates)	12,527	69,244
Erste Group Bank AG (Austria)	9,991	547,492
Fifth Third Bancorp	1,350	57,834
HSBC Holdings PLC (United Kingdom)	164,515	1,475,868
Huntington Bancshares, Inc.	2,880	42,336
ING Groep NV (Netherlands)	35,553	645,039
Intesa Sanpaolo SpA (Italy)	178,358	763,497
JPMorgan Chase & Co.	34,035	7,176,620
KB Financial Group, Inc. (South Korea)	3,005	185,415
KeyCorp	1,860	31,155
Lloyds Banking Group PLC (United Kingdom)	379,795	298,630
M&T Bank Corp.	288	51,299
Mitsubishi UFJ Financial Group, Inc. (Japan)	74,000	759,877
Mizrahi Tefahot Bank Ltd. (Israel)	3,917	153,087
Mizuho Financial Group, Inc. (Japan)	14,000	289,392
National Australia Bank Ltd. (Australia)	23,833	617,044
National Bank of Greece SA (Greece)	18,312	156,542
NatWest Group PLC (United Kingdom)	146,410	677,784
Nordea Bank Abp (Finland)	36,809	434,539
NU Holdings Ltd. (Brazil) (Class A Stock)*	43,911	599,385
Oversea-Chinese Banking Corp. Ltd. (Singapore)	29,100	340,644
PNC Financial Services Group, Inc. (The)	13,935	2,575,885
Popular, Inc. (Puerto Rico)	4,200	421,134
Regions Financial Corp.(a)	1,840	42,927
Sberbank of Russia PJSC (Russia)^	61,896	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	12,339	188,888
Standard Chartered PLC (United Kingdom)	34,772	368,791
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,200	474,339
Swedbank AB (Sweden) (Class A Stock)	6,306	133,849
Toronto-Dominion Bank (The) (Canada)	1,422	89,918
Truist Financial Corp.	59,286	2,535,662
U.S. Bancorp	30,363	1,388,500
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
UniCredit SpA (Italy)	25,266	$1,109,219
United Overseas Bank Ltd. (Singapore)	2,000	49,924
Wells Fargo & Co.	80,225	4,531,910
Westpac Banking Corp. (Australia)	33,744	737,391
Zions Bancorp NA	2,100	99,162
		44,141,015
Beverages — 0.3%
Ambev SA (Brazil)	74,200	178,836
Anheuser-Busch InBev SA/NV (Belgium)	2,811	186,277
Asahi Group Holdings Ltd. (Japan)	14,100	184,808
Brown-Forman Corp. (Class B Stock)(a)	360	17,712
Carlsberg A/S (Denmark) (Class B Stock)	1,656	197,191
Coca-Cola Co. (The)	39,675	2,851,046
Coca-Cola Europacific Partners PLC (United Kingdom)	1,900	149,625
Coca-Cola HBC AG (Italy)*	5,650	201,435
Constellation Brands, Inc. (Class A Stock)	280	72,153
Diageo PLC (United Kingdom)	12,154	424,538
Keurig Dr. Pepper, Inc.	35,470	1,329,416
Kirin Holdings Co. Ltd. (Japan)	15,800	240,790
Molson Coors Beverage Co. (Class B Stock)(a)	370	21,282
Monster Beverage Corp.*(a)	1,420	74,082
PepsiCo, Inc.	16,835	2,862,792
Pernod Ricard SA (France)	1,063	160,824
Suntory Beverage & Food Ltd. (Japan)	1,600	60,246
Varun Beverages Ltd. (India)	33,352	241,301
		9,454,354
Biotechnology — 0.4%
AbbVie, Inc.	33,121	6,540,735
Alnylam Pharmaceuticals, Inc.*	3,100	852,593
Amgen, Inc.	6,104	1,966,770
Argenx SE (Netherlands)*	60	32,442
Biogen, Inc.*	5,911	1,145,788
CSL Ltd.	3,829	756,356
Genmab A/S (Denmark)*	773	187,401
Gilead Sciences, Inc.	2,390	200,378
Hugel, Inc. (South Korea)*	378	69,052
Incyte Corp.*	320	21,152
Ionis Pharmaceuticals, Inc.*	3,400	136,204
Moderna, Inc.*	660	44,108
Natera, Inc.*	1,136	144,215
Neurocrine Biosciences, Inc.*	2,900	334,138
Regeneron Pharmaceuticals, Inc.*	1,139	1,197,362
Vertex Pharmaceuticals, Inc.*	1,546	719,014
		14,347,708
Broadline Retail — 0.6%
Amazon.com, Inc.*	99,393	18,519,898
Dollarama, Inc. (Canada)	3,295	337,528
eBay, Inc.	6,240	406,286

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
MercadoLibre, Inc. (Brazil)*	643	$1,319,410
Next PLC (United Kingdom)	4,292	562,237
PDD Holdings, Inc. (China), ADR*	1,351	182,128
Prosus NV (China)*	11,926	520,503
Rakuten Group, Inc. (Japan)*	48,500	312,942
Vipshop Holdings Ltd. (China), ADR	2,950	46,404
Wesfarmers Ltd. (Australia)	5,788	281,070
		22,488,406
Building Products — 0.2%
A.O. Smith Corp.(a)	240	21,559
AGC, Inc. (Japan)	8,400	272,582
Allegion PLC	170	24,776
Armstrong World Industries, Inc.	1,900	249,717
Assa Abloy AB (Sweden) (Class B Stock)	3,456	116,432
AZEK Co., Inc. (The)*	2,534	118,591
Builders FirstSource, Inc.*(a)	240	46,526
Carlisle Cos., Inc.	1,000	449,750
Carrier Global Corp.(a)	7,210	580,333
Cie de Saint-Gobain SA (France)	10,698	975,685
Daikin Industries Ltd. (Japan)	800	112,289
Geberit AG (Switzerland)	308	201,064
Johnson Controls International PLC	5,901	457,977
Masco Corp.(a)	440	36,934
Owens Corning	5,100	900,252
ROCKWOOL A/S (Denmark) (Class B Stock)	501	235,197
Trane Technologies PLC	2,472	960,940
		5,760,604
Capital Markets — 0.7%
3i Group PLC (United Kingdom)	11,795	522,501
Ameriprise Financial, Inc.	1,556	731,024
Amundi SA (France), 144A	3,309	247,338
Ares Management Corp. (Class A Stock)	2,444	380,873
Bank of New York Mellon Corp. (The)	20,020	1,438,637
BlackRock, Inc.	1,822	1,730,007
Blackstone, Inc.(a)	6,373	975,898
Brookfield Corp. (Canada)	6,037	320,631
Cboe Global Markets, Inc.	170	34,828
Charles Schwab Corp. (The)	13,695	887,573
CME Group, Inc.	1,686	372,016
Daiwa Securities Group, Inc. (Japan)	4,300	30,498
Deutsche Bank AG (Germany)	30,665	530,863
Deutsche Boerse AG (Germany)	1,647	386,664
Euronext NV (Netherlands), 144A	4,315	468,381
FactSet Research Systems, Inc.	60	27,591
Franklin Resources, Inc.(a)	600	12,090
Goldman Sachs Group, Inc. (The)	6,175	3,057,304
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,000	163,401
IG Group Holdings PLC (United Kingdom)	6,985	85,921
Intercontinental Exchange, Inc.	1,900	305,216
Invesco Ltd.	860	15,102
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Janus Henderson Group PLC	19,700	$749,979
KKR & Co., Inc.	1,210	158,002
London Stock Exchange Group PLC (United Kingdom)	956	130,887
Macquarie Group Ltd. (Australia)	2,443	390,909
MarketAxess Holdings, Inc.	75	19,215
Moody’s Corp.	1,007	477,912
Morgan Stanley	24,295	2,532,511
MSCI, Inc.	1,840	1,072,591
Nasdaq, Inc.	13,220	965,192
Nomura Holdings, Inc. (Japan)	55,500	289,654
Northern Trust Corp.(a)	410	36,912
Pinnacle Investment Management Group Ltd. (Australia)	5,443	67,604
Raymond James Financial, Inc.(a)	6,070	743,332
S&P Global, Inc.	4,099	2,117,625
Singapore Exchange Ltd. (Singapore)	24,000	212,658
State Street Corp.	600	53,082
T. Rowe Price Group, Inc.	440	47,929
Tradeweb Markets, Inc. (Class A Stock)	3,300	408,111
UBS Group AG (Switzerland)	41,564	1,286,159
XP, Inc. (Brazil) (Class A Stock)	5,874	105,380
		24,590,001
Chemicals — 0.3%
Air Liquide SA (France)	3,079	594,586
Air Products & Chemicals, Inc.	2,715	808,364
Akzo Nobel NV (Netherlands)	1,196	84,487
Albemarle Corp.(a)	230	21,783
Arkema SA (France)	627	59,721
Asahi Kasei Corp. (Japan)	38,400	291,125
BASF SE (Germany)	2,792	147,984
Celanese Corp.(a)	200	27,192
CF Industries Holdings, Inc.(a)	380	32,604
Corteva, Inc.	1,310	77,015
Dow, Inc.	1,818	99,317
DSM-Firmenich AG (Switzerland)	1,320	182,170
DuPont de Nemours, Inc.	3,655	325,697
Eastman Chemical Co.	230	25,749
Ecolab, Inc.	960	245,117
Evonik Industries AG (Germany)	8,601	201,344
FMC Corp.	250	16,485
Givaudan SA (Switzerland)	86	471,843
International Flavors & Fragrances, Inc.	2,410	252,881
Linde PLC	4,997	2,382,869
LyondellBasell Industries NV (Class A Stock)	8,210	787,339
Mitsubishi Chemical Group Corp. (Japan)	49,000	315,189
Mitsui Chemicals, Inc. (Japan)	2,800	74,794
Mosaic Co. (The)	650	17,407
Nippon Paint Holdings Co. Ltd. (Japan)	12,000	91,391
Nippon Sanso Holdings Corp. (Japan)	1,400	51,384
Nitto Denko Corp. (Japan)	9,500	159,869
Nutrien Ltd. (Canada)(a)	4,075	195,818
Orica Ltd. (Australia)	16,126	205,993
PPG Industries, Inc.	9,511	1,259,827

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	4,135	$1,578,205
Shin-Etsu Chemical Co. Ltd. (Japan)	9,300	388,651
Sika AG (Switzerland)	612	202,857
Solvay SA (Belgium)	5,784	226,590
Symrise AG (Germany)	977	135,207
		12,038,854
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	47,821	627,688
Cintas Corp.	640	131,763
Copart, Inc.*	8,940	468,456
Pluxee NV (Brazil)*	4,554	95,924
Republic Services, Inc.	1,906	382,801
Rollins, Inc.	2,560	129,485
Serco Group PLC (United Kingdom)	45,260	108,082
Veralto Corp.	9,333	1,043,989
Waste Management, Inc.	690	143,244
		3,131,432
Communications Equipment — 0.1%
Arista Networks, Inc.*	5,160	1,980,511
Cisco Systems, Inc.	48,922	2,603,629
F5, Inc.*	120	26,424
Juniper Networks, Inc.	640	24,947
Motorola Solutions, Inc.	300	134,889
Nokia OYJ (Finland)	62,511	272,934
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,074	53,454
		5,096,788
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,632	259,957
Comfort Systems USA, Inc.	1,196	466,859
Eiffage SA (France)	2,901	280,137
Ferrovial SE	3,320	142,684
Maire SpA (Italy)	7,292	60,290
MasTec, Inc.*	5,800	713,980
Quanta Services, Inc.	250	74,537
Skanska AB (Sweden) (Class B Stock)	2,072	43,191
Vinci SA (France)	6,821	797,352
		2,838,987
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	19,500	56,861
Cemex SAB de CV (Mexico), UTS	111,660	68,334
CRH PLC	13,700	1,270,538
Heidelberg Materials AG (Germany)	4,744	516,811
Holcim AG*	6,336	620,503
James Hardie Industries PLC, CDI*	6,226	247,407
Martin Marietta Materials, Inc.	105	56,516
Vulcan Materials Co.	3,677	920,831
		3,757,801
Consumer Finance — 0.1%
Ally Financial, Inc.	3,288	117,020
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
American Express Co.	9,071	$2,460,055
Capital One Financial Corp.	2,267	339,438
Discover Financial Services	460	64,533
Synchrony Financial(a)	19,810	988,123
		3,969,169
Consumer Staples Distribution & Retail — 0.4%
BJ’s Wholesale Club Holdings, Inc.*	1,448	119,431
Carrefour SA (France)	15,241	259,881
Coles Group Ltd. (Australia)	21,308	265,636
Costco Wholesale Corp.	3,434	3,044,310
Dollar General Corp.	400	33,828
Dollar Tree, Inc.*	9,710	682,807
Endeavour Group Ltd. (Australia)	26,163	90,475
J Sainsbury PLC (United Kingdom)	9,790	38,742
Kesko OYJ (Finland) (Class B Stock)	5,132	109,489
Koninklijke Ahold Delhaize NV (Netherlands)	15,746	544,317
Kroger Co. (The)	1,320	75,636
Loblaw Cos. Ltd. (Canada)	1,115	148,463
MatsukiyoCocokara & Co. (Japan)	2,000	32,951
Sugi Holdings Co. Ltd. (Japan)	4,700	86,798
Sysco Corp.(a)	990	77,279
Target Corp.	9,980	1,555,483
Tesco PLC (United Kingdom)	202,079	970,244
US Foods Holding Corp.*	11,900	731,850
Walgreens Boots Alliance, Inc.(a)	12,020	107,699
Wal-Mart de Mexico SAB de CV (Mexico)	22,566	68,088
Walmart, Inc.	54,563	4,405,962
Woolworths Group Ltd. (Australia)	6,919	158,994
		13,608,363
Containers & Packaging — 0.0%
Amcor PLC(a)	2,880	32,630
Avery Dennison Corp.	2,146	473,751
Ball Corp.(a)	630	42,783
Crown Holdings, Inc.	6,660	638,561
International Paper Co.(a)	690	33,707
Packaging Corp. of America	140	30,156
Smurfit WestRock PLC	1,010	49,914
Transcontinental, Inc. (Canada) (Class A Stock)	5,603	74,447
		1,375,949
Distributors — 0.0%
Genuine Parts Co.(a)	240	33,523
LKQ Corp.	530	21,158
Pool Corp.	60	22,608
		77,289
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	800	225,616
Service Corp. International(a)	736	58,092
		283,708

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs — 0.0%
Covivio SA (France)	986	$60,004
GPT Group (The) (Australia)	65,073	223,124
KDX Realty Investment Corp. (Japan)	245	258,150
Stockland (Australia)	9,229	33,288
		574,566
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	110,312	2,426,864
Cellnex Telecom SA (Spain), 144A	1,500	60,814
Deutsche Telekom AG (Germany)	33,587	986,425
Elisa OYJ (Finland)	2,510	133,066
Hellenic Telecommunications Organization SA (Greece)	6,929	119,564
Koninklijke KPN NV (Netherlands)	111,038	453,511
Nippon Telegraph & Telephone Corp. (Japan)	237,600	243,584
Orange SA (France)	26,892	307,992
Singapore Telecommunications Ltd. (Singapore)	26,400	66,380
Swisscom AG (Switzerland)	136	88,877
Telkom Indonesia Persero Tbk PT (Indonesia)	665,600	131,798
Telstra Group Ltd. (Australia)	102,470	274,264
Verizon Communications, Inc.	46,648	2,094,962
		7,388,101
Electric Utilities — 0.4%
Alliant Energy Corp.(a)	510	30,952
American Electric Power Co., Inc.	990	101,574
BKW AG (Switzerland)	190	34,454
Chubu Electric Power Co., Inc. (Japan)	17,000	199,787
CLP Holdings Ltd. (Hong Kong)	20,000	174,848
Constellation Energy Corp.	7,119	1,851,082
Duke Energy Corp.	4,380	505,014
Edison International	760	66,188
Enel SpA (Italy)	122,944	982,053
Entergy Corp.	420	55,276
Evergy, Inc.	460	28,525
Eversource Energy	2,690	183,054
Exelon Corp.	7,980	323,589
FirstEnergy Corp.	1,030	45,681
Fortum OYJ (Finland)(a)	12,078	198,747
Iberdrola SA (Spain)	104,164	1,610,286
Kansai Electric Power Co., Inc. (The) (Japan)	20,600	341,401
NextEra Energy, Inc.	21,238	1,795,248
NRG Energy, Inc.	12,770	1,163,347
PG&E Corp.	67,818	1,340,762
Pinnacle West Capital Corp.(a)	230	20,376
PPL Corp.	1,470	48,628
Southern Co. (The)(a)	6,904	622,603
SSE PLC (United Kingdom)	12,940	326,145
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	54,800	243,042
Verbund AG (Austria)	388	32,102
Xcel Energy, Inc.	22,403	1,462,916
		13,787,680
	Shares	Value

Common Stocks (continued)
Electrical Equipment — 0.3%
ABB India Ltd. (India)	636	$61,124
ABB Ltd. (Switzerland)	19,369	1,123,705
AMETEK, Inc.	1,253	215,153
Eaton Corp. PLC	10,195	3,379,031
Emerson Electric Co.(a)	1,090	119,213
Fuji Electric Co. Ltd. (Japan)	1,400	84,830
GE Vernova, Inc.*	709	180,781
Generac Holdings, Inc.*	125	19,860
Hubbell, Inc.	90	38,551
Legrand SA (France)	4,103	472,690
Mitsubishi Electric Corp. (Japan)	30,200	489,873
Nidec Corp. (Japan)	10,200	214,742
nVent Electric PLC	3,700	259,962
Prysmian SpA (Italy)	3,756	273,281
Rockwell Automation, Inc.	190	51,007
Schneider Electric SE	7,806	2,057,723
Sensata Technologies Holding PLC	2,700	96,822
Siemens Energy AG (Germany)*	8,339	307,875
Vertiv Holdings Co. (Class A Stock)	12,700	1,263,523
		10,709,746
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	13,800	899,208
CDW Corp.	230	52,049
Coherent Corp.*	1,267	112,649
Corning, Inc.	8,513	384,362
Halma PLC (United Kingdom)	6,935	242,486
Hon Hai Precision Industry Co. Ltd. (Taiwan)	101,677	598,660
Ibiden Co. Ltd. (Japan)	3,900	120,537
Jabil, Inc.	250	29,957
Keyence Corp. (Japan)	2,936	1,407,114
Keysight Technologies, Inc.*	310	49,268
Murata Manufacturing Co. Ltd. (Japan)	19,000	375,986
Omron Corp. (Japan)	1,500	68,580
TD SYNNEX Corp.	6,300	756,504
TDK Corp. (Japan)	20,500	261,874
TE Connectivity PLC (Ireland)	570	86,064
Teledyne Technologies, Inc.*	80	35,013
Trimble, Inc.*	490	30,424
Yokogawa Electric Corp. (Japan)	9,400	240,874
Zebra Technologies Corp. (Class A Stock)*	85	31,477
		5,783,086
Energy Equipment & Services — 0.1%
Baker Hughes Co.	32,896	1,189,190
Halliburton Co.	1,770	51,419
Schlumberger NV	21,930	919,963
TechnipFMC PLC (United Kingdom)	5,894	154,600
Weatherford International PLC	2,096	177,992
		2,493,164
Entertainment — 0.2%
Capcom Co. Ltd. (Japan)	5,200	121,286
CTS Eventim AG & Co. KGaA (Germany)	2,230	232,200

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Electronic Arts, Inc.	1,140	$163,522
Konami Group Corp. (Japan)	2,000	203,957
Live Nation Entertainment, Inc.*	280	30,657
NetEase, Inc. (China), ADR	1,851	173,087
Netflix, Inc.*	6,218	4,410,241
Nexon Co. Ltd. (Japan)	15,900	315,963
Nintendo Co. Ltd. (Japan)	6,200	331,399
Sea Ltd. (Singapore), ADR*	5,900	556,252
Take-Two Interactive Software, Inc.*	310	47,650
Tencent Music Entertainment Group (China), ADR	18,388	221,575
Walt Disney Co. (The)(a)	16,462	1,583,480
Warner Bros Discovery, Inc.*	30,217	249,290
		8,640,559
Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	296	463,424
Apollo Global Management, Inc.	2,144	267,807
Berkshire Hathaway, Inc. (Class B Stock)*	13,440	6,185,894
Block, Inc.*	5,454	366,127
Corpay, Inc.*	914	285,863
Euronet Worldwide, Inc.*	1,600	158,768
EXOR NV (Netherlands)	2,706	290,094
Fidelity National Information Services, Inc.	15,080	1,262,950
Fiserv, Inc.*	1,110	199,412
Global Payments, Inc.	520	53,258
Groupe Bruxelles Lambert NV (Belgium)	2,652	206,655
Industrivarden AB (Sweden) (Class A Stock)	1,408	52,073
Industrivarden AB (Sweden) (Class C Stock)	2,445	90,033
Investor AB (Sweden) (Class B Stock)	21,043	648,466
Jack Henry & Associates, Inc.(a)	140	24,716
Mastercard, Inc. (Class A Stock)	10,833	5,349,335
ORIX Corp. (Japan)	3,200	74,876
PayPal Holdings, Inc.*	20,850	1,626,925
Shift4 Payments, Inc. (Class A Stock)*	1,291	114,383
Visa, Inc. (Class A Stock)	11,520	3,167,424
		20,888,483
Food Products — 0.2%
Archer-Daniels-Midland Co.	13,460	804,100
Associated British Foods PLC (United Kingdom)	8,007	250,240
AVI Ltd. (South Africa)	14,037	89,174
Bunge Global SA(a)	290	28,026
Campbell Soup Co.(a)	390	19,079
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	38,700
Conagra Brands, Inc.	28,550	928,446
Danone SA (France)	3,544	258,143
Freshpet, Inc.*(a)	1,569	214,592
General Mills, Inc.(a)	2,430	179,455
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	5,658	$104,844
Hershey Co. (The)(a)	2,638	505,916
Hormel Foods Corp.	4,180	132,506
Ingredion, Inc.	1,800	247,374
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	23,000	94,664
J.M. Smucker Co. (The)(a)	210	25,431
JDE Peet’s NV (Netherlands)	1,560	32,577
Kellanova	2,820	227,602
Kraft Heinz Co. (The)	1,590	55,825
Lamb Weston Holdings, Inc.(a)	717	46,419
McCormick & Co., Inc.	500	41,150
Mondelez International, Inc. (Class A Stock)	16,601	1,222,996
Nestle SA	27,768	2,790,474
Orkla ASA (Norway)	3,765	35,509
Tyson Foods, Inc. (Class A Stock)(a)	570	33,949
WH Group Ltd. (Hong Kong), 144A	560,000	441,056
Wilmar International Ltd. (China)	69,800	181,034
		9,029,281
Gas Utilities — 0.0%
APA Group (Australia), UTS	6,045	32,351
Atmos Energy Corp.	300	41,613
Osaka Gas Co. Ltd. (Japan)	8,900	200,714
Snam SpA (Italy)	26,146	133,181
Tokyo Gas Co. Ltd. (Japan)	4,500	104,819
		512,678
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	2,026	237,346
CSX Corp.	66,703	2,303,254
Hankyu Hanshin Holdings, Inc. (Japan)	6,900	213,152
J.B. Hunt Transport Services, Inc.	160	27,573
Norfolk Southern Corp.	4,006	995,491
Old Dominion Freight Line, Inc.(a)	320	63,565
Ryder System, Inc.	700	102,060
TFI International, Inc. (Canada)(a)	375	51,334
Tokyu Corp. (Japan)	14,000	181,299
Uber Technologies, Inc.*	26,040	1,957,166
Union Pacific Corp.	10,026	2,471,208
West Japan Railway Co. (Japan)	16,131	306,350
		8,909,798
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	25,695	2,929,487
Alcon, Inc.	2,655	265,713
Align Technology, Inc.*(a)	140	35,605
Baxter International, Inc.	1,010	38,350
Becton, Dickinson & Co.	7,463	1,799,329
Boston Scientific Corp.*	24,376	2,042,709
ConvaTec Group PLC (United Kingdom), 144A	45,043	136,805
Cooper Cos., Inc. (The)*	390	43,033
Demant A/S (Denmark)*	5,226	203,455

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	770	$51,621
Edwards Lifesciences Corp.*	1,150	75,889
EssilorLuxottica SA (France)	1,178	279,097
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	19,110	423,595
GE HealthCare Technologies, Inc.	5,231	490,929
Getinge AB (Sweden) (Class B Stock)	5,942	127,882
Hologic, Inc.*	470	38,286
Hoya Corp. (Japan)	4,600	637,116
IDEXX Laboratories, Inc.*	150	75,783
Insulet Corp.*(a)	140	32,585
Intuitive Surgical, Inc.*	2,260	1,110,270
Koninklijke Philips NV (Netherlands)*	8,640	283,268
Medtronic PLC	29,777	2,680,823
Olympus Corp. (Japan)	5,500	104,551
ResMed, Inc.(a)	250	61,030
Solventum Corp.*(a)	275	19,173
Sonova Holding AG (Switzerland)	120	43,223
STERIS PLC	195	47,295
Stryker Corp.(a)	2,649	956,978
Teleflex, Inc.	90	22,259
Terumo Corp. (Japan)	12,800	242,489
Zimmer Biomet Holdings, Inc.(a)	2,510	270,954
		15,569,582
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd. (India)	2,774	238,410
Cardinal Health, Inc.	5,980	660,910
Cencora, Inc.	1,104	248,488
Centene Corp.*	20,690	1,557,543
Cigna Group (The)	7,661	2,654,077
CVS Health Corp.	7,398	465,186
DaVita, Inc.*	100	16,393
Elevance Health, Inc.	3,430	1,783,600
Fresenius Medical Care AG (Germany)	7,720	328,036
Fresenius SE & Co. KGaA (Germany)*	2,605	99,383
HCA Healthcare, Inc.	345	140,218
Henry Schein, Inc.*	260	18,954
Humana, Inc.	230	72,850
Labcorp Holdings, Inc.(a)	1,370	306,168
McKesson Corp.	440	217,545
Molina Healthcare, Inc.*	100	34,456
Quest Diagnostics, Inc.	3,820	593,055
Sonic Healthcare Ltd. (Australia)	2,608	49,053
Tenet Healthcare Corp.*	800	132,960
UnitedHealth Group, Inc.	10,006	5,850,308
Universal Health Services, Inc. (Class B Stock)	120	27,481
		15,495,074
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,427	406,956
Healthpeak Properties, Inc.	22,610	517,091
Ventas, Inc.(a)	19,607	1,257,397
Welltower, Inc.(a)	1,040	133,151
		2,314,595
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	1,586	$195,212
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	1,400	24,640
Park Hotels & Resorts, Inc.	38,900	548,490
		573,130
Hotels, Restaurants & Leisure — 0.4%
Accor SA (France)	2,013	87,505
Airbnb, Inc. (Class A Stock)*	4,138	524,740
Amadeus IT Group SA (Spain)	2,077	150,422
Aristocrat Leisure Ltd. (Australia)	13,656	551,354
Booking Holdings, Inc.	63	265,364
Caesars Entertainment, Inc.*	430	17,948
Carnival Corp.*	2,000	36,960
Cava Group, Inc.*	2,900	359,165
Chipotle Mexican Grill, Inc.*	35,410	2,040,324
Compass Group PLC (United Kingdom)	32,054	1,027,641
Darden Restaurants, Inc.(a)	4,900	804,237
Domino’s Pizza, Inc.(a)	421	181,089
Evolution AB (Sweden), 144A	327	32,161
Expedia Group, Inc.*	260	38,485
Galaxy Entertainment Group Ltd. (Macau)	21,000	103,702
Hilton Worldwide Holdings, Inc.	5,560	1,281,580
Indian Hotels Co. Ltd. (The) (India)	7,717	63,066
InterContinental Hotels Group PLC (United Kingdom)	858	93,436
J D Wetherspoon PLC (United Kingdom)*	6,958	69,078
La Francaise des Jeux SAEM (France), 144A	7,322	301,297
Las Vegas Sands Corp.	730	36,748
MakeMyTrip Ltd. (India)*(a)	2,406	223,638
Marriott International, Inc. (Class A Stock)	2,779	690,859
McDonald’s Corp.	7,978	2,429,381
Meituan (China) (Class B Stock), 144A*	10,331	219,383
MGM Resorts International*(a)	6,940	271,285
Norwegian Cruise Line Holdings Ltd.*(a)	850	17,434
Royal Caribbean Cruises Ltd.	3,530	626,081
Sodexo SA (France)	5,341	437,874
Starbucks Corp.(a)	2,170	211,553
Texas Roadhouse, Inc.	6,432	1,135,891
Travel + Leisure Co.	6,600	304,128
Trip.com Group Ltd. (China), ADR*	4,190	249,012
Whitbread PLC (United Kingdom)	4,513	189,449
Wynn Resorts Ltd.	190	18,217
Yum! Brands, Inc.	2,141	299,119
Zensho Holdings Co. Ltd. (Japan)	3,500	193,921
Zomato Ltd. (India)*	116,346	378,691
		15,962,218

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	3,608	$228,211
D.R. Horton, Inc.	550	104,923
Garmin Ltd.(a)	3,000	528,090
Lennar Corp. (Class A Stock)	5,764	1,080,635
Midea Group Co. Ltd. (China) (Class A Stock)	6,100	65,818
Mohawk Industries, Inc.*	100	16,068
NVR, Inc.*	6	58,871
Panasonic Holdings Corp. (Japan)	11,900	104,539
Persimmon PLC (United Kingdom)	2,814	61,925
PulteGroup, Inc.	420	60,283
SEB SA (France)	1,074	122,592
Sekisui Chemical Co. Ltd. (Japan)	5,400	84,433
Sekisui House Ltd. (Japan)	7,100	197,136
Sony Group Corp. (Japan)	52,000	1,010,235
Toll Brothers, Inc.(a)	3,020	466,560
TopBuild Corp.*	576	234,322
		4,424,641
Household Products — 0.2%
Church & Dwight Co., Inc.(a)	490	51,313
Clorox Co. (The)	210	34,211
Colgate-Palmolive Co.	16,880	1,752,313
Essity AB (Sweden) (Class B Stock)	15,880	495,689
Henkel AG & Co. KGaA (Germany)	1,175	99,890
Kimberly-Clark Corp.	2,730	388,424
Procter & Gamble Co. (The)	20,071	3,476,297
Reckitt Benckiser Group PLC (United Kingdom)	7,991	488,923
		6,787,060
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	49,430	991,566
Electric Power Development Co. Ltd. (Japan)	3,700	61,876
RWE AG (Germany)	5,064	184,496
Vistra Corp.	3,449	408,844
		1,646,782
Industrial Conglomerates — 0.2%
3M Co.	16,793	2,295,603
Hitachi Ltd. (Japan)	61,200	1,622,861
Honeywell International, Inc.	3,520	727,619
Lifco AB (Sweden) (Class B Stock)	1,425	46,931
Siemens AG (Germany)	6,158	1,245,813
Smiths Group PLC (United Kingdom)	3,941	88,566
		6,027,393
Industrial REITs — 0.1%
Americold Realty Trust, Inc.(a)	9,000	254,430
Goodman Group (Australia)	22,203	566,377
Prologis, Inc.	17,718	2,237,429
		3,058,236
Insurance — 0.8%
Admiral Group PLC (United Kingdom)	2,760	102,879
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Aflac, Inc.	1,000	$111,800
Ageas SA/NV (Belgium)	4,059	216,585
AIA Group Ltd. (Hong Kong)	101,800	889,005
Allianz SE (Germany)	3,826	1,258,445
Allstate Corp. (The)	8,000	1,517,200
American International Group, Inc.	4,390	321,480
Aon PLC (Class A Stock)	410	141,856
Arch Capital Group Ltd.*	780	87,266
Arthur J. Gallagher & Co.(a)	1,399	393,637
Assurant, Inc.	4,920	978,391
Aviva PLC (United Kingdom)	57,048	369,486
AXA SA (France)	27,017	1,040,070
Axis Capital Holdings Ltd.	1,637	130,322
Beazley PLC (United Kingdom)	7,605	77,664
Brown & Brown, Inc.	510	52,836
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	74,400	263,456
Chubb Ltd.	7,668	2,211,374
Cincinnati Financial Corp.	340	46,281
Dai-ichi Life Holdings, Inc. (Japan)	12,900	334,721
DB Insurance Co. Ltd. (South Korea)	1,717	147,548
Erie Indemnity Co. (Class A Stock)	40	21,593
Everest Group Ltd.	80	31,346
Fairfax Financial Holdings Ltd. (Canada)	166	209,600
Fidelity National Financial, Inc.(a)	2,700	167,562
Generali (Italy)	4,450	128,795
Globe Life, Inc.	200	21,182
Hannover Rueck SE (Germany)	1,314	375,094
Hartford Financial Services Group, Inc. (The)	2,794	328,602
iA Financial Corp., Inc. (Canada)	992	82,224
Insurance Australia Group Ltd. (Australia)	40,543	206,042
Japan Post Holdings Co. Ltd. (Japan)	39,000	373,977
Loews Corp.	410	32,410
Manulife Financial Corp. (Canada)	7,273	214,945
Markel Group, Inc.*	112	175,681
Marsh & McLennan Cos., Inc.	11,177	2,493,477
Medibank Private Ltd. (Australia)	101,397	255,820
MetLife, Inc.	35,906	2,961,527
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,652	910,325
NN Group NV (Netherlands)	1,216	60,674
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	45,000	282,579
Poste Italiane SpA (Italy), 144A	5,425	76,184
Principal Financial Group, Inc.	480	41,232
Progressive Corp. (The)	11,891	3,017,460
QBE Insurance Group Ltd. (Australia)	8,352	95,368
RenaissanceRe Holdings Ltd. (Bermuda)(a)	877	238,895
Sampo OYJ (Finland) (Class A Stock)	3,483	162,448
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	721	190,559
Sompo Holdings, Inc. (Japan)	10,300	232,170

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Suncorp Group Ltd. (Australia)	2,768	$34,565
Swiss Life Holding AG (Switzerland)	273	228,435
Swiss Re AG	2,862	396,042
T&D Holdings, Inc. (Japan)	5,800	102,259
Talanx AG (Germany)	2,720	229,282
Tokio Marine Holdings, Inc. (Japan)	12,600	464,618
Travelers Cos., Inc. (The)	3,278	767,445
W.R. Berkley Corp.	667	37,839
Willis Towers Watson PLC	1,480	435,904
Zurich Insurance Group AG (Switzerland)	1,490	900,198
		27,676,660
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)	73,168	12,134,913
Alphabet, Inc. (Class C Stock)	42,180	7,052,074
Auto Trader Group PLC (United Kingdom), 144A	23,963	278,574
Kanzhun Ltd. (China), ADR	4,750	82,460
LY Corp. (Japan)	76,600	223,273
Match Group, Inc.*	540	20,434
Meta Platforms, Inc. (Class A Stock)	23,897	13,679,599
REA Group Ltd. (Australia)	1,235	170,901
Scout24 SE (Germany), 144A	1,378	118,643
Tencent Holdings Ltd. (China)	8,200	455,960
		34,216,831
IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	2,989	1,056,552
Akamai Technologies, Inc.*(a)	300	30,285
Capgemini SE (France)	372	80,315
CGI, Inc. (Canada)*	1,175	135,202
Cognizant Technology Solutions Corp. (Class A Stock)	15,790	1,218,672
EPAM Systems, Inc.*	110	21,893
Fujitsu Ltd. (Japan)	6,300	129,525
Gartner, Inc.*	140	70,947
Globant SA*(a)	1,052	208,443
GoDaddy, Inc. (Class A Stock)*	240	37,627
International Business Machines Corp.(a)	14,928	3,300,282
NEC Corp. (Japan)	4,300	415,235
Okta, Inc.*	1,700	126,378
Tata Consultancy Services Ltd. (India)	7,446	379,139
Twilio, Inc. (Class A Stock)*	3,100	202,182
VeriSign, Inc.*	170	32,293
Wix.com Ltd. (Israel)*	2,200	367,774
		7,812,744
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	16,700	381,064
Hasbro, Inc.	1,346	97,343
Sankyo Co. Ltd. (Japan)	19,700	290,358
		768,765
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	540	$80,179
Bio-Techne Corp.	310	24,778
Charles River Laboratories International, Inc.*	100	19,697
Danaher Corp.	8,010	2,226,940
Illumina, Inc.*	5,100	665,091
IQVIA Holdings, Inc.*	320	75,831
Lonza Group AG (Switzerland)	827	524,801
Mettler-Toledo International, Inc.*	139	208,458
QIAGEN NV*	4,102	186,928
Revvity, Inc.(a)	240	30,660
Thermo Fisher Scientific, Inc.	4,510	2,789,751
Waters Corp.*	100	35,989
West Pharmaceutical Services, Inc.	125	37,520
		6,906,623
Machinery — 0.5%
Alfa Laval AB (Sweden)	4,763	228,986
Allison Transmission Holdings, Inc.	12,895	1,238,823
Atlas Copco AB (Sweden) (Class A Stock)	44,931	870,781
Atlas Copco AB (Sweden) (Class B Stock)	13,231	227,016
Caterpillar, Inc.	3,147	1,230,855
Cummins, Inc.	2,150	696,149
Daifuku Co. Ltd. (Japan)	1,700	32,908
Deere & Co.(a)	3,843	1,603,799
Donaldson Co., Inc.	10,300	759,110
Doosan Bobcat, Inc. (South Korea)	4,075	126,006
Dover Corp.	3,195	612,609
Epiroc AB (Sweden) (Class B Stock)	4,683	88,803
FANUC Corp. (Japan)	9,800	287,830
Flowserve Corp.	18,100	935,589
Fortive Corp.	3,013	237,816
GEA Group AG (Germany)	8,240	404,143
IDEX Corp.	150	32,175
Illinois Tool Works, Inc.	500	131,035
Indutrade AB (Sweden)	5,077	157,996
Ingersoll Rand, Inc.	800	78,528
ITT, Inc.(a)	6,400	956,864
Knorr-Bremse AG (Germany)	2,468	219,911
Komatsu Ltd. (Japan)	1,200	33,594
Kone OYJ (Finland) (Class B Stock)	2,814	168,338
Makita Corp. (Japan)	7,700	260,118
MINEBEA MITSUMI, Inc. (Japan)	2,000	39,533
Mitsubishi Heavy Industries Ltd. (Japan)	13,300	198,755
Nordson Corp.	110	28,889
Otis Worldwide Corp.	7,013	728,931
PACCAR, Inc.	980	96,706
Parker-Hannifin Corp.	2,901	1,832,910
Pentair PLC	330	32,271
Rational AG (Germany)	244	249,112
RBC Bearings, Inc.*	398	119,153
Sandvik AB (Sweden)	1,562	34,953
Schindler Holding AG (Switzerland)	256	72,808

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	432	$126,794
SKF AB (Sweden) (Class B Stock)	4,833	96,268
Snap-on, Inc.	100	28,971
Stanley Black & Decker, Inc.(a)	300	33,039
Techtronic Industries Co. Ltd. (Hong Kong)	24,843	370,867
Trelleborg AB (Sweden) (Class B Stock)	2,090	80,446
VAT Group AG (Switzerland), 144A	206	105,348
Volvo AB (Sweden) (Class A Stock)	2,158	57,624
Volvo AB (Sweden) (Class B Stock)	19,431	513,993
Wartsila OYJ Abp (Finland)	15,349	343,460
Westinghouse Air Brake Technologies Corp.	2,920	530,768
Xylem, Inc.	440	59,413
		17,400,794
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	32	51,863
AP Moller - Maersk A/S (Denmark) (Class B Stock)	62	104,333
Kawasaki Kisen Kaisha Ltd. (Japan)	24,000	374,148
Kirby Corp.*	1,464	179,237
SITC International Holdings Co. Ltd. (China)	52,000	139,482
		849,063
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	175	56,714
Comcast Corp. (Class A Stock)	58,073	2,425,709
Fox Corp. (Class A Stock)(a)	470	19,895
Fox Corp. (Class B Stock)	250	9,700
Informa PLC (United Kingdom)	8,245	90,675
Interpublic Group of Cos., Inc. (The)(a)	760	24,039
News Corp. (Class A Stock)	750	19,972
News Corp. (Class B Stock)(a)	340	9,503
Omnicom Group, Inc.(a)	390	40,322
Paramount Global (Class B Stock)(a)	960	10,195
Publicis Groupe SA (France)	3,965	433,915
Vivendi SE (France)	6,921	80,064
		3,220,703
Metals & Mining — 0.2%
Agnico Eagle Mines Ltd. (Canada)	1,322	106,500
Anglo American PLC (South Africa)	2,826	91,861
Antofagasta PLC (Chile)	1,281	34,529
Barrick Gold Corp. (Canada)	3,710	73,792
BHP Group Ltd. (Australia)	47,539	1,475,904
Boliden AB (Sweden)	6,391	216,904
Fortescue Ltd. (Australia)	38,004	536,030
Freeport-McMoRan, Inc.	27,750	1,385,280
Glencore PLC (Australia)*	100,827	577,401
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	7,560	112,468
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
JFE Holdings, Inc. (Japan)	8,300	$111,587
Lundin Mining Corp. (Chile)	18,023	188,832
Newmont Corp.	2,190	117,056
Nippon Steel Corp. (Japan)	13,800	309,287
Northern Star Resources Ltd. (Australia)	29,723	325,593
Nucor Corp.	1,450	217,993
Rio Tinto Ltd. (Australia)	3,202	283,202
Rio Tinto PLC (Australia)	16,268	1,154,827
Steel Dynamics, Inc.	260	32,781
Vale SA (Brazil)	19,500	227,906
		7,579,733
Multi-Utilities — 0.2%
Ameren Corp.	520	45,479
CenterPoint Energy, Inc.	11,763	346,067
Centrica PLC (United Kingdom)	206,053	322,296
CMS Energy Corp.	9,885	698,178
Consolidated Edison, Inc.	690	71,850
Dominion Energy, Inc.	8,274	478,154
DTE Energy Co.	7,810	1,002,882
E.ON SE (Germany)	53,583	797,955
Engie SA (France)	29,990	518,593
National Grid PLC (United Kingdom)	26,571	367,291
NiSource, Inc.	23,018	797,574
Public Service Enterprise Group, Inc.	4,656	415,362
Sembcorp Industries Ltd. (Singapore)	42,800	183,986
Sempra(a)	10,950	915,749
Veolia Environnement SA (France)	1,316	43,327
WEC Energy Group, Inc.(a)	630	60,593
		7,065,336
Office REITs — 0.0%
BXP, Inc.(a)	290	23,333
Dexus (Australia)	16,165	84,344
Gecina SA (France)	1,519	174,897
Japan Real Estate Investment Corp. (Japan)	33	131,195
Nippon Building Fund, Inc. (Japan)	80	73,306
		487,075
Oil, Gas & Consumable Fuels — 0.8%
Antero Resources Corp.*	14,300	409,695
APA Corp.	720	17,611
ARC Resources Ltd. (Canada)	14,140	239,004
BP PLC	127,697	666,009
Cenovus Energy, Inc. (Canada)	15,682	262,285
Cheniere Energy, Inc.	7,982	1,435,483
Chevron Corp.(a)	17,689	2,605,059
ConocoPhillips(a)	20,977	2,208,459
Coterra Energy, Inc.	1,500	35,925
Devon Energy Corp.	14,270	558,242
Diamondback Energy, Inc.	6,657	1,147,667
ENEOS Holdings, Inc. (Japan)	62,900	344,388
Eni SpA (Italy)	23,088	351,343
EOG Resources, Inc.	5,511	677,467
EQT Corp.(a)	1,120	41,037

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	3,819	$96,616
Exxon Mobil Corp.	56,545	6,628,205
Harbour Energy PLC (United Kingdom)	34,684	123,707
Hess Corp.	510	69,258
Idemitsu Kosan Co. Ltd. (Japan)	46,400	336,462
Inpex Corp. (Japan)	21,500	291,084
Kinder Morgan, Inc.	3,850	85,047
LUKOIL PJSC (Russia)^	3,042	—
Marathon Oil Corp.	1,160	30,891
Marathon Petroleum Corp.	650	105,892
Occidental Petroleum Corp.	3,920	202,037
ONEOK, Inc.	1,100	100,243
PetroChina Co. Ltd. (China) (Class H Stock)	258,000	208,121
Petroleo Brasileiro SA (Brazil), ADR(a)	13,041	187,921
Phillips 66	9,510	1,250,089
Repsol SA (Spain)	22,450	296,099
Santos Ltd. (Australia)	10,044	48,667
Shell PLC	56,400	1,829,714
Shell PLC, ADR	14,530	958,253
Suncor Energy, Inc. (Canada)	4,183	154,398
Targa Resources Corp.	400	59,204
TotalEnergies SE (France)	30,250	1,964,294
TotalEnergies SE (France), ADR(a)	1,286	83,101
Valero Energy Corp.	3,000	405,090
Williams Cos., Inc. (The)	48,968	2,235,389
		28,749,456
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	4,569	87,156
UPM-Kymmene OYJ (Finland)	5,254	175,875
		263,031
Passenger Airlines — 0.0%
Air Canada (Canada)*	2,198	26,637
ANA Holdings, Inc. (Japan)	4,100	87,794
Delta Air Lines, Inc.	4,973	252,578
Japan Airlines Co. Ltd. (Japan)	5,700	99,691
Qantas Airways Ltd. (Australia)*	27,693	141,359
Singapore Airlines Ltd. (Singapore)	40,800	215,379
Southwest Airlines Co.(a)	1,190	35,260
United Airlines Holdings, Inc.*	650	37,089
		895,787
Personal Care Products — 0.1%
Amorepacific Corp. (South Korea)	798	89,343
Estee Lauder Cos., Inc. (The) (Class A Stock)	460	45,857
Haleon PLC	46,429	242,940
Kao Corp. (Japan)	4,200	207,592
Kenvue, Inc.	3,830	88,588
L’Oreal SA (France)	2,284	1,024,458
Unilever PLC (United Kingdom)	24,311	1,576,162
Unilever PLC (United Kingdom), ADR	15,873	1,031,110
		4,306,050
	Shares	Value

Common Stocks (continued)
Pharmaceuticals — 1.1%
AstraZeneca PLC (United Kingdom)	16,489	$2,568,763
AstraZeneca PLC (United Kingdom), ADR	14,902	1,161,015
Bayer AG (Germany)	1,882	63,671
Bristol-Myers Squibb Co.	23,906	1,236,896
Catalent, Inc.*	360	21,805
Chugai Pharmaceutical Co. Ltd. (Japan)	9,900	479,864
Daiichi Sankyo Co. Ltd. (Japan)	21,100	696,983
Elanco Animal Health, Inc.*	40,800	599,352
Eli Lilly & Co.	9,601	8,505,910
Galderma Group AG (Switzerland)*	1,148	106,614
GSK PLC	46,720	951,267
Hikma Pharmaceuticals PLC (Jordan)	11,760	300,934
Ipsen SA (France)	1,181	145,476
Johnson & Johnson	25,948	4,205,133
Kyowa Kirin Co. Ltd. (Japan)	11,000	194,114
Merck & Co., Inc.	32,115	3,646,979
Merck KGaA (Germany)	1,706	301,162
Novartis AG (Switzerland)	19,169	2,207,164
Novo Nordisk A/S (Denmark), ADR	1,806	215,040
Novo Nordisk A/S (Denmark) (Class B Stock)	37,154	4,406,892
Ono Pharmaceutical Co. Ltd. (Japan)	2,800	37,585
Orion OYJ (Finland) (Class B Stock)	4,260	233,422
Otsuka Holdings Co. Ltd. (Japan)	6,400	363,514
Perrigo Co. PLC(a)	9,400	246,562
Pfizer, Inc.	24,163	699,277
Roche Holding AG	8,517	2,725,587
Sanofi SA	14,440	1,662,612
Sanofi SA, ADR	5,181	298,581
Santen Pharmaceutical Co. Ltd. (Japan)	17,200	208,797
Shionogi & Co. Ltd. (Japan)	21,300	305,318
Sun Pharmaceutical Industries Ltd. (India)	12,184	280,116
Takeda Pharmaceutical Co. Ltd. (Japan)	13,000	374,577
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	13,800	248,676
Viatris, Inc.	2,390	27,748
Zoetis, Inc.	870	169,981
		39,897,387
Professional Services — 0.2%
Amentum Holdings, Inc.*	210	6,773
Automatic Data Processing, Inc.	5,380	1,488,807
Broadridge Financial Solutions, Inc.	230	49,457
Bureau Veritas SA (France)	5,913	196,173
Computershare Ltd. (Australia)	17,724	308,980
Dayforce, Inc.*(a)	310	18,988
Dun & Bradstreet Holdings, Inc.	61,900	712,469
Equifax, Inc.	240	70,526
Experian PLC	3,502	184,449
Intertek Group PLC (United Kingdom)	2,521	174,295
Jacobs Solutions, Inc.	210	27,489
Leidos Holdings, Inc.	2,630	428,690

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
ManpowerGroup, Inc.	3,000	$220,560
Parsons Corp.*	1,700	176,256
Paychex, Inc.(a)	600	80,514
Paycom Software, Inc.	95	15,824
Recruit Holdings Co. Ltd. (Japan)	11,900	722,954
RELX PLC (United Kingdom)	9,516	449,311
SGS SA (Switzerland)	676	75,483
Teleperformance SE (France)	1,262	130,554
Verisk Analytics, Inc.	250	66,990
Wolters Kluwer NV (Netherlands)	4,796	808,950
		6,414,492
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	590	73,443
Colliers International Group, Inc. (Canada)	901	136,737
CoStar Group, Inc.*	3,410	257,250
Daito Trust Construction Co. Ltd. (Japan)	2,600	316,696
Daiwa House Industry Co. Ltd. (Japan)	8,800	276,989
Emaar Properties PJSC (United Arab Emirates)	35,697	84,694
Henderson Land Development Co. Ltd. (Hong Kong)	11,000	34,834
Jones Lang LaSalle, Inc.*	4,000	1,079,240
KE Holdings, Inc. (China), ADR	10,958	218,174
LEG Immobilien SE (Germany)	1,460	152,853
Macrotech Developers Ltd. (India), 144A	3,641	53,613
Mitsubishi Estate Co. Ltd. (Japan)	6,000	94,766
Mitsui Fudosan Co. Ltd. (Japan)	16,200	152,650
New World Development Co. Ltd. (Hong Kong)	118,000	144,524
Nomura Real Estate Holdings, Inc. (Japan)	4,700	126,632
Phoenix Mills Ltd. (The) (India)	3,216	70,749
Swiss Prime Site AG (Switzerland)	1,003	112,410
Vonovia SE (Germany)	10,768	393,103
		3,779,357
Residential REITs — 0.1%
AvalonBay Communities, Inc.	1,905	429,101
Camden Property Trust(a)	1,669	206,172
Equity Residential	13,490	1,004,465
Essex Property Trust, Inc.	130	38,405
Invitation Homes, Inc.(a)	1,140	40,196
Mid-America Apartment Communities, Inc.	230	36,547
UDR, Inc.	600	27,204
		1,782,090
Retail REITs — 0.1%
Federal Realty Investment Trust	150	17,246
Kimco Realty Corp.(a)	7,420	172,292
Klepierre SA (France)	11,209	367,274
Realty Income Corp.(a)	6,050	383,691
Regency Centers Corp.	330	23,836
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Scentre Group (Australia)	127,177	$319,710
Simon Property Group, Inc.	570	96,341
Unibail-Rodamco-Westfield (France)	1,682	147,314
Vicinity Ltd. (Australia)	176,673	269,185
		1,796,889
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	8,905	1,461,132
Advantest Corp. (Japan)	16,753	787,915
Analog Devices, Inc.	6,515	1,499,558
Applied Materials, Inc.	6,476	1,308,476
ASM International NV (Netherlands)	1,333	879,460
ASML Holding NV (Netherlands) (XAMS)	4,316	3,590,310
ASML Holding NV (Netherlands) (XNGS)	128	106,656
Broadcom, Inc.	41,174	7,102,515
Disco Corp. (Japan)	1,709	450,198
Enphase Energy, Inc.*(a)	230	25,995
First Solar, Inc.*(a)	210	52,382
Infineon Technologies AG (Germany)	7,900	277,353
Intel Corp.	14,600	342,516
KLA Corp.	250	193,602
Kokusai Electric Corp. (Japan)	6,500	146,566
Lam Research Corp.	3,032	2,474,355
Lasertec Corp. (Japan)	1,800	300,108
Marvell Technology, Inc.	4,366	314,876
MediaTek, Inc. (Taiwan)	5,378	198,209
Microchip Technology, Inc.	5,690	456,850
Micron Technology, Inc.	22,023	2,284,005
Monolithic Power Systems, Inc.	1,385	1,280,432
Novatek Microelectronics Corp. (Taiwan)	5,000	81,407
NVIDIA Corp.	252,171	30,623,646
NXP Semiconductors NV (China)	6,324	1,517,823
ON Semiconductor Corp.*	850	61,719
Onto Innovation, Inc.*	1,600	332,096
Qorvo, Inc.*	6,390	660,087
QUALCOMM, Inc.	14,200	2,414,710
Renesas Electronics Corp. (Japan)	25,600	371,524
SCREEN Holdings Co. Ltd. (Japan)	2,800	196,900
Skyworks Solutions, Inc.	320	31,606
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,248	1,953,440
Teradyne, Inc.	7,500	1,004,475
Texas Instruments, Inc.	6,030	1,245,617
Tokyo Electron Ltd. (Japan)	5,000	891,679
Universal Display Corp.	85	17,842
		66,938,040
Software — 1.6%
Adobe, Inc.*	3,140	1,625,829
ANSYS, Inc.*	155	49,388
Autodesk, Inc.*	5,280	1,454,534
Cadence Design Systems, Inc.*	500	135,515
Check Point Software Technologies Ltd. (Israel)*	2,466	475,470

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Constellation Software, Inc. (Canada)	57	$184,826
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	4,635	1,299,979
CyberArk Software Ltd.*	2,299	670,411
Dassault Systemes SE (France)	4,078	161,981
Datadog, Inc. (Class A Stock)*	6,600	759,396
Fair Isaac Corp.*	45	87,458
Fortinet, Inc.*	1,265	98,101
Gen Digital, Inc.(a)	1,110	30,447
Gitlab, Inc. (Class A Stock)*	9,600	494,784
Informatica, Inc. (Class A Stock)*	12,600	318,528
Intuit, Inc.	3,337	2,072,277
Microsoft Corp.	76,853	33,069,846
Monday.com Ltd.*	2,162	600,539
Nemetschek SE (Germany)	323	33,573
Nice Ltd. (Israel)*	1,431	248,795
Oracle Corp.	14,037	2,391,905
Oracle Corp. (Japan)	800	82,595
Palantir Technologies, Inc. (Class A Stock)*	3,650	135,780
Palo Alto Networks, Inc.*	610	208,498
Pegasystems, Inc.	4,100	299,669
PTC, Inc.*(a)	200	36,132
RingCentral, Inc. (Class A Stock)*	9,100	287,833
Roper Technologies, Inc.	500	278,220
Salesforce, Inc.	14,009	3,834,403
SAP SE (Germany)	8,484	1,940,568
ServiceNow, Inc.*(a)	2,690	2,405,909
Synopsys, Inc.*	290	146,853
Teradata Corp.*	8,600	260,924
Tyler Technologies, Inc.*	70	40,860
WiseTech Global Ltd. (Australia)	7,747	733,613
Workday, Inc. (Class A Stock)*	4,500	1,099,845
Xero Ltd. (New Zealand)*	3,132	323,742
Zoom Video Communications, Inc. (Class A Stock)*	13,300	927,542
		59,306,568
Specialized REITs — 0.1%
American Tower Corp.	2,690	625,586
Crown Castle, Inc.	860	102,022
Digital Realty Trust, Inc.	1,800	291,294
Equinix, Inc.	175	155,335
Extra Space Storage, Inc.	380	68,472
Gaming & Leisure Properties, Inc.	9,549	491,296
Iron Mountain, Inc.(a)	10,080	1,197,806
Public Storage	3,890	1,415,454
SBA Communications Corp.	575	138,403
VICI Properties, Inc.(a)	2,060	68,619
Weyerhaeuser Co.	1,450	49,097
		4,603,384
Specialty Retail — 0.5%
AutoZone, Inc.*(a)	193	607,958
Avolta AG (Switzerland)*	2,592	109,708
Bath & Body Works, Inc.	10,200	325,584
Best Buy Co., Inc.(a)	380	39,254
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
CarMax, Inc.*	310	$23,988
Carvana Co.*	4,500	783,495
Fast Retailing Co. Ltd. (Japan)	1,300	431,336
Gap, Inc. (The)	40,900	901,845
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	3,362	57,260
Home Depot, Inc. (The)	9,156	3,710,011
Industria de Diseno Textil SA (Spain)	24,909	1,475,273
JD Sports Fashion PLC (United Kingdom)	90,825	187,276
Kingfisher PLC (United Kingdom)	25,018	107,971
Lowe’s Cos., Inc.	16,008	4,335,767
O’Reilly Automotive, Inc.*	107	123,221
Ross Stores, Inc.	2,688	404,571
TJX Cos., Inc. (The)	19,975	2,347,862
Tractor Supply Co.	210	61,095
Ulta Beauty, Inc.*	80	31,130
Zalando SE (Germany), 144A*	9,079	300,078
		16,364,683
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	152,354	35,498,482
Canon, Inc. (Japan)	9,400	309,592
Dell Technologies, Inc. (Class C Stock)	6,379	756,167
FUJIFILM Holdings Corp. (Japan)	9,500	245,926
Hewlett Packard Enterprise Co.	59,490	1,217,165
HP, Inc.(a)	1,730	62,055
Logitech International SA (Switzerland)	4,704	421,294
NetApp, Inc.	370	45,699
Samsung Electronics Co. Ltd. (South Korea)	15,455	722,348
Seagate Technology Holdings PLC(a)	6,307	690,806
Super Micro Computer, Inc.*	90	37,476
Western Digital Corp.*	640	43,705
Wiwynn Corp. (Taiwan)	1,283	69,539
		40,120,254
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	3,711	983,365
Asics Corp. (Japan)	22,400	470,582
Brunello Cucinelli SpA (Italy)	4,061	438,426
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,884	616,796
Deckers Outdoor Corp.*	7,440	1,186,308
Hermes International SCA (France)	436	1,073,587
Lululemon Athletica, Inc.*	210	56,984
LVMH Moet Hennessy Louis Vuitton SE (France)	2,390	1,832,834
Moncler SpA (Italy)	5,171	328,755
NIKE, Inc. (Class B Stock)	2,330	205,972
Pandora A/S (Denmark)	2,382	392,597
Ralph Lauren Corp.	1,292	250,480
Tapestry, Inc.(a)	460	21,611
		7,858,297
Tobacco — 0.1%
Altria Group, Inc.	20,360	1,039,174

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
British American Tobacco PLC (United Kingdom)	25,427	$927,020
Imperial Brands PLC (United Kingdom)	18,180	528,839
Japan Tobacco, Inc. (Japan)	14,000	408,223
Philip Morris International, Inc.	11,319	1,374,127
		4,277,383
Trading Companies & Distributors — 0.1%
AddTech AB (Sweden) (Class B Stock)	1,584	47,487
AerCap Holdings NV (Ireland)	3,800	359,936
Brenntag SE (Germany)	580	43,293
Bunzl PLC (United Kingdom)	3,081	145,913
Fastenal Co.	1,140	81,419
Ferguson Enterprises, Inc.	1,589	315,528
Finning International, Inc. (Canada)	5,218	171,265
ITOCHU Corp. (Japan)	7,400	398,824
Marubeni Corp. (Japan)	3,300	54,522
Mitsubishi Corp. (Japan)	19,400	403,129
Mitsui & Co. Ltd. (Japan)	35,700	798,396
Rexel SA (France)	1,401	40,610
Toyota Tsusho Corp. (Japan)	17,700	323,622
United Rentals, Inc.	715	578,957
W.W. Grainger, Inc.	178	184,908
Watsco, Inc.	247	121,494
WESCO International, Inc.	1,100	184,778
		4,254,081
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	2,011	441,768
Aeroports de Paris SA (France)	966	124,061
Auckland International Airport Ltd. (New Zealand)	16,200	76,880
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	3,323	57,593
Transurban Group (Australia), UTS	26,721	241,426
		941,728
Water Utilities — 0.0%
American Water Works Co., Inc.	350	51,184
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	27,700	887,439
SoftBank Corp. (Japan)	108,000	141,004
SoftBank Group Corp. (Japan)	4,500	266,923
Tele2 AB (Sweden) (Class B Stock)	14,408	162,966
T-Mobile US, Inc.	4,220	870,839
Vodafone Group PLC (United Kingdom)	320,497	321,201
		2,650,372

Total Common Stocks (cost $623,923,367)		773,257,018
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	630	52,282
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Porsche Automobil Holding SE (Germany) (PRFC)	3,154	$144,507
		196,789
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,477	420,837
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	20,326	71,414

Total Preferred Stocks (cost $647,437)		689,040
Unaffiliated Exchange-Traded Funds — 5.6%
Dimensional US Equity Market ETF	583,902	36,318,704
iShares Core MSCI EAFE ETF	54,828	4,279,325
iShares Core S&P 500 ETF	104,791	60,445,545
iShares Core U.S. Aggregate Bond ETF	373,148	37,788,698
iShares JP Morgan USD Emerging Markets Bond ETF	99,096	9,273,404
iShares MSCI EAFE ETF	25,850	2,161,835
iShares Russell 1000 Growth ETF	46,165	17,329,418
iShares Russell 1000 Value ETF	136,245	25,859,301
Vanguard Total Bond Market ETF	128,882	9,680,327

Total Unaffiliated Exchange-Traded Funds (cost $190,086,934)		203,136,557

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	109	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 10.2%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	410,489
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		64	64,320
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		305	307,790
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		1,000	968,170
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	357,056

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	$207,194
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	403,987
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		27	26,710
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		230	228,247
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	103,218
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	289,614
				3,366,795
Collateralized Loan Obligations — 10.0%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		6,000	6,015,039
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34		7,500	7,502,346
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37		1,000	1,000,502
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.555%(c)	04/25/34	EUR	2,357	2,616,065
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.455%(c)	04/15/32	EUR	6,989	7,755,844
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.337%(c)	07/20/37		10,000	10,020,430
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		1,103	1,107,218
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34		17,300	17,308,771
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.671%(c)	04/15/35		7,250	7,256,383
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.691%(c)	04/19/34		1,250	$1,251,267
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	2,857	3,162,854
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	12,235	13,580,199
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35		1,780	1,780,351
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34		3,432	3,434,413
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.541%(c)	04/18/31		658	658,183
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.584%(c)	04/20/31		1,557	1,557,930
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.021%(c)	10/20/37		17,000	17,000,000
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		2,010	2,012,571
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.175%(c)	01/25/37		7,250	7,293,393
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.388%(c)	05/22/32	EUR	982	1,090,879
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.431%(c)	08/26/32	EUR	10,244	11,384,806
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		12,500	12,501,906
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		13,000	13,073,532
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.701%(c)	04/15/34		2,859	2,860,448

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.722%(c)	10/20/31		1,811	$1,811,890
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		2,859	2,862,150
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.141%(c)	05/24/38	EUR	7,500	8,397,715
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.585%(c)	04/25/34	EUR	1,429	1,588,671
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		117	117,293
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.604%(c)	04/21/31		802	802,598
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
5.465%(c)	10/15/37	EUR	3,550	3,996,116
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.335%(c)	07/15/31	EUR	3,432	3,793,487
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		11,875	11,886,875
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.478%(c)	10/16/37		1,500	1,506,750
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		19,000	19,000,154
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	12,000	13,415,929
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30		1,683	1,683,597
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.683%(c)	07/15/31		2,209	2,209,208
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	9,000	10,034,989
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		5,000	$5,009,040
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.783%(c)	10/15/34		5,000	5,002,536
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
7.001%(c)	01/15/37		4,000	4,003,659
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		190	190,187
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.583%(c)	04/15/31		763	763,376
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.677%(c)	01/17/31		195	196,106
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.285%(c)	01/15/38	EUR	7,000	7,829,730
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.394%(c)	07/20/34		806	808,868
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34		7,500	7,503,893
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.713%(c)	07/15/31		1,476	1,477,888
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		12,500	12,532,314
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	10/20/34		7,500	7,501,906
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
8.032%(c)	01/20/36		6,000	6,086,539
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31		625	624,754

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.512%(c)	01/17/32	EUR	9,944	$11,048,393
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.515%(c)	04/25/30	EUR	982	1,091,074
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.508%(c)	04/16/31		305	305,378
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34		4,810	4,816,272
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.562%(c)	10/20/32		12,500	12,508,125
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		2,859	2,860,039
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		420	420,316
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36		2,900	2,920,873
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.535%(c)	07/25/34	EUR	4,550	5,094,048
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	8,000	8,965,473
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.714%(c)	07/20/32		3,932	3,944,428
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	04/15/33		12,250	12,256,189
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		639	638,770
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		4,020	4,021,371
				366,754,297
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		57	$56,101
Series 2022-X01, Class A, 144A
1.750%	02/15/27		3	2,608
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		24	24,281
Series 2022-A, Class A, 144A
1.710%	02/20/35		196	194,340
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	235,306
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	287,451
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	829,466
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	214,046
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	104,948
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	210,819
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30		56	56,083
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	194,872
				2,410,321
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	500	671,694
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34		23	22,381
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.469%(c)	03/25/43		10	9,887
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	08/25/33		19	18,565
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%	09/25/44		495	497,615
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		87	88,246
				636,694

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	02/25/34	5	$4,694
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34	12	11,452
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	11/25/34	2	1,804
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.814%(c)	01/25/35	12	11,898
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.332%(c)	09/25/34	44	45,421
			75,269
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	7	6,631
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	63	60,260
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	113	108,061
			174,952

Total Asset-Backed Securities (cost $374,531,322)			374,090,022
Commercial Mortgage-Backed Securities — 0.5%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	109	105,206
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	800	844,339
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	333	308,572
Series 2024-05C29, Class A3
5.208%	09/15/57	400	411,106
Benchmark Mortgage Trust,
Series 2024-V10, Class A3
5.277%	10/15/29	650	667,897
BMO Mortgage Trust,
Series 2024-05C05, Class A3
5.857%	02/15/57	375	394,881
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2024-05C06, Class A3
5.316%	09/15/57		950	$978,036
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.911%(c)	09/15/38		300	293,250
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.561%(c)	09/15/38		600	586,500
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	327,224
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		360	351,356
Series 2016-C07, Class A2
3.585%	12/10/54		325	317,006
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		308	297,712
Series 2019-GC41, Class A4
2.620%	08/10/56		375	341,588
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	111,563
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	275,591
Series 2018-CX12, Class A3
3.959%	08/15/51		265	259,337
Series 2019-C17, Class A4
2.763%	09/15/52		145	134,333
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.990%(c)	08/07/30	GBP	482	641,177
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	292,125
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25		5,863	33,917
Series K055, Class X1, IO
1.461%(cc)	03/25/26		2,905	48,355
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,527	67,306
Series K131, Class X1, IO
0.829%(cc)	07/25/31		15,050	617,627
Series K736, Class X1, IO
1.403%(cc)	07/25/26		214	3,733
Series K741, Class X1, IO
0.648%(cc)	12/25/27		213	3,214
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.311%(c)	10/15/36		360	353,847

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.761%(c)	10/15/36		560	$553,743
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.242%(c)	03/15/39		400	395,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.692%(c)	03/15/39		1,050	1,019,318
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		64	59,967
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		700	653,435
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	173,479
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.711%(c)	03/15/36		150	142,219
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.080%(c)	08/17/31	GBP	1,215	1,608,041
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	430,713
Series 2019-C16, Class A3
3.344%	04/15/52		375	361,841
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		321	310,546
Series 2019-C49, Class A3
3.749%	03/15/52		495	487,714
Series 2019-C52, Class A4
2.643%	08/15/52		240	222,566
Series 2024-05C01, Class A3
5.928%	07/15/57		900	949,505

Total Commercial Mortgage-Backed Securities (cost $17,086,149)				16,434,885
Corporate Bonds — 6.8%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	751,057
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,625	1,636,066
7.125%	06/15/26		113	114,661
7.500%	02/01/29(a)		95	100,261
7.875%	04/15/27		1,506	1,507,883
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25(a)		275	$276,957
				4,386,885
Agriculture — 0.1%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	100	108,109
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,985	2,013,878
				2,121,987
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		47	46,538
5.750%	04/20/29(a)		665	661,775
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,840	1,812,280
				2,520,593
Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	181,142
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,578,207
				2,759,349
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	553,758
4.750%	01/15/43		12	9,944
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		500	461,465
4.950%	05/28/27(a)		200	199,430
5.850%	05/17/27		315	320,780
6.800%	05/12/28		575	602,569
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		280	278,784
Sr. Unsec’d. Notes
6.050%	10/10/25		130	131,625
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	184,596
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25(a)		195	197,275

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	$824,889
				3,765,115
Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	59,851
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		625	613,323
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	325,759
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,650	1,524,580
				2,523,513
Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	143,201
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		400	407,175
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	100	110,685
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	200	196,054
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	766,375
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	295	338,882
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	500	574,712
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	100	115,234
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		200	209,766
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	204,520
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	100,496
4.000%	09/08/27	EUR	300	342,160
4.000%	03/13/32	EUR	100	114,377
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	692,414
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.933%(ff)	09/15/27		160	$164,761
Sub. Notes, MTN
5.425%(ff)	08/15/35(a)		290	297,608
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		330	331,767
Banque Federative du Credit Mutuel SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	232,695
Sub. Notes
3.875%(ff)	06/16/32	EUR	200	221,138
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	110,069
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	100	95,747
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	195	223,815
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	321,362
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	726,771
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		330	338,001
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	431,548
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		272	263,351
6.612%(ff)	10/19/27		250	259,552
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	235	272,604
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	212,463
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	123,090
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
4.508%(ff)	09/11/27		250	251,389
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	607,470
5.875%	04/30/29		1,800	1,885,870
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	400	462,947
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	149,137
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	597,930

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	$585,162
Sr. Unsec’d. Notes
5.174%(ff)	02/13/30		1,150	1,180,499
Sub. Notes
5.827%(ff)	02/13/35		80	83,480
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30(a)		105	109,227
6.645%(ff)	04/25/35		45	49,368
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	194,795
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	700	656,980
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	269,220
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	93,694
3.500%	01/15/30	EUR	100	115,237
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	116,978
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
4.375%	11/27/33	EUR	100	118,493
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	100	116,994
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	110	130,506
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	225	260,093
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	318,815
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,078,498
4.500%(ff)	07/12/35	EUR	200	230,338
Sr. Preferred Notes
5.414%	05/10/29		375	389,501
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	286,241
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	597,482
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	425,397
3.400%	08/18/25	CNH	1,320	190,010
3.500%	07/02/25	CNH	2,200	316,473
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	191,294
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	$711,368
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		385	368,521
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,000	855,007
4.482%(ff)	08/23/28		165	165,871
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29(a)		325	297,819
3.000%(ff)	07/22/28	GBP	800	1,013,815
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		260	275,032
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, EMTN
5.625%	03/08/33	EUR	170	213,816
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		605	601,306
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		420	388,591
2.545%(ff)	11/08/32		430	378,211
2.580%(ff)	04/22/32(a)		51	45,478
4.851%(ff)	07/25/28		220	224,026
5.012%(ff)	01/23/30		550	564,092
5.040%(ff)	01/23/28(a)		265	269,476
5.294%(ff)	07/22/35(a)		205	213,867
5.336%(ff)	01/23/35(a)		55	57,506
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	100	114,534
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	180	185,087
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	328,101
Morgan Stanley,
Sr. Unsec’d. Notes
5.173%(ff)	01/16/30		335	345,301
5.320%(ff)	07/19/35		65	67,534
5.449%(ff)	07/20/29		140	145,398
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	134,250
3.955%(ff)	03/21/35	EUR	300	343,172
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	641,318
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	196,512
5.250%(ff)	04/21/34(a)		60	61,981
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	567,283

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)		270	$277,353
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	834	885,508
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,335
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	379,800
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	173,038
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,075,080
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28		325	333,612
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26(a)		165	168,631
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26(a)		165	166,685
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		220	227,742
5.867%(ff)	06/08/34		55	58,492
7.161%(ff)	10/30/29		140	153,540
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	101,379
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	170	150,749
4.750%(ff)	03/17/32	EUR	285	341,222
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	830,055
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		105	108,922
6.491%(ff)	10/23/34		60	67,072
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30		710	731,948
5.557%(ff)	07/25/34		120	125,891
				37,277,238
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		170	160,583
5.550%	01/23/49		100	107,759
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	600	$686,658
				955,000
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	03/02/28		160	164,818
5.600%	03/02/43		45	47,164
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		105	107,574
5.900%	09/02/54		80	82,543
				402,099
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	280	323,266
4.375%	05/29/25	EUR	200	223,953
4.500%	11/29/32	EUR	200	239,984
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	875,813
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		750	734,206
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		150	142,498
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	135	136,408
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,090,851
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	590,765
				4,357,744
Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27(a)		375	388,729
6.330%	07/15/29(a)		90	95,450
6.350%	11/15/28(a)		305	322,249
6.550%	11/15/30		80	86,280
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	191,869
				1,084,577

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	$451,840
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,074,401
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,290,300
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		635	568,675
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	100,328
5.125%	06/14/33	EUR	100	120,663
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	453,165
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	214,543
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	579,114
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	545,616
4.250%	09/25/30	GBP	300	382,033
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		105	108,141
5.400%	05/01/53		15	15,705
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	324,303
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	324,303
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	456,082
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50(a)		117	85,828
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		295	296,907
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,254,777
5.250%	01/15/30		930	930,653
				9,577,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	$433,761
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
4.908%(c)	12/15/54		100	98,849
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,940	1,820,444
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		250	239,818
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		70	73,209
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		40	41,406
5.350%	01/08/55		50	52,553
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	100	102,629
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		95	98,446
6.377%(ff)	06/08/34		120	129,662
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	900	970,059
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	591	623,479
Gtd. Notes, MTN
5.200%	03/04/34	AUD	455	325,082
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	342,744
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34(a)		145	170,279
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		175	184,175
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	81,798
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,314,835
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	177,751

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A
3.125%	01/25/29	EUR	265	$300,483
5.500%	11/15/33		404	438,116
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,585	2,640,902
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	366	401,068
Gtd. Notes, 144A
1.250%	09/27/30		450	384,368
2.000%	04/16/31		1,181	1,042,634
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,223	1,245,926
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	625,240
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	512,333
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		250	289,240
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	326	372,207
				13,180,442
Electric — 0.6%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	305,351
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		227	194,242
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		415	384,244
4.500%	02/15/28		1,155	1,127,559
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	38,631
5.000%	02/01/31		495	479,384
5.125%	03/15/28		1,735	1,709,741
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	318,059
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		797	726,929
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		155	155,187
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	50	72,177
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	$229,943
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	160	139,028
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	600	665,953
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	200	228,507
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,522,500
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		230	231,421
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	75,958
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	972,992
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	350,104
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	532,055
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes
5.078%	10/01/54		245	247,519
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	101,801
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	66,610
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		555	559,070
Gtd. Notes, 144A
3.375%	02/15/29		150	139,866
3.625%	02/15/31		720	652,824
3.875%	02/15/32(a)		55	50,131
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	310,027
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	651,974
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		150	116,634
4.200%	03/01/29		394	388,133
4.950%	07/01/50		55	50,087
5.550%	05/15/29		210	218,110
6.100%	01/15/29		250	264,072

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes
3.250%	06/01/31		115	$104,820
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	475,002
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		20	19,396
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		65	68,348
5.850%	11/01/27(a)		130	136,588
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		160	167,893
5.700%	03/15/34(a)		80	85,919
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	842,746
8.000%(ff)	10/15/26(oo)		2,100	2,196,012
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,396,273
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,465	2,449,218
5.500%	09/01/26		15	15,002
6.875%	04/15/32		270	284,233
				22,518,273
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	300	348,999
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	350	393,537
3.700%	08/15/29	EUR	400	454,090
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	460,102
4.125%	11/02/34	EUR	130	152,690
				1,809,418
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	197,377
5.500%	07/31/47		200	171,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	281,693
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	414,566
				1,065,198
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,300	$1,237,090
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		595	615,418
7.000%	02/15/30		425	444,073
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	801,796
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	296,967
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,325	904,498
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		410	407,008
3.755%	03/15/27		130	125,702
4.054%	03/15/29		70	66,316
5.050%	03/15/42		320	261,382
6.412%	03/15/26		160	160,016
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	45,432
7.125%	02/15/31		330	357,210
				5,722,908
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		240	251,100
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28(a)		280	291,593
5.500%	09/18/26		215	219,701
				762,394
Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	791,587
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,750	2,312,113
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,822,990
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,463,045
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	600	683,430
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	507,380

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		95	$95,832
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	469,010
4.375%	01/31/32		420	389,454
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		290	298,743
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	584,316
				10,417,900
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		63	58,036
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	35,340
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		327	303,543
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	576,714
				915,597
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		192	195,253
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	451,293
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		270	270,049
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,131,321
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	700	806,898
3.875%	10/15/36	EUR	400	464,175
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	110	123,714
				3,247,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)	193	$166,441
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	160	160,002
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	239	217,220
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	100	90,099
4.625%	06/01/30	1,315	1,251,555
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	35	32,372
4.625%	03/15/52	50	43,385
5.250%	06/15/26	450	453,275
5.375%	02/01/25	725	725,218
5.450%	04/01/31	50	52,083
5.875%	02/01/29	275	288,170
5.900%	06/01/53	60	62,610
5.950%	09/15/54	65	68,249
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	350	337,777
4.375%	01/15/30	425	407,974
4.625%	06/15/28	425	417,490
5.125%	11/01/27	685	682,971
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	137	103,087
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	40	34,448
4.375%	03/15/42	110	102,912
5.250%	02/15/28	110	114,416
			5,811,754
Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44	200	222,187
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,677	1,693,359
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,972
7.250%	10/15/29(a)	1,113	1,143,309
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	230	229,611

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	$2,047,250
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,708
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	589,710
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,657,350
5.250%	12/15/27		20	19,808
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		895	890,722
				8,402,799
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	200	229,977
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	809,992
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	200	251,271
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		155	161,703
5.750%	03/01/54		45	47,638
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	130	155,642
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		225	223,270
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		500	515,799
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	410,588
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	407,235
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		85	91,339
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		245	254,208
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		61	$55,761
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	778,105
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	368,912
				3,721,471
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	235	275,927
Meituan (China),
Sr. Unsec’d. Notes, 144A
4.625%	10/02/29		345	343,285
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.550%	08/15/31		90	92,007
5.400%	08/15/54		20	20,943
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	162,063
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.300%	01/15/30		150	149,464
4.800%	09/15/34(a)		40	39,955
5.350%	09/15/54		70	69,433
				1,153,077
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	519,090
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		775	836,457
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,075	1,075,000
Sr. Sec’d. Notes, 144A
5.875%	02/15/27		350	349,869
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,226
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		775	771,559
				3,058,111

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	190	$185,748
6.000%	08/15/29	55	57,106
6.200%	08/15/34	75	78,493
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)	2,000	2,036,095
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	625	620,508
			2,977,950
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	158,157
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	220	223,058
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	475	503,707
			884,922
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	265	229,046
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	86	75,956
4.500%	08/15/30	50	45,260
4.750%	03/01/30	476	437,321
5.000%	02/01/28	90	87,573
5.125%	05/01/27	316	310,814
5.375%	06/01/29	235	226,354
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	210	169,260
3.900%	06/01/52	700	458,634
4.800%	03/01/50	85	64,893
5.750%	04/01/48	35	30,497
6.150%	11/10/26	220	226,183
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	100	101,036
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	265	274,404
5.450%	09/01/34	55	55,615
5.950%	09/01/54	30	29,984
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	142,226
4.125%	12/01/30	200	145,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
5.375%	02/01/28		375	$315,705
5.500%	04/15/27		1,425	1,250,637
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	786,475
5.750%	01/15/30		1,000	517,504
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $23,625; purchased 01/31/24)(f)
6.625%	08/15/27(d)		350	4,508
Sec’d. Notes, 144A (original cost $135,781; purchased 01/31/24)(f)
5.375%	08/15/26(d)		1,975	23,152
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	73,746
7.375%	07/01/28		275	205,491
7.750%	07/01/26		2,610	2,263,802
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	576,825
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	721,016
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	1,056,699
5.250%	05/15/29	GBP	690	864,839
				11,771,224
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	582,100
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	402,000
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		340	351,316
				1,335,416
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	565,144
3.375%	05/17/32	EUR	300	341,960
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	189,860
				1,096,964
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	233,382
5.000%	01/24/29		355	365,604

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	650	$739,725
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	179,632
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	120	111,101
3.000%	10/14/33	EUR	155	177,948
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	320,367
				2,127,759
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	539,314
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	404,347
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	191,674
5.125%	10/01/34		150	147,987
5.600%	06/13/28		165	170,689
6.000%	06/13/33		195	204,008
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		710	710,294
9.000%	11/01/27		30	35,972
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	100	88,592
3.625%(ff)	03/22/29(oo)	EUR	600	653,664
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		122	120,246
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		575	578,030
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,003
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	261,272
8.625%	11/01/30		125	132,525
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		425	426,259
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		170	174,496
5.200%	04/18/27		240	244,872
5.750%	04/18/54		60	60,450
5.900%	04/18/64		20	20,213
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		370	$366,618
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	136,306
6.000%	04/15/30		455	443,326
6.000%	02/01/31		140	135,976
6.250%	04/15/32		700	681,634
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,133
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		340	341,864
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		225	232,192
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	694,957
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	600	784,394
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	103,175
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	100	102,862
4.875%	02/21/28	EUR	800	850,447
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		220	219,019
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	762,617
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		950	946,124
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		60	59,823
5.425%	09/10/64		60	60,152
5.488%	04/05/54		100	103,010
5.638%	04/05/64		40	41,716
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	621,742
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		265	261,688
				12,834,368

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	$335,368
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		775	745,836
				1,081,204
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		2	1,847
4.950%	03/15/31		150	155,883
5.400%	03/15/54		10	10,605
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		500	500,329
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		159	130,164
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	78,000
5.000%	02/15/29		544	314,160
5.250%	01/30/30		2,005	1,122,800
5.250%	02/15/31		405	220,725
6.250%	02/15/29		1,338	819,525
7.000%	01/15/28		250	170,000
9.000%	12/15/25		125	119,688
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		250	195,625
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	600	689,410
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		50	52,961
5.550%	02/22/54		10	10,604
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.050%	08/14/54		30	30,710
5.200%	08/14/64		10	10,327
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	312,376
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	329,375
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		165	166,131
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	510	594,726
				6,035,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	$1,213,654
6.625%	02/01/32		255	263,787
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		110	113,905
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		80	82,518
6.042%	08/15/28		285	297,995
6.055%	08/15/26		165	169,045
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		140	149,680
6.497%	08/15/43		100	111,277
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27		255	261,262
6.200%	11/15/30(a)		25	27,210
6.700%	11/15/53		120	138,193
Gtd. Notes, MTN
3.200%	06/08/27	CAD	150	109,838
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	813,155
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	815,432
Sr. Unsec’d. Notes
5.400%	10/01/47		430	409,440
6.050%	12/01/26		395	408,735
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		625	643,545
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		164	163,111
5.200%	03/01/47		245	232,331
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		400	400,383
5.050%	11/01/34(a)		90	89,590
5.650%	11/01/28		115	120,225
5.700%	11/01/54		50	49,740
5.800%	11/01/30		90	95,853
5.850%	11/01/64		85	84,438
6.050%	09/01/33		250	267,240
6.625%	09/01/53		60	66,594
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	365,981
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		35	36,045
6.150%	03/01/29		500	532,787
6.500%	03/30/34		50	55,307

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.500%	02/15/53		15	$16,663
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	33,076
4.125%	08/15/31		35	32,548
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		890	902,130
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		45	44,653
4.050%	02/01/30		745	717,255
5.300%	03/01/48		40	36,325
5.450%	04/01/44(a)		235	222,105
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		213	209,900
				10,802,951
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	681,648
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	202,738
1.625%	04/20/30	EUR	100	98,298
2.200%	07/24/25	EUR	700	771,000
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	205,910
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,615	2,577,113
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,061,400
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	172,176
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	614,098
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	429,910
3.200%	08/14/27	CNH	7,000	1,008,388
				7,822,679
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		735	719,506
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	412,241
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
9.750%	06/15/25		65	$64,989
Sr. Unsec’d. Notes
4.750%	02/15/28		1,009	913,145
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	393,545
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	426,693
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		280	225,416
5.000%	10/15/27(a)		20	17,895
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	185	221,586
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	356,119
5.000%	10/15/29	GBP	500	664,845
5.750%	12/05/31	GBP	290	398,677
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		880	909,742
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,425	1,318,177
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	500	564,072
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	627,308
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	387,334
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		55	54,599
4.125%	08/15/30		10	9,489
4.250%	12/01/26		30	29,707
4.500%	09/01/26		125	124,419
4.500%	01/15/28		440	434,126
4.625%	06/15/25		70	69,626
5.750%	02/01/27		5	5,089
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	458,751
				9,807,096
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		415	397,363

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28(a)		55	$58,934
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28		500	524,356
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		950	1,033,159
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,966,589
12.000%	11/30/28		1,200	1,335,468
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,722
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	384,315
3.875%	10/01/31		375	327,779
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		50	41,778
4.950%	09/15/52		40	39,907
5.400%	06/25/64		85	89,977
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	840,193
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		365	375,095
				7,462,635
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		101	93,732
2.600%	02/15/33		565	483,797
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		50	45,058
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		50	34,761
3.050%	08/12/51		10	6,405
3.250%	11/15/49		15	10,097
4.250%	12/15/42		16	13,381
4.600%	03/25/40		15	13,543
4.800%	10/01/41		17	15,443
4.875%	02/10/26(a)		110	110,540
5.125%	02/10/30		75	76,605
5.150%	02/21/34		50	50,526
5.625%	02/10/43		5	4,971
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	220,375
				1,179,234
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.650%	03/25/41		15	$12,387
3.950%	03/25/51		25	20,127
5.375%	09/27/54		130	130,139
5.550%	02/06/53		120	122,766
				285,419
Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		725	580,000
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		415	399,859
3.500%	06/01/41		64	52,430
3.950%	04/30/31	EUR	400	463,177
5.539%	02/20/26		165	164,987
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/20/34	EUR	370	422,241
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27(a)		170	173,753
5.300%	02/26/54		80	84,841
5.350%	02/26/64		115	122,022
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	127,125
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	231,865
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		600	659,065
11.000%	11/15/29		2,175	2,411,115
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	600	660,543
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	68,329
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	256,061
7.625%	03/01/26		25	25,806
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	48,612
2.625%	02/15/29		370	344,878
2.875%	02/15/31(a)		284	258,145
3.000%	02/15/41		80	61,413
4.750%	02/01/28		35	35,059
5.500%	01/15/55(a)		80	82,798

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27		200	$199,656
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	991,600
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	213,883
				9,139,263
Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	294,404
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	454,348
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,350	2,471,998
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	100	98,135
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	99,567
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	236,635
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	104,804
7.125%	02/01/32		240	252,258
				4,012,149
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	422,001
5.550%	05/01/28(a)		65	67,182
5.750%	05/24/26		290	295,354
6.050%	08/01/28		175	184,129
				968,666
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		90	66,064
Thames Water Utilities Finance PLC (United Kingdom),
Sr. Sec’d. Notes
0.875%	01/31/28	EUR	200	159,255
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water (cont’d.)
Sr. Sec’d. Notes, EMTN
4.375%	01/18/31	EUR	200	$161,340
				386,659

Total Corporate Bonds (cost $256,883,229)				250,457,701
Floating Rate and Other Loans — 0.4%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28		465	439,457
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29		2,181	2,169,014
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.319%(c)	03/20/28		345	344,050
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28		499	484,396
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		255	305,013
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		211	190,089
Second Lien Term Loan
8.175%	08/24/26		1,915	20,590
				1,000,088
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term Loan B-6, 3 Month EURIBOR + 3.250%
6.595%(c)	07/01/31	EUR	3,125	3,480,768
Telecommunications — 0.2%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27		1,185	1,170,383
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	4,075	4,541,756
				5,712,139

Total Floating Rate and Other Loans (cost $12,995,561)				13,145,516
Municipal Bonds — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		90	103,322

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	$453,803
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	505	442,308
			999,433
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	135	153,522

Total Municipal Bonds (cost $1,248,230)			1,152,955
Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.430%(c)	12/25/41	220	227,108
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.530%(c)	03/25/42	115	126,823
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42	60	64,825
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.280%(c)	09/26/33	200	200,999
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	11/25/41	40	40,150
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	169	154,268
Series 2022-024, Class AD
4.000%	05/25/49	56	54,890
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.080%(c)	11/25/41	180	181,869
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41	430	433,293
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41	200	202,528
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.680%(c)	02/25/42	200	204,604
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	62	9,605
Series 4910, Class MI, IO
4.000%	08/25/49	80	16,151
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 5020, Class IH, IO
3.000%	08/25/50		371	$62,924
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		706	698,747
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		265	238,192

Total Residential Mortgage-Backed Securities (cost $2,857,818)				2,916,976
Sovereign Bonds — 2.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	982,366
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	1,517	891,619
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	688	385,418
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,696	1,441,558
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	533	346,975
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	3,112	2,207,958
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	123,275
6.350%	11/30/41	EUR	200	274,616
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	478,383
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	192,693
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,689	2,687,133
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	155,677
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	29	34,728
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	723,913
Bundesobligation (Germany),
Bonds, Series 188
2.400%	10/19/28	EUR	962	1,090,937
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.500%	07/04/44	EUR	95	106,229
Bonds, Series G
2.300%	02/15/33	EUR	588	668,529

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	$232,223
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	280	220,925
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	645	460,001
1.750%	12/01/53	CAD	185	100,541
2.000%	06/01/32	CAD	484	336,479
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,087,255
City of Montreal Canada (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	334,254
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,443,217
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	411,700	71,429
7.000%	03/26/31	COP	358,200	75,032
7.250%	10/18/34	COP	189,600	37,174
7.250%	10/26/50	COP	568,100	93,008
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	385,289
1.500%	06/17/31	EUR	1,000	1,025,837
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,233,359
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 125
1.500%	04/24/40	CZK	850	26,622
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	2,170	83,976
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	940	33,175
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	905	172,402
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	168,129
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	192	171,463
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	180	178,367
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	510	316,519
1.625%	12/04/29	EUR	457	489,407
3.000%	12/04/34	EUR	363	411,946
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	178	$204,069
French Republic Government Bond OAT (France),
Bonds, 144A
1.750%	05/25/66	EUR	105	74,038
3.000%	06/25/49	EUR	572	591,556
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,809,260
3.375%	06/15/34	EUR	68	77,285
4.125%	06/15/54	EUR	519	594,878
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	151,576
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	303,279
Hungary Government Bond (Hungary),
Bonds, Series 28/B
4.500%	03/23/28	HUF	26,540	71,643
Bonds, Series 29/A
2.000%	05/23/29	HUF	16,120	38,494
Bonds, Series 35/A
7.000%	10/24/35	HUF	650	1,934
Bonds, Series 38/A
3.000%	10/27/38	HUF	20,120	39,193
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,200	1,137,918
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	304,840
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	825,262
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	787,000	52,374
Bonds, Series 089
6.875%	08/15/51	IDR	94,000	6,209
Bonds, Series 090
5.125%	04/15/27	IDR	1,263,000	81,439
Bonds, Series 092
7.125%	06/15/42	IDR	1,134,000	77,452
Bonds, Series 100
6.625%	02/15/34	IDR	2,329,000	155,501
Bonds, Series 101
6.875%	04/15/29	IDR	6,071,000	411,857
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.500%	05/15/50	EUR	121	102,808
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	105,068
6.875%	10/21/34	GBP	100	149,565

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.350%	07/01/29	EUR	69	$78,882
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	135	149,710
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	45	51,310
4.500%	10/01/53	EUR	55	65,512
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	37,200	157,079
Bonds, Series 13
0.500%	03/20/60	JPY	51,200	207,363
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	29,450	197,639
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	323,200	2,522,794
Bonds, Series 65
0.400%	12/20/49	JPY	499,950	2,402,101
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	162,112
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	419	470,453
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	155	174,321
Korea Treasury Bond (South Korea),
Bonds, Series 2712
2.375%	12/10/27	KRW	673,120	505,814
Bonds, Series 4009
1.500%	09/10/40	KRW	344,830	214,149
Bonds, Series 5203
2.500%	03/10/52	KRW	464,630	327,362
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	338,240	242,549
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	274,894
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	526,141
2.125%	06/01/32	EUR	300	313,700
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	239,537
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	138	32,851
Bonds, Series 0123
4.457%	03/31/53	MYR	130	32,877
Bonds, Series 0223
3.519%	04/20/28	MYR	389	94,502
Bonds, Series 0307
3.502%	05/31/27	MYR	731	177,980
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 0419
3.828%	07/05/34	MYR	191	$46,666
Mexican Bonos (Mexico),
Bonds, Series M
7.000%	09/03/26	MXN	8,382	407,343
7.500%	06/03/27	MXN	3,249	158,692
8.000%	07/31/53	MXN	2,687	114,002
8.500%	03/01/29	MXN	4,368	216,340
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	30,720	1,397,427
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	869,092
6.000%	05/07/36		200	203,600
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	651	512,796
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	699	454,585
4.750%	02/20/37	AUD	298	201,023
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	785	414,000
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	263	166,986
Unsec’d. Notes, Series 0536
4.250%	05/15/36	NZD	2,821	1,760,975
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	368	160,958
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	2,298	1,487,592
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 480, 144A
2.000%	04/26/28	NOK	1,031	93,449
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	178,500
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	477	120,653
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	994,113
5.875%	08/08/54		20	20,958
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,036,768
1.200%	04/28/33	EUR	300	277,801
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	185	209,005
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	285	202,541
Unsec’d. Notes
3.100%	06/01/50	CAD	150	92,856

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	118	$67,840
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	680	485,004
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, MTN
4.850%	08/28/34	AUD	365	251,992
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		336	328,463
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	407	498,464
Unsec’d. Notes
3.450%	06/02/45	CAD	397	266,665
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		947	922,236
Unsec’d. Notes
3.100%	12/01/51	CAD	146	90,115
3.500%	12/01/45	CAD	206	138,641
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	350	234,684
5.000%	07/21/37	AUD	230	158,406
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	321	331,483
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	127	106,787
2.900%	02/20/33	EUR	170	193,764
3.450%	10/20/30	EUR	152	179,117
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	96,170
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	373,997
6.000%	08/04/28	GBP	958	1,320,593
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,286,442
4.000%	10/17/49		475	366,211
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		1,500	1,126,723
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		885	911,461
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	6	1,238
Bonds, Series 1033
6.000%	10/25/33	PLN	23	6,319
Bonds, Series 1034
5.000%	10/25/34	PLN	540	137,492
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	03/18/54		30	30,542
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romania Government Bond (Romania),
Bonds, Series 08Y
4.850%	07/25/29	RON	495	$103,574
Bonds, Series 10Y
7.200%	10/30/33	RON	150	34,781
Bonds, Series 15Y
4.750%	10/11/34	RON	315	61,174
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	29,317
3.624%	05/26/30	EUR	25	26,451
5.750%	03/24/35		84	83,370
5.875%	01/30/29		78	79,853
6.625%	02/17/28		62	64,759
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	28,803
5.375%	03/22/31	EUR	123	139,998
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	1,043,856
3.375%	01/28/50	EUR	50	37,747
3.875%	10/29/35	EUR	25	24,002
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	519,077
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30(a)	EUR	1,700	1,651,671
5.000%	01/16/34		200	204,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,376,159
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	200	222,972
Singapore Government Bond (Singapore),
Bonds
2.375%	06/01/25	SGD	91	70,585
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	51	33,587
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	227,447
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	31	33,198
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	439	511,558
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	2,100	1,333,838
1.200%	10/31/40	EUR	880	718,359
1.900%	10/31/52	EUR	299	233,246
3.450%	10/31/34	EUR	262	304,763
3.900%	07/30/39	EUR	420	499,689
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	567,489

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	1,820	$176,470
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	34	47,254
3.250%	06/27/27	CHF	279	354,361
3.500%	04/08/33	CHF	256	380,326
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	1,939	56,632
Sr. Unsec’d. Notes
2.500%	11/17/29	THB	1,662	52,219
2.800%	06/17/34	THB	1,405	44,756
4.000%	06/17/55	THB	1,087	39,544
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	1,855	960,720
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	431	207,601
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	01/29/38	GBP	665	849,170
4.125%	07/22/29	GBP	446	603,059
4.375%	07/31/54	GBP	808	1,043,181
4.750%	10/22/43	GBP	200	276,463
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	591	805,827

Total Sovereign Bonds (cost $81,899,838)				77,841,642
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		47	39,642
2.000%	07/01/51		20	16,793
2.000%	09/01/51		39	32,596
2.500%	06/01/30		46	44,543
2.500%	11/01/35		63	59,369
2.500%	01/01/51		319	278,536
2.500%	08/01/51		279	243,193
2.500%	11/01/51		72	63,121
3.000%	06/01/30		13	12,406
3.000%	09/01/35		53	50,828
3.000%	08/01/46		170	156,058
3.500%	10/01/30		11	11,355
3.500%	08/01/33		73	71,978
3.500%	07/01/45		75	71,290
3.500%	03/01/48		382	360,514
4.000%	01/01/33		100	100,438
4.000%	06/01/42		33	32,445
4.000%	09/01/44		65	63,313
4.000%	04/01/45		17	16,567
4.000%	05/01/45		47	45,710
4.000%	05/01/46		57	55,286
4.000%	01/01/47		76	74,819
4.500%	12/01/34		17	17,068
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/41	24	$24,676
4.500%	03/01/44	31	31,298
4.500%	12/01/45	61	61,443
4.500%	09/01/50	149	148,259
5.000%	02/01/42	83	86,061
5.500%	08/01/40	6	5,828
5.500%	12/01/53	420	425,042
6.000%	12/01/52	144	148,821
6.000%	03/01/53	63	65,508
6.000%	08/01/54	109	112,552
6.750%	03/15/31	1,280	1,496,815
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29	373	306,432
Federal National Mortgage Assoc.
1.500%	TBA	50	39,492
2.000%	TBA	460	380,218
2.000%	04/01/30	5	4,874
2.000%	04/01/31	23	21,723
2.000%	05/01/36	186	171,845
2.000%	06/01/40	97	85,299
2.000%	11/01/40	23	20,413
2.000%	12/01/40	177	155,242
2.000%	11/01/41	381	332,681
2.000%	07/01/50	135	112,975
2.000%	02/01/51	462	384,600
2.000%	03/01/51	120	101,240
2.000%	03/01/51	144	121,384
2.000%	06/01/51	20	16,617
2.000%	07/01/51	418	349,460
2.000%	08/01/51	20	16,884
2.500%	TBA	194	167,439
2.500%	06/01/30	12	11,815
2.500%	07/01/30	26	25,448
2.500%	04/01/37	321	298,761
2.500%	04/01/45	8	7,253
2.500%	09/01/46	8	6,880
2.500%	04/01/50	103	90,050
2.500%	12/01/51	180	157,340
2.500%	01/01/52	430	375,081
3.000%	TBA	315	282,688
3.000%	06/01/30	41	40,300
3.000%	07/01/30	5	4,693
3.000%	07/01/30	26	25,111
3.000%	07/01/30	29	28,713
3.000%	09/01/30	29	28,192
3.000%	11/01/30	14	13,599
3.000%	03/01/31	46	44,331
3.000%	07/01/33	49	47,815
3.000%	03/01/35	16	15,222
3.000%	09/01/35	26	24,510
3.000%	06/01/45	152	140,724
3.000%	08/01/45	159	146,753
3.000%	01/01/46	27	25,199
3.000%	10/01/46	58	53,309
3.000%	10/01/46	83	76,168
3.000%	11/01/46	219	200,611
3.000%	12/01/46	91	83,771

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/01/50	66	$60,511
3.500%	12/01/29	20	19,363
3.500%	05/01/30	17	16,434
3.500%	10/01/30	26	25,395
3.500%	02/01/37	24	23,828
3.500%	08/01/47	43	40,705
3.500%	10/01/50	406	381,794
3.500%	07/01/51	167	157,867
3.500%	09/01/57	112	103,646
3.500%	05/01/58	154	143,065
4.000%	04/01/35	28	27,314
4.000%	03/01/41	61	59,912
4.000%	11/01/42	86	85,335
4.000%	06/01/44	33	31,888
4.000%	03/01/45	21	20,683
4.000%	04/01/47	67	64,918
4.000%	12/01/47	73	71,478
4.260%	03/01/29	120	121,079
4.480%	02/01/29	95	96,176
4.500%	03/01/44	19	19,194
4.500%	06/01/44	5	4,960
4.500%	06/01/48	65	64,301
4.500%	01/01/51	187	187,057
4.570%	01/01/29	100	101,801
4.820%	04/01/29	95	97,773
4.910%	01/01/29	100	103,170
4.920%	12/01/28	100	102,738
5.000%	TBA	330	329,781
5.000%	05/01/38	44	45,570
5.280%	01/01/29	100	104,051
5.500%	TBA	1,820	1,841,075
5.500%	07/01/38	25	25,260
5.500%	05/01/39	30	31,061
5.500%	05/01/40	16	16,609
5.500%	11/01/52	44	44,733
5.500%	12/01/52	43	43,860
5.500%	12/01/53	250	252,912
5.500%	05/01/54	48	48,870
5.500%	08/01/54	75	75,678
6.000%	TBA	495	505,904
6.000%	02/01/36	17	18,308
6.000%	07/01/38	72	74,196
6.000%	09/01/38	77	78,760
6.000%	11/01/38	16	17,121
6.000%	09/01/39	40	42,015
6.000%	06/01/40	23	23,696
6.000%	05/01/53	107	111,171
6.000%	02/01/54	48	49,022
6.500%	TBA	280	288,650
6.625%	11/15/30(k)	585	676,771
7.000%	TBA	110	114,270
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	139	98,894
Government National Mortgage Assoc.
2.000%	TBA	330	279,752
2.500%	TBA	110	96,933
2.500%	01/20/47	37	32,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	08/20/51	466	$410,970
3.000%	11/20/43	161	149,692
3.000%	01/15/45	21	19,414
3.000%	06/20/47	315	289,833
3.500%	04/15/45	22	21,365
3.500%	09/20/45	74	70,653
3.500%	07/20/47	374	355,579
3.500%	08/20/47	163	155,150
4.000%	03/15/44	45	44,303
4.000%	02/20/46	22	21,609
4.000%	03/20/46	99	97,897
4.000%	07/20/47	174	170,282
4.000%	12/20/47	64	62,823
4.500%	TBA	445	439,377
4.500%	10/15/41	26	26,008
4.500%	09/20/52	38	37,324
4.500%	10/20/52	10	10,045
5.000%	TBA	350	350,560
5.000%	06/15/38	13	12,863
5.000%	12/15/39	19	19,594
5.000%	10/20/42	6	6,090
5.000%	03/15/44	78	80,216
5.500%	TBA	160	161,541
6.000%	10/20/54	200	203,571
U.S. International Development Finance Corp.
3.250%	10/15/30	347	339,218

Total U.S. Government Agency Obligations (cost $21,874,886)			20,723,418
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	31,781	22,529,750
2.000%	08/15/51(k)	5,814	3,744,579
2.250%	05/15/41(k)	23,935	18,553,365
3.000%	02/15/49	1,700	1,376,203
3.125%	11/15/41	1,239	1,094,385
3.375%	08/15/42(h)	1,800	1,624,781
3.875%	02/15/43	605	583,825
3.875%	05/15/43	850	818,523
4.000%	11/15/42	184	181,096
4.000%	11/15/52	1,549	1,507,613
4.750%	11/15/43(k)	7,698	8,306,623
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	707	715,414
U.S. Treasury Notes
1.250%	06/30/28(k)	595	546,656
1.500%	11/30/28(k)	765	703,860
2.750%	08/15/32(h)	1,550	1,448,766
3.500%	02/15/33	635	624,086
3.875%	08/15/33	310	312,567
4.250%	12/31/25(k)	10,370	10,417,394
4.375%	07/15/27	581	593,210
4.875%	11/30/25	7,504	7,586,368
4.875%	04/30/26	268	272,585
4.875%	10/31/28	2,333	2,447,281
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	483,361

A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.963%(s)	08/15/41(h)	10,630	$5,118,179
2.060%(s)	05/15/43(k)	4,530	1,994,085
2.117%(s)	05/15/44(k)	1,630	683,454
2.121%(s)	08/15/44	820	339,852
2.658%(s)	11/15/40(k)	9,690	4,840,458
3.844%(s)	02/15/43	5,625	2,500,269
3.930%(s)	02/15/41	1,165	575,037
4.715%(s)	11/15/41	585	278,149
4.734%(s)	11/15/43	425	182,899
4.920%(s)	08/15/48	675	234,510
4.962%(s)	05/15/42	7,750	3,592,246

Total U.S. Treasury Obligations (cost $111,098,373)			106,811,429

Total Long-Term Investments (cost $2,917,134,828)			3,233,727,155

	Shares
Short-Term Investments — 13.3%
Affiliated Mutual Funds — 12.8%
PGIM Core Ultra Short Bond Fund(wa)	428,658,045	428,658,045
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $41,109,260; includes $40,891,742 of cash collateral for securities on loan)(b)(wa)	41,126,398	41,109,948

Total Affiliated Mutual Funds (cost $469,767,305)		469,767,993

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 0.1%
Alberta T-Bills
4.660%	10/01/24	CAD	2,777	2,052,366
Japan Treasury Discount Bills, Series 1250
0.112%	11/18/24	JPY	217,150	1,510,737

Total Foreign Treasury Obligations (cost $3,506,030)					3,563,103
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.251%	10/01/24		233	232,968
(cost $233,000)
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
4.799%	12/19/24		15,180	15,029,982
(cost $15,022,103)

	Shares	Value
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 4.831%) (Institutional Shares)	983,785	$983,785
(cost $983,785)

Total Short-Term Investments (cost $489,512,223)		489,577,831

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.6% (cost $3,406,647,051)		3,723,304,986

Option Written*~ — (0.0)%
(premiums received $30,729)	(9,876)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.6% (cost $3,406,616,322)	3,723,295,110

Liabilities in excess of other assets(z) — (1.6)%	(59,880,467)

Net Assets — 100.0%	$3,663,414,643

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BOM	Bank of Montreal
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NOM	Nomura Securities Co.
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $190,089 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,043,713; cash collateral of $40,891,742 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $159,406. The aggregate value of $27,660 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.000%	TBA	10/17/24	$(125)	$(114,344)
Federal National Mortgage Assoc.	3.000%	TBA	10/17/24	(150)	(143,865)
Federal National Mortgage Assoc.	3.500%	TBA	10/15/24	(955)	(889,265)
Federal National Mortgage Assoc.	3.500%	TBA	10/17/24	(125)	(122,355)
Federal National Mortgage Assoc.	4.000%	TBA	10/17/24	(100)	(99,291)
Federal National Mortgage Assoc.	4.000%	TBA	11/14/24	(619)	(594,923)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(526)	(517,072)
Federal National Mortgage Assoc.	4.500%	TBA	10/17/24	(475)	(476,404)
Government National Mortgage Assoc.	3.000%	TBA	10/21/24	(55)	(50,149)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(123)	(115,552)
Government National Mortgage Assoc.	4.000%	TBA	10/21/24	(65)	(62,840)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,199,407)					$(3,186,060)
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	39,650		$(9,876)
(premiums received $30,729)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Month CME SOFR	Mar. 2025	$239,900	$2,049
1	3 Month CME SOFR	Jun. 2025	241,213	2,848
1,175	2 Year U.S. Treasury Notes	Dec. 2024	244,684,571	355,199
12	5 Year Canadian Government Bonds	Dec. 2024	1,024,274	6,992
71	5 Year Euro-Bobl	Dec. 2024	9,487,990	39,605
1,485	5 Year U.S. Treasury Notes	Dec. 2024	163,175,973	36,324
1	10 Year Canadian Government Bonds	Dec. 2024	92,432	(78)
5	10 Year Mini Japanese Government Bonds	Dec. 2024	503,079	(242)
1,011	10 Year U.S. Treasury Notes	Dec. 2024	115,538,344	18,524
711	10 Year U.S. Ultra Treasury Notes	Dec. 2024	84,109,082	(48,935)
316	20 Year U.S. Treasury Bonds	Dec. 2024	39,243,250	(198,551)
939	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	124,975,031	(1,116,473)
211	Euro Schatz Index	Dec. 2024	25,172,691	24,646
53	Euro-OAT	Dec. 2024	7,483,173	21,772
309	Mini MSCI EAFE Index	Dec. 2024	38,436,510	783,485
83	Russell 2000 E-Mini Index	Dec. 2024	9,334,180	162,325
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
333	S&P 500 E-Mini Index	Dec. 2024	$96,807,263	$1,991,191
				2,080,681
Short Positions:
80	3 Month CME SOFR	Dec. 2024	19,054,000	(21,759)
63	3 Month CME SOFR	Mar. 2025	15,113,700	(28,465)
63	3 Month CME SOFR	Jun. 2025	15,196,388	(37,915)
1	3 Month CME SOFR	Sep. 2025	241,975	(3,164)
1	3 Month CME SOFR	Dec. 2025	242,338	(3,114)
1	3 Month CME SOFR	Mar. 2026	242,500	(2,989)
1	3 Month CME SOFR	Jun. 2026	242,563	(2,851)
55	1 Year Eris SOFR Swap Futures	Sep. 2025	5,504,521	(36,354)
54	3 Year Australian Treasury Bonds	Dec. 2024	4,001,306	1,587
34	5 Year Euro-Bobl	Dec. 2024	4,543,544	(34,072)
20	5 Year U.S. Treasury Notes	Dec. 2024	2,197,656	(3,282)
82	10 Year Australian Treasury Bonds	Dec. 2024	6,598,586	51,899
104	10 Year Euro-Bund	Dec. 2024	15,619,365	(125,047)
14	10 Year Japanese Bonds	Dec. 2024	14,090,103	(28,882)
11	10 Year U.K. Gilt	Dec. 2024	1,447,556	8,768
21	10 Year U.S. Ultra Treasury Notes	Dec. 2024	2,484,234	23,253
186	20 Year U.S. Treasury Bonds	Dec. 2024	23,098,875	160,205
16	30 Year Euro Buxl	Dec. 2024	2,427,201	(20,562)
82	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	10,913,688	92,205
18	Bloomberg Investment Grade Duration Hedged Index	Dec. 2024	1,839,150	(2,755)
58	British Pound Currency	Dec. 2024	4,848,075	(74,258)
321	Euro Currency	Dec. 2024	44,805,581	(116,625)
5	Euro Schatz Index	Dec. 2024	596,509	(2,954)
18	Euro-BTP Italian Government Bond	Dec. 2024	2,433,858	(36,829)
				(243,960)
				$1,836,721
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	12,959	$8,953,373	$8,959,497	$6,124	$—
Expiring 10/02/24	BARC	AUD	4,225	2,862,843	2,921,049	58,206	—
Expiring 10/02/24	BARC	AUD	350	239,942	241,980	2,038	—
Expiring 10/02/24	BARC	AUD	198	134,335	136,892	2,557	—
Expiring 10/02/24	BARC	AUD	197	133,876	136,200	2,324	—
Expiring 10/02/24	BARC	AUD	175	120,693	120,991	298	—
Expiring 10/02/24	BARC	AUD	175	118,891	120,991	2,100	—
Expiring 10/02/24	BARC	AUD	165	112,710	114,077	1,367	—
Expiring 10/02/24	BARC	AUD	165	112,411	114,077	1,666	—
Expiring 10/02/24	BNP	AUD	525	357,596	362,970	5,374	—
Expiring 10/02/24	BNP	AUD	440	303,066	304,204	1,138	—
Expiring 10/02/24	BNP	AUD	307	207,518	212,471	4,953	—
Expiring 10/02/24	BNP	AUD	209	140,751	144,311	3,560	—
Expiring 10/02/24	BNP	AUD	175	117,485	120,990	3,505	—
Expiring 10/02/24	BNP	AUD	104	70,537	71,902	1,365	—
Expiring 10/02/24	BNP	AUD	90	60,556	62,223	1,667	—
Expiring 10/02/24	BNP	AUD	90	60,626	62,224	1,598	—
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	BNP	AUD	70	$48,074	$48,396	$322	$—
Expiring 10/02/24	BNP	AUD	41	27,801	28,346	545	—
Expiring 10/02/24	BNP	AUD	29	19,585	20,050	465	—
Expiring 10/02/24	BOA	AUD	525	359,345	362,971	3,626	—
Expiring 10/02/24	BOA	AUD	90	60,590	62,223	1,633	—
Expiring 10/02/24	CBA	AUD	180	121,790	124,447	2,657	—
Expiring 10/02/24	CITI	AUD	355	236,485	245,437	8,952	—
Expiring 10/02/24	CITI	AUD	355	238,552	245,437	6,885	—
Expiring 10/02/24	CITI	AUD	175	119,202	120,990	1,788	—
Expiring 10/02/24	CITI	AUD	90	60,390	62,223	1,833	—
Expiring 10/02/24	CITI	AUD	90	60,326	62,223	1,897	—
Expiring 10/02/24	DB	AUD	350	236,466	241,981	5,515	—
Expiring 10/02/24	GSI	AUD	450	300,733	311,118	10,385	—
Expiring 10/02/24	GSI	AUD	180	120,005	124,447	4,442	—
Expiring 10/02/24	GSI	AUD	175	119,081	120,991	1,910	—
Expiring 10/02/24	GSI	AUD	90	60,471	62,224	1,753	—
Expiring 10/02/24	HSBC	AUD	530	354,761	366,428	11,667	—
Expiring 10/02/24	HSBC	AUD	175	117,753	120,990	3,237	—
Expiring 10/02/24	JPM	AUD	90	60,231	62,223	1,992	—
Expiring 10/02/24	JPM	AUD	90	60,559	62,224	1,665	—
Expiring 10/02/24	JPM	AUD	90	60,302	62,224	1,922	—
Expiring 10/02/24	MSI	AUD	520	352,877	359,514	6,637	—
Expiring 10/02/24	MSI	AUD	450	300,703	311,118	10,415	—
Expiring 10/02/24	MSI	AUD	445	301,003	307,661	6,658	—
Expiring 10/02/24	MSI	AUD	246	167,445	170,077	2,632	—
Expiring 10/02/24	RBC	AUD	540	360,637	373,341	12,704	—
Expiring 10/02/24	RBC	AUD	540	359,541	373,341	13,800	—
Expiring 10/02/24	RBC	AUD	525	360,136	362,970	2,834	—
Expiring 10/02/24	RBC	AUD	525	359,505	362,971	3,466	—
Expiring 10/02/24	RBC	AUD	450	299,363	311,118	11,755	—
Expiring 10/02/24	RBC	AUD	270	180,426	186,671	6,245	—
Expiring 10/02/24	RBC	AUD	265	179,536	183,214	3,678	—
Expiring 10/02/24	RBC	AUD	205	141,269	141,731	462	—
Expiring 10/02/24	RBC	AUD	180	120,749	124,447	3,698	—
Expiring 10/02/24	RBC	AUD	165	110,923	114,077	3,154	—
Expiring 10/02/24	SCB	AUD	5	3,424	3,457	33	—
Expiring 10/02/24	SSB	AUD	355	238,658	245,437	6,779	—
Expiring 10/02/24	SSB	AUD	330	224,524	228,152	3,628	—
Expiring 10/02/24	SSB	AUD	180	121,631	124,448	2,817	—
Expiring 10/02/24	SSB	AUD	175	119,476	120,991	1,515	—
Expiring 10/02/24	SSB	AUD	175	118,779	120,990	2,211	—
Expiring 10/02/24	SSB	AUD	175	119,740	120,991	1,251	—
Expiring 10/02/24	SSB	AUD	121	81,731	83,841	2,110	—
Expiring 10/02/24	SSB	AUD	90	60,627	62,223	1,596	—
Expiring 10/02/24	SSB	AUD	90	59,853	62,223	2,370	—
Expiring 10/02/24	SSB	AUD	90	60,597	62,223	1,626	—
Expiring 10/02/24	SSB	AUD	90	61,500	62,224	724	—
Expiring 10/02/24	TD	AUD	525	358,710	362,971	4,261	—
Expiring 10/02/24	TD	AUD	90	60,400	62,224	1,824	—
Expiring 10/02/24	UAG	AUD	270	179,814	186,671	6,857	—
Expiring 10/02/24	UAG	AUD	270	181,124	186,670	5,546	—
Expiring 10/02/24	UAG	AUD	180	120,799	124,447	3,648	—
Expiring 10/02/24	UAG	AUD	180	119,941	124,447	4,506	—
Expiring 10/02/24	UAG	AUD	90	60,508	62,224	1,716	—
Expiring 10/02/24	UAG	AUD	90	60,454	62,224	1,770	—
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	WBC	AUD	530	$357,035	$366,428	$9,393	$—
Expiring 10/02/24	WBC	AUD	530	361,714	366,427	4,713	—
Expiring 10/02/24	WBC	AUD	450	298,624	311,118	12,494	—
Expiring 11/04/24	BARC	AUD	3,706	2,561,483	2,563,248	1,765	—
Expiring 11/04/24	BNP	AUD	390	270,753	269,774	—	(979)
Expiring 11/04/24	DB	AUD	345	238,734	238,645	—	(89)
Expiring 11/04/24	WBC	AUD	175	121,181	121,052	—	(129)
Brazilian Real,
Expiring 10/02/24	BARC	BRL	2,843	524,000	521,782	—	(2,218)
Expiring 10/02/24	BARC	BRL	1,200	211,547	220,220	8,673	—
Expiring 10/02/24	BNP	BRL	1,195	219,343	219,303	—	(40)
Expiring 10/02/24	BOA	BRL	340	62,032	62,395	363	—
Expiring 10/02/24	CITI	BRL	660	119,808	121,121	1,313	—
Expiring 10/02/24	CITI	BRL	390	71,585	71,572	—	(13)
Expiring 10/02/24	DB	BRL	19,469	3,532,075	3,572,966	40,891	—
Expiring 10/02/24	DB	BRL	625	114,719	114,698	—	(21)
Expiring 10/02/24	GSI	BRL	1,180	215,054	216,550	1,496	—
Expiring 10/02/24	JPM	BRL	345	63,500	63,314	—	(186)
Expiring 10/02/24	MSI	BRL	200	36,246	36,704	458	—
Expiring 11/04/24	CITI	BRL	1,050	192,676	191,948	—	(728)
Expiring 11/04/24	GSI	BRL	22,392	4,025,755	4,093,464	67,709	—
Expiring 11/04/24	MSI	BRL	365	66,770	66,725	—	(45)
British Pound,
Expiring 10/02/24	BARC	GBP	3,900	5,151,689	5,214,103	62,414	—
Expiring 10/02/24	BARC	GBP	274	359,265	366,324	7,059	—
Expiring 10/02/24	BARC	GBP	67	88,577	89,575	998	—
Expiring 10/02/24	BARC	GBP	67	88,473	89,576	1,103	—
Expiring 10/02/24	BNP	GBP	275	358,091	367,661	9,570	—
Expiring 10/02/24	BNP	GBP	273	359,254	364,987	5,733	—
Expiring 10/02/24	BNP	GBP	269	360,243	359,638	—	(605)
Expiring 10/02/24	BNP	GBP	230	300,223	307,499	7,276	—
Expiring 10/02/24	BNP	GBP	227	300,992	303,487	2,495	—
Expiring 10/02/24	BNP	GBP	122	161,994	163,108	1,114	—
Expiring 10/02/24	BNP	GBP	110	144,937	147,064	2,127	—
Expiring 10/02/24	BNP	GBP	110	144,983	147,064	2,081	—
Expiring 10/02/24	BNP	GBP	90	118,990	120,325	1,335	—
Expiring 10/02/24	BNP	GBP	65	84,702	86,902	2,200	—
Expiring 10/02/24	BNP	GBP	62	81,521	82,891	1,370	—
Expiring 10/02/24	BOA	GBP	6,657	8,909,063	8,900,072	—	(8,991)
Expiring 10/02/24	CITI	GBP	273	359,867	364,987	5,120	—
Expiring 10/02/24	CITI	GBP	272	359,092	363,651	4,559	—
Expiring 10/02/24	CITI	GBP	271	358,398	362,314	3,916	—
Expiring 10/02/24	CITI	GBP	271	360,761	362,313	1,552	—
Expiring 10/02/24	CITI	GBP	170	225,549	227,282	1,733	—
Expiring 10/02/24	CITI	GBP	91	119,066	121,662	2,596	—
Expiring 10/02/24	CITI	GBP	90	119,903	120,325	422	—
Expiring 10/02/24	CITI	GBP	90	118,574	120,325	1,751	—
Expiring 10/02/24	CITI	GBP	85	112,774	113,640	866	—
Expiring 10/02/24	CITI	GBP	46	60,680	61,499	819	—
Expiring 10/02/24	CITI	GBP	45	59,235	60,163	928	—
Expiring 10/02/24	CITI	GBP	45	60,293	60,162	—	(131)
Expiring 10/02/24	GSI	GBP	340	451,994	454,563	2,569	—
Expiring 10/02/24	GSI	GBP	169	225,885	225,945	60	—
Expiring 10/02/24	GSI	GBP	158	207,842	211,238	3,396	—
Expiring 10/02/24	GSI	GBP	140	184,014	187,173	3,159	—
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	GSI	GBP	137	$178,347	$183,162	$4,815	$—
Expiring 10/02/24	GSI	GBP	90	118,324	120,326	2,002	—
Expiring 10/02/24	GSI	GBP	84	112,345	112,304	—	(41)
Expiring 10/02/24	GSI	GBP	46	60,520	61,500	980	—
Expiring 10/02/24	HSBC	GBP	1,582	2,117,780	2,115,083	—	(2,697)
Expiring 10/02/24	HSBC	GBP	147	191,901	196,531	4,630	—
Expiring 10/02/24	HSBC	GBP	131	171,066	175,141	4,075	—
Expiring 10/02/24	HSBC	GBP	123	163,497	164,445	948	—
Expiring 10/02/24	JPM	GBP	91	119,162	121,663	2,501	—
Expiring 10/02/24	MSI	GBP	729	961,248	974,636	13,388	—
Expiring 10/02/24	MSI	GBP	180	236,336	240,650	4,314	—
Expiring 10/02/24	MSI	GBP	122	160,952	163,108	2,156	—
Expiring 10/02/24	MSI	GBP	90	120,154	120,325	171	—
Expiring 10/02/24	RBC	GBP	273	360,762	364,987	4,225	—
Expiring 10/02/24	SSB	GBP	182	239,535	243,325	3,790	—
Expiring 10/02/24	SSB	GBP	46	60,368	61,500	1,132	—
Expiring 10/02/24	UAG	GBP	273	361,913	364,987	3,074	—
Expiring 10/02/24	UAG	GBP	270	356,046	360,976	4,930	—
Expiring 10/02/24	UAG	GBP	270	347,829	360,977	13,148	—
Expiring 10/02/24	UAG	GBP	170	226,034	227,282	1,248	—
Expiring 10/02/24	UAG	GBP	122	162,027	163,107	1,080	—
Expiring 10/02/24	UAG	GBP	122	161,991	163,108	1,117	—
Expiring 10/02/24	UAG	GBP	90	118,718	120,326	1,608	—
Expiring 10/02/24	UAG	GBP	77	102,545	102,945	400	—
Expiring 11/04/24	BNP	GBP	268	359,223	358,293	—	(930)
Expiring 11/04/24	BOA	GBP	5,477	7,329,568	7,322,287	—	(7,281)
Expiring 11/04/24	GSI	GBP	45	60,330	60,161	—	(169)
Expiring 11/04/24	TD	GBP	45	60,320	60,161	—	(159)
Canadian Dollar,
Expiring 10/02/24	BARC	CAD	480	354,588	354,927	339	—
Expiring 10/02/24	BNP	CAD	480	355,996	354,926	—	(1,070)
Expiring 10/02/24	BNP	CAD	308	227,542	227,745	203	—
Expiring 10/02/24	BNP	CAD	178	131,848	131,618	—	(230)
Expiring 10/02/24	BNP	CAD	140	104,148	103,521	—	(627)
Expiring 10/02/24	BNP	CAD	126	93,530	93,455	—	(75)
Expiring 10/02/24	BNP	CAD	105	78,070	77,640	—	(430)
Expiring 10/02/24	CIBC	CAD	160	117,953	118,309	356	—
Expiring 10/02/24	CITI	CAD	325	241,201	240,314	—	(887)
Expiring 10/02/24	CITI	CAD	245	180,486	181,160	674	—
Expiring 10/02/24	HSBC	CAD	8,477	6,267,189	6,268,146	957	—
Expiring 10/02/24	HSBC	CAD	1,384	1,025,246	1,023,371	—	(1,875)
Expiring 10/02/24	HSBC	CAD	1,220	897,742	902,104	4,362	—
Expiring 10/02/24	JPM	CAD	245	180,397	181,160	763	—
Expiring 10/02/24	JPM	CAD	165	121,894	122,006	112	—
Expiring 10/02/24	JPM	CAD	165	121,525	122,006	481	—
Expiring 10/02/24	JPM	CAD	150	111,399	110,915	—	(484)
Expiring 10/02/24	JPM	CAD	105	78,077	77,640	—	(437)
Expiring 10/02/24	MSI	CAD	210	156,067	155,280	—	(787)
Expiring 10/02/24	MSI	CAD	203	149,975	150,104	129	—
Expiring 10/02/24	MSI	CAD	160	118,269	118,309	40	—
Expiring 10/02/24	RBC	CAD	490	360,581	362,321	1,740	—
Expiring 10/02/24	RBC	CAD	490	361,320	362,321	1,001	—
Expiring 10/02/24	RBC	CAD	485	360,235	358,624	—	(1,611)
Expiring 10/02/24	RBC	CAD	325	240,888	240,315	—	(573)
Expiring 10/02/24	RBC	CAD	80	59,416	59,154	—	(262)
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/02/24	SSB	CAD	6,012	$4,468,719	$4,445,452	$—	$(23,267)
Expiring 10/02/24	SSB	CAD	410	301,687	303,166	1,479	—
Expiring 10/02/24	SSB	CAD	405	298,624	299,469	845	—
Expiring 10/02/24	SSB	CAD	80	59,331	59,154	—	(177)
Expiring 10/02/24	SSB	CAD	80	59,547	59,155	—	(392)
Expiring 10/02/24	TD	CAD	160	118,671	118,308	—	(363)
Expiring 10/02/24	UAG	CAD	325	240,467	240,315	—	(152)
Expiring 10/02/24	UAG	CAD	240	173,746	177,463	3,717	—
Expiring 10/02/24	UAG	CAD	177	131,129	130,880	—	(249)
Expiring 10/02/24	UAG	CAD	104	76,824	76,901	77	—
Expiring 11/04/24	BNP	CAD	260	193,032	192,405	—	(627)
Expiring 11/04/24	HSBC	CAD	7,281	5,387,282	5,388,056	774	—
Expiring 11/04/24	RBC	CAD	325	240,738	240,507	—	(231)
Chilean Peso,
Expiring 10/02/24	BOA	CLP	43,140	46,122	47,970	1,848	—
Expiring 10/02/24	CITI	CLP	112,900	121,037	125,539	4,502	—
Expiring 10/02/24	CITI	CLP	22,700	24,073	25,241	1,168	—
Expiring 10/02/24	CITI	CLP	10,600	11,356	11,786	430	—
Expiring 10/02/24	CITI	CLP	2,880	3,208	3,202	—	(6)
Expiring 10/02/24	GSI	CLP	100,660	107,765	111,928	4,163	—
Expiring 10/02/24	GSI	CLP	27,900	31,080	31,023	—	(57)
Expiring 10/02/24	GSI	CLP	14,100	15,194	15,679	485	—
Expiring 10/02/24	JPM	CLP	25,100	27,961	27,910	—	(51)
Expiring 10/02/24	JPM	CLP	16,500	17,534	18,347	813	—
Expiring 10/02/24	MSI	CLP	136,371	151,915	151,638	—	(277)
Expiring 10/02/24	MSI	CLP	93,300	100,832	103,745	2,913	—
Expiring 10/02/24	MSI	CLP	649	716	722	6	—
Expiring 11/04/24	CITI	CLP	6,329	7,038	7,036	—	(2)
Expiring 12/18/24	GSI	CLP	547,942	580,841	608,928	28,087	—
Chinese Renminbi,
Expiring 10/08/24	BARC	CNH	2,535	359,921	362,008	2,087	—
Expiring 10/08/24	CA	CNH	1,743	246,664	248,907	2,243	—
Expiring 10/08/24	CA	CNH	1,000	141,145	142,866	1,721	—
Expiring 10/08/24	CA	CNH	960	135,452	137,092	1,640	—
Expiring 10/08/24	CBA	CNH	543	76,577	77,543	966	—
Expiring 10/08/24	CIBC	CNH	1,902	270,286	271,613	1,327	—
Expiring 10/08/24	JPM	CNH	17,068	2,445,973	2,437,377	—	(8,596)
Expiring 10/08/24	JPM	CNH	2,180	312,024	311,313	—	(711)
Expiring 10/08/24	JPM	CNH	1,269	176,468	181,218	4,750	—
Expiring 10/08/24	JPM	CNH	1,257	177,459	179,504	2,045	—
Expiring 10/08/24	JPM	CNH	958	135,642	136,806	1,164	—
Expiring 10/08/24	JPM	CNH	128	17,994	18,216	222	—
Expiring 10/08/24	SCB	CNH	853	119,895	121,812	1,917	—
Expiring 11/04/24	CA	CNH	984	141,239	140,859	—	(380)
Expiring 11/12/24	BARC	CNH	3,660	514,000	524,194	10,194	—
Expiring 05/22/25	JPM	CNH	809	116,011	117,242	1,231	—
Expiring 06/20/25	GSI	CNH	833	119,776	120,888	1,112	—
Colombian Peso,
Expiring 10/02/24	BARC	COP	132,200	31,656	31,422	—	(234)
Expiring 10/02/24	BARC	COP	51,924	12,409	12,342	—	(67)
Expiring 10/02/24	BNP	COP	375,547	89,880	89,263	—	(617)
Expiring 10/02/24	BNP	COP	357,739	85,624	85,030	—	(594)
Expiring 10/02/24	BNP	COP	108,175	25,824	25,712	—	(112)
Expiring 10/02/24	BOA	COP	56,251	13,438	13,370	—	(68)
Expiring 10/02/24	CITI	COP	1,215,611	300,823	288,936	—	(11,887)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/02/24	CITI	COP	1,073,216	$257,181	$255,090	$—	$(2,091)
Expiring 10/02/24	CITI	COP	520,976	128,319	123,829	—	(4,490)
Expiring 10/02/24	CITI	COP	364,400	88,861	86,613	—	(2,248)
Expiring 10/02/24	CITI	COP	216,350	51,586	51,424	—	(162)
Expiring 10/02/24	CITI	COP	180,700	43,637	42,950	—	(687)
Expiring 10/02/24	GSI	COP	420,000	100,519	99,828	—	(691)
Expiring 10/02/24	JPM	COP	242,200	57,966	57,568	—	(398)
Expiring 10/02/24	MSI	COP	99,300	23,766	23,603	—	(163)
Expiring 11/01/24	BNP	COP	483,722	115,311	114,506	—	(805)
Expiring 11/01/24	CITI	COP	1,451,165	346,357	343,518	—	(2,839)
Expiring 12/18/24	CITI	COP	3,270,547	760,122	769,856	9,734	—
Expiring 12/18/24	CITI	COP	3,229,809	742,400	760,268	17,868	—
Czech Koruna,
Expiring 10/02/24	BNP	CZK	11,644	515,665	514,110	—	(1,555)
Expiring 10/02/24	BNP	CZK	4,320	191,966	190,738	—	(1,228)
Expiring 10/02/24	BOA	CZK	1,210	53,593	53,425	—	(168)
Expiring 10/02/24	CITI	CZK	1,340	59,448	59,164	—	(284)
Expiring 10/02/24	MSI	CZK	1,340	59,384	59,164	—	(220)
Expiring 10/02/24	MSI	CZK	1,000	44,597	44,153	—	(444)
Expiring 10/02/24	RBC	CZK	1,340	59,456	59,164	—	(292)
Expiring 10/02/24	RBC	CZK	530	23,321	23,401	80	—
Expiring 10/02/24	TD	CZK	1,080	47,627	47,685	58	—
Expiring 10/21/24	BARC	CZK	36,656	1,626,000	1,619,095	—	(6,905)
Expiring 10/21/24	MSI	CZK	3,531	152,075	155,973	3,898	—
Expiring 11/04/24	DB	CZK	5,258	232,583	232,314	—	(269)
Expiring 11/04/24	DB	CZK	2,832	125,296	125,126	—	(170)
Expiring 11/04/24	RBC	CZK	540	23,961	23,859	—	(102)
Danish Krone,
Expiring 10/02/24	CITI	DKK	1,183	176,648	176,676	28	—
Euro,
Expiring 10/02/24	BARC	EUR	325	358,505	361,802	3,297	—
Expiring 10/02/24	BARC	EUR	271	298,884	301,687	2,803	—
Expiring 10/02/24	BARC	EUR	266	296,855	296,121	—	(734)
Expiring 10/02/24	BARC	EUR	162	180,538	180,344	—	(194)
Expiring 10/02/24	BARC	EUR	120	133,662	133,588	—	(74)
Expiring 10/02/24	BARC	EUR	119	132,627	132,475	—	(152)
Expiring 10/02/24	BARC	EUR	101	112,122	112,437	315	—
Expiring 10/02/24	BARC	EUR	73	80,634	81,266	632	—
Expiring 10/02/24	BARC	EUR	54	59,920	60,115	195	—
Expiring 10/02/24	BNP	EUR	324	360,412	360,688	276	—
Expiring 10/02/24	BNP	EUR	322	356,262	358,462	2,200	—
Expiring 10/02/24	BNP	EUR	270	300,767	300,574	—	(193)
Expiring 10/02/24	BNP	EUR	266	296,183	296,120	—	(63)
Expiring 10/02/24	BNP	EUR	266	296,125	296,121	—	(4)
Expiring 10/02/24	BNP	EUR	161	178,074	179,231	1,157	—
Expiring 10/02/24	BNP	EUR	161	179,057	179,231	174	—
Expiring 10/02/24	BNP	EUR	124	138,091	138,041	—	(50)
Expiring 10/02/24	BNP	EUR	106	118,029	118,004	—	(25)
Expiring 10/02/24	BNP	EUR	60	66,561	66,795	234	—
Expiring 10/02/24	BNP	EUR	41	45,318	45,643	325	—
Expiring 10/02/24	BOA	EUR	540	603,204	601,147	—	(2,057)
Expiring 10/02/24	CITI	EUR	652	720,350	725,831	5,481	—
Expiring 10/02/24	CITI	EUR	322	358,905	358,462	—	(443)
Expiring 10/02/24	CITI	EUR	320	357,941	356,236	—	(1,705)
Expiring 10/02/24	CITI	EUR	270	300,682	300,573	—	(109)
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	CITI	EUR	270	$297,844	$300,574	$2,730	$—
Expiring 10/02/24	CITI	EUR	270	299,909	300,574	665	—
Expiring 10/02/24	CITI	EUR	270	301,370	300,574	—	(796)
Expiring 10/02/24	CITI	EUR	269	298,992	299,460	468	—
Expiring 10/02/24	CITI	EUR	268	297,997	298,347	350	—
Expiring 10/02/24	CITI	EUR	215	237,593	239,346	1,753	—
Expiring 10/02/24	CITI	EUR	215	237,699	239,346	1,647	—
Expiring 10/02/24	CITI	EUR	215	237,652	239,346	1,694	—
Expiring 10/02/24	CITI	EUR	215	239,164	239,346	182	—
Expiring 10/02/24	CITI	EUR	123	136,948	136,928	—	(20)
Expiring 10/02/24	CITI	EUR	108	120,268	120,230	—	(38)
Expiring 10/02/24	CITI	EUR	54	60,519	60,115	—	(404)
Expiring 10/02/24	DB	EUR	42,356	47,169,336	47,152,248	—	(17,088)
Expiring 10/02/24	DB	EUR	21,368	23,855,237	23,787,638	—	(67,599)
Expiring 10/02/24	DB	EUR	324	360,183	360,689	506	—
Expiring 10/02/24	DB	EUR	322	357,854	358,462	608	—
Expiring 10/02/24	DB	EUR	267	297,397	297,235	—	(162)
Expiring 10/02/24	GSI	EUR	543	599,545	604,488	4,943	—
Expiring 10/02/24	GSI	EUR	542	597,644	603,374	5,730	—
Expiring 10/02/24	GSI	EUR	539	602,423	600,034	—	(2,389)
Expiring 10/02/24	GSI	EUR	537	598,901	597,808	—	(1,093)
Expiring 10/02/24	GSI	EUR	271	299,969	301,687	1,718	—
Expiring 10/02/24	GSI	EUR	269	299,833	299,461	—	(372)
Expiring 10/02/24	GSI	EUR	101	112,508	112,437	—	(71)
Expiring 10/02/24	JPM	EUR	622	695,642	692,433	—	(3,209)
Expiring 10/02/24	JPM	EUR	535	592,871	595,582	2,711	—
Expiring 10/02/24	JPM	EUR	323	359,155	359,575	420	—
Expiring 10/02/24	JPM	EUR	323	359,608	359,575	—	(33)
Expiring 10/02/24	JPM	EUR	267	295,440	297,234	1,794	—
Expiring 10/02/24	JPM	EUR	124	137,463	138,041	578	—
Expiring 10/02/24	MSI	EUR	322	358,039	358,462	423	—
Expiring 10/02/24	NOM	EUR	269	299,767	299,460	—	(307)
Expiring 10/02/24	RBC	EUR	323	361,009	359,575	—	(1,434)
Expiring 10/02/24	RBC	EUR	271	299,844	301,687	1,843	—
Expiring 10/02/24	RBC	EUR	270	298,217	300,574	2,357	—
Expiring 10/02/24	RBC	EUR	270	300,543	300,574	31	—
Expiring 10/02/24	RBC	EUR	266	296,841	296,121	—	(720)
Expiring 10/02/24	RBC	EUR	216	240,624	240,459	—	(165)
Expiring 10/02/24	RBC	EUR	202	225,546	224,873	—	(673)
Expiring 10/02/24	SCB	EUR	266	296,492	296,121	—	(371)
Expiring 10/02/24	SG	EUR	271	299,373	301,687	2,314	—
Expiring 10/02/24	SG	EUR	270	301,073	300,574	—	(499)
Expiring 10/02/24	SG	EUR	269	299,533	299,460	—	(73)
Expiring 10/02/24	SG	EUR	269	299,597	299,460	—	(137)
Expiring 10/02/24	SG	EUR	269	300,326	299,460	—	(866)
Expiring 10/02/24	SG	EUR	268	297,878	298,347	469	—
Expiring 10/02/24	SG	EUR	267	295,717	297,234	1,517	—
Expiring 10/02/24	SG	EUR	217	239,165	241,572	2,407	—
Expiring 10/02/24	SG	EUR	215	237,760	239,345	1,585	—
Expiring 10/02/24	SG	EUR	107	119,953	119,116	—	(837)
Expiring 10/02/24	SSB	EUR	11,066	12,330,464	12,318,696	—	(11,768)
Expiring 10/02/24	SSB	EUR	271	298,784	301,687	2,903	—
Expiring 10/02/24	SSB	EUR	270	301,024	300,574	—	(450)
Expiring 10/02/24	SSB	EUR	215	238,990	239,346	356	—
Expiring 10/02/24	SSB	EUR	215	239,155	239,346	191	—
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	UAG	EUR	322	$357,986	$358,462	$476	$—
Expiring 10/02/24	UAG	EUR	320	353,774	356,236	2,462	—
Expiring 10/02/24	UAG	EUR	319	354,964	355,123	159	—
Expiring 10/02/24	UAG	EUR	270	299,580	300,573	993	—
Expiring 10/02/24	UAG	EUR	270	299,647	300,574	927	—
Expiring 10/02/24	UAG	EUR	270	300,183	300,574	391	—
Expiring 10/02/24	UAG	EUR	270	299,802	300,574	772	—
Expiring 10/02/24	UAG	EUR	270	300,494	300,574	80	—
Expiring 10/02/24	UAG	EUR	270	299,516	300,574	1,058	—
Expiring 10/02/24	UAG	EUR	267	297,606	297,234	—	(372)
Expiring 10/02/24	UAG	EUR	213	237,125	237,119	—	(6)
Expiring 10/02/24	UAG	EUR	162	180,283	180,344	61	—
Expiring 10/02/24	UAG	EUR	161	179,779	179,231	—	(548)
Expiring 10/02/24	UAG	EUR	73	80,882	81,266	384	—
Expiring 10/02/24	WBC	EUR	271	298,813	301,687	2,874	—
Expiring 10/02/24	WBC	EUR	270	300,461	300,573	112	—
Expiring 10/02/24	WBC	EUR	269	298,517	299,460	943	—
Expiring 11/04/24	BNP	EUR	268	299,431	298,777	—	(654)
Expiring 11/04/24	BNP	EUR	54	60,570	60,201	—	(369)
Expiring 11/04/24	CBA	EUR	268	299,672	298,777	—	(895)
Expiring 11/04/24	DB	EUR	20,071	22,382,427	22,375,952	—	(6,475)
Expiring 11/04/24	DB	EUR	322	359,594	358,978	—	(616)
Expiring 11/04/24	GSI	EUR	268	299,756	298,778	—	(978)
Expiring 11/04/24	JPM	EUR	268	299,365	298,777	—	(588)
Expiring 11/04/24	RBC	EUR	321	358,966	357,864	—	(1,102)
Expiring 11/04/24	RBC	EUR	268	299,619	298,777	—	(842)
Expiring 11/04/24	RBC	EUR	268	298,798	298,777	—	(21)
Expiring 11/04/24	SCB	EUR	268	299,845	298,777	—	(1,068)
Expiring 11/04/24	SG	EUR	268	298,839	298,777	—	(62)
Expiring 11/04/24	TD	EUR	54	60,556	60,201	—	(355)
Hong Kong Dollar,
Expiring 04/16/25	SCB	HKD	2,595	334,623	334,608	—	(15)
Expiring 04/17/25	SCB	HKD	2,590	333,982	333,967	—	(15)
Expiring 05/12/25	SCB	HKD	8,715	1,124,096	1,124,079	—	(17)
Expiring 06/18/25	GSI	HKD	3,570	460,765	460,663	—	(102)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	124,509	349,548	348,820	—	(728)
Expiring 10/02/24	BARC	HUF	25,200	71,515	70,600	—	(915)
Expiring 10/02/24	DB	HUF	40,900	115,198	114,584	—	(614)
Expiring 10/02/24	HSBC	HUF	6,400	17,982	17,930	—	(52)
Expiring 10/02/24	MSI	HUF	51,000	143,695	142,879	—	(816)
Expiring 10/02/24	MSI	HUF	30,000	83,990	84,047	57	—
Expiring 10/02/24	RBC	HUF	6,400	18,087	17,930	—	(157)
Expiring 10/02/24	RBC	HUF	4,500	12,603	12,607	4	—
Expiring 10/02/24	RBC	HUF	4,200	11,938	11,767	—	(171)
Expiring 10/02/24	TD	HUF	21,000	59,383	58,833	—	(550)
Expiring 10/21/24	BOA	HUF	516,501	1,426,650	1,445,916	19,266	—
Expiring 10/21/24	CITI	HUF	60,055	166,044	168,120	2,076	—
Expiring 11/04/24	RBC	HUF	4,200	11,829	11,752	—	(77)
Indian Rupee,
Expiring 10/03/24	BARC	INR	15,384	183,571	183,562	—	(9)
Expiring 10/03/24	BARC	INR	12,586	150,178	150,175	—	(3)
Expiring 10/03/24	BOA	INR	4,230	50,484	50,472	—	(12)
Expiring 10/03/24	CITI	INR	9,040	108,199	107,865	—	(334)
Expiring 10/03/24	DB	INR	78,290	934,373	934,154	—	(219)
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/03/24	DB	INR	45,699	$543,809	$545,279	$1,470	$—
Expiring 10/03/24	GSI	INR	5,590	66,621	66,699	78	—
Expiring 10/03/24	JPM	INR	16,180	193,379	193,060	—	(319)
Expiring 10/03/24	JPM	INR	12,440	148,520	148,434	—	(86)
Expiring 10/03/24	JPM	INR	6,030	71,803	71,950	147	—
Expiring 10/03/24	JPM	INR	5,270	62,777	62,882	105	—
Expiring 11/04/24	DB	INR	61,995	740,071	738,649	—	(1,422)
Expiring 11/04/24	DB	INR	61,994	739,445	738,637	—	(808)
Expiring 12/18/24	BNP	INR	116,615	1,383,000	1,386,304	3,304	—
Expiring 12/18/24	GSI	INR	187,736	2,238,000	2,231,789	—	(6,211)
Expiring 12/18/24	HSBC	INR	198,250	2,351,892	2,356,784	4,892	—
Expiring 12/18/24	HSBC	INR	134,739	1,602,000	1,601,771	—	(229)
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	919,000	59,526	60,626	1,100	—
Expiring 10/02/24	BOA	IDR	235,000	15,518	15,503	—	(15)
Expiring 10/02/24	CITI	IDR	12,260,008	810,579	808,784	—	(1,795)
Expiring 10/02/24	CITI	IDR	1,840,000	119,246	121,384	2,138	—
Expiring 10/02/24	DB	IDR	1,842,000	121,632	121,515	—	(117)
Expiring 10/02/24	GSI	IDR	1,283,000	84,720	84,639	—	(81)
Expiring 10/02/24	JPM	IDR	1,824,000	120,444	120,328	—	(116)
Expiring 10/02/24	MSI	IDR	1,020,000	67,353	67,288	—	(65)
Expiring 11/04/24	CITI	IDR	277,000	18,293	18,209	—	(84)
Expiring 12/18/24	BOA	IDR	16,743,402	1,098,000	1,099,049	1,049	—
Expiring 12/18/24	MSI	IDR	80,579,401	5,207,709	5,289,288	81,579	—
Israeli Shekel,
Expiring 10/07/24	CITI	ILS	640	170,653	171,693	1,040	—
Expiring 10/07/24	CITI	ILS	635	173,580	170,351	—	(3,229)
Expiring 10/07/24	CITI	ILS	485	132,058	130,111	—	(1,947)
Expiring 10/07/24	CITI	ILS	60	16,391	16,096	—	(295)
Expiring 10/07/24	HSBC	ILS	772	208,086	207,105	—	(981)
Expiring 10/07/24	SCB	ILS	105	28,420	28,168	—	(252)
Expiring 11/04/24	HSBC	ILS	265	71,160	71,148	—	(12)
Expiring 12/18/24	CITI	ILS	2,403	642,463	646,113	3,650	—
Japanese Yen,
Expiring 10/02/24	BARC	JPY	51,400	361,850	357,725	—	(4,125)
Expiring 10/02/24	BARC	JPY	51,100	361,954	355,637	—	(6,317)
Expiring 10/02/24	BARC	JPY	43,500	297,869	302,744	4,875	—
Expiring 10/02/24	BARC	JPY	43,000	297,080	299,264	2,184	—
Expiring 10/02/24	BARC	JPY	42,600	301,134	296,481	—	(4,653)
Expiring 10/02/24	BARC	JPY	34,100	242,129	237,323	—	(4,806)
Expiring 10/02/24	BARC	JPY	34,100	241,228	237,324	—	(3,904)
Expiring 10/02/24	BARC	JPY	26,000	180,772	180,951	179	—
Expiring 10/02/24	BARC	JPY	25,700	180,526	178,862	—	(1,664)
Expiring 10/02/24	BARC	JPY	17,200	117,717	119,706	1,989	—
Expiring 10/02/24	BARC	JPY	17,200	119,741	119,706	—	(35)
Expiring 10/02/24	BARC	JPY	17,100	120,744	119,010	—	(1,734)
Expiring 10/02/24	BARC	JPY	17,100	119,937	119,010	—	(927)
Expiring 10/02/24	BARC	JPY	17,000	119,331	118,314	—	(1,017)
Expiring 10/02/24	BARC	JPY	8,600	60,454	59,853	—	(601)
Expiring 10/02/24	BARC	JPY	8,600	60,194	59,853	—	(341)
Expiring 10/02/24	BARC	JPY	8,600	60,305	59,853	—	(452)
Expiring 10/02/24	BARC	JPY	8,400	59,964	58,461	—	(1,503)
Expiring 10/02/24	BNP	JPY	111,891	775,806	778,721	2,915	—
Expiring 10/02/24	BNP	JPY	51,700	361,006	359,813	—	(1,193)
Expiring 10/02/24	BNP	JPY	51,700	357,718	359,813	2,095	—
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	BNP	JPY	51,000	$357,265	$354,941	$—	$(2,324)
Expiring 10/02/24	BNP	JPY	50,600	357,552	352,158	—	(5,394)
Expiring 10/02/24	BNP	JPY	43,500	299,663	302,744	3,081	—
Expiring 10/02/24	BNP	JPY	43,300	300,767	301,352	585	—
Expiring 10/02/24	BNP	JPY	43,100	298,588	299,960	1,372	—
Expiring 10/02/24	BNP	JPY	42,600	298,749	296,480	—	(2,269)
Expiring 10/02/24	BNP	JPY	42,600	297,259	296,480	—	(779)
Expiring 10/02/24	BNP	JPY	42,300	297,495	294,392	—	(3,103)
Expiring 10/02/24	BNP	JPY	25,400	175,393	176,775	1,382	—
Expiring 10/02/24	BNP	JPY	24,650	171,162	171,555	393	—
Expiring 10/02/24	BNP	JPY	20,550	144,013	143,021	—	(992)
Expiring 10/02/24	BNP	JPY	20,550	144,062	143,021	—	(1,041)
Expiring 10/02/24	BNP	JPY	17,000	119,487	118,314	—	(1,173)
Expiring 10/02/24	BNP	JPY	17,000	119,228	118,314	—	(914)
Expiring 10/02/24	BNP	JPY	6,163	42,903	42,892	—	(11)
Expiring 10/02/24	BNP	JPY	6,162	42,891	42,885	—	(6)
Expiring 10/02/24	BOA	JPY	42,800	298,847	297,872	—	(975)
Expiring 10/02/24	CIBC	JPY	43,100	301,227	299,961	—	(1,266)
Expiring 10/02/24	CITI	JPY	51,400	360,929	357,726	—	(3,203)
Expiring 10/02/24	CITI	JPY	51,300	359,464	357,030	—	(2,434)
Expiring 10/02/24	CITI	JPY	51,200	363,107	356,333	—	(6,774)
Expiring 10/02/24	CITI	JPY	43,500	297,327	302,744	5,417	—
Expiring 10/02/24	CITI	JPY	43,300	299,080	301,352	2,272	—
Expiring 10/02/24	CITI	JPY	43,300	302,007	301,352	—	(655)
Expiring 10/02/24	CITI	JPY	43,100	301,087	299,961	—	(1,126)
Expiring 10/02/24	CITI	JPY	42,600	300,513	296,481	—	(4,032)
Expiring 10/02/24	CITI	JPY	42,100	299,639	293,001	—	(6,638)
Expiring 10/02/24	CITI	JPY	38,600	268,588	268,642	54	—
Expiring 10/02/24	CITI	JPY	34,300	238,581	238,716	135	—
Expiring 10/02/24	CITI	JPY	34,300	238,695	238,715	20	—
Expiring 10/02/24	CITI	JPY	34,200	240,459	238,020	—	(2,439)
Expiring 10/02/24	CITI	JPY	34,100	241,530	237,324	—	(4,206)
Expiring 10/02/24	CITI	JPY	33,800	237,534	235,236	—	(2,298)
Expiring 10/02/24	CITI	JPY	33,700	241,419	234,540	—	(6,879)
Expiring 10/02/24	CITI	JPY	17,200	119,656	119,706	50	—
Expiring 10/02/24	CITI	JPY	17,200	119,807	119,706	—	(101)
Expiring 10/02/24	CITI	JPY	17,000	118,844	118,314	—	(530)
Expiring 10/02/24	CITI	JPY	17,000	120,255	118,314	—	(1,941)
Expiring 10/02/24	CITI	JPY	8,500	59,739	59,157	—	(582)
Expiring 10/02/24	CITI	JPY	8,400	60,189	58,461	—	(1,728)
Expiring 10/02/24	DB	JPY	42,800	299,130	297,872	—	(1,258)
Expiring 10/02/24	DB	JPY	17,200	119,419	119,706	287	—
Expiring 10/02/24	DB	JPY	17,100	121,776	119,010	—	(2,766)
Expiring 10/02/24	DB	JPY	17,100	120,038	119,009	—	(1,029)
Expiring 10/02/24	GSI	JPY	25,860	178,784	179,975	1,191	—
Expiring 10/02/24	GSI	JPY	25,860	178,648	179,976	1,328	—
Expiring 10/02/24	GSI	JPY	25,860	179,250	179,977	727	—
Expiring 10/02/24	GSI	JPY	25,300	180,196	176,079	—	(4,117)
Expiring 10/02/24	GSI	JPY	17,100	121,780	119,010	—	(2,770)
Expiring 10/02/24	HSBC	JPY	51,400	358,090	357,726	—	(364)
Expiring 10/02/24	HSBC	JPY	16,700	116,357	116,226	—	(131)
Expiring 10/02/24	HSBC	JPY	1,700	11,955	11,831	—	(124)
Expiring 10/02/24	JPM	JPY	121,900	844,676	848,380	3,704	—
Expiring 10/02/24	JPM	JPY	42,200	300,690	293,697	—	(6,993)
Expiring 10/02/24	JPM	JPY	34,100	240,883	237,324	—	(3,559)
A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	JPM	JPY	26,000	$184,239	$180,951	$—	$(3,288)
Expiring 10/02/24	JPM	JPY	8,500	60,183	59,157	—	(1,026)
Expiring 10/02/24	JPM	JPY	8,500	60,030	59,157	—	(873)
Expiring 10/02/24	NOM	JPY	43,100	298,621	299,960	1,339	—
Expiring 10/02/24	NWM	JPY	15,800	112,742	109,962	—	(2,780)
Expiring 10/02/24	RBC	JPY	85,100	598,261	592,266	—	(5,995)
Expiring 10/02/24	RBC	JPY	85,100	601,651	592,265	—	(9,386)
Expiring 10/02/24	RBC	JPY	80,000	556,112	556,771	659	—
Expiring 10/02/24	RBC	JPY	50,800	357,302	353,550	—	(3,752)
Expiring 10/02/24	RBC	JPY	42,800	300,160	297,873	—	(2,287)
Expiring 10/02/24	RBC	JPY	42,500	298,077	295,784	—	(2,293)
Expiring 10/02/24	RBC	JPY	42,100	297,237	293,001	—	(4,236)
Expiring 10/02/24	RBC	JPY	38,400	270,944	267,250	—	(3,694)
Expiring 10/02/24	RBC	JPY	34,200	239,131	238,020	—	(1,111)
Expiring 10/02/24	RBC	JPY	33,700	240,597	234,540	—	(6,057)
Expiring 10/02/24	RBC	JPY	17,200	119,245	119,706	461	—
Expiring 10/02/24	RBC	JPY	17,100	121,885	119,010	—	(2,875)
Expiring 10/02/24	RBC	JPY	17,100	121,797	119,010	—	(2,787)
Expiring 10/02/24	RBC	JPY	17,100	119,831	119,010	—	(821)
Expiring 10/02/24	RBC	JPY	12,325	85,731	85,777	46	—
Expiring 10/02/24	RBC	JPY	8,600	60,355	59,853	—	(502)
Expiring 10/02/24	SG	JPY	33,700	240,995	234,540	—	(6,455)
Expiring 10/02/24	SG	JPY	17,100	121,643	119,010	—	(2,633)
Expiring 10/02/24	SG	JPY	17,100	121,637	119,010	—	(2,627)
Expiring 10/02/24	SG	JPY	17,000	119,847	118,314	—	(1,533)
Expiring 10/02/24	SSB	JPY	51,100	361,321	355,637	—	(5,684)
Expiring 10/02/24	SSB	JPY	43,100	298,872	299,960	1,088	—
Expiring 10/02/24	SSB	JPY	42,600	297,985	296,480	—	(1,505)
Expiring 10/02/24	SSB	JPY	33,800	238,068	235,235	—	(2,833)
Expiring 10/02/24	SSB	JPY	25,700	180,418	178,862	—	(1,556)
Expiring 10/02/24	TD	JPY	25,300	178,587	176,079	—	(2,508)
Expiring 10/02/24	TD	JPY	17,200	119,965	119,705	—	(260)
Expiring 10/02/24	TD	JPY	16,800	118,340	116,922	—	(1,418)
Expiring 10/02/24	UAG	JPY	763,477	5,345,441	5,313,524	—	(31,917)
Expiring 10/02/24	UAG	JPY	51,400	361,010	357,726	—	(3,284)
Expiring 10/02/24	UAG	JPY	43,500	299,486	302,745	3,259	—
Expiring 10/02/24	UAG	JPY	43,000	297,123	299,264	2,141	—
Expiring 10/02/24	UAG	JPY	42,800	298,838	297,873	—	(965)
Expiring 10/02/24	UAG	JPY	42,800	299,151	297,873	—	(1,278)
Expiring 10/02/24	UAG	JPY	42,600	299,183	296,480	—	(2,703)
Expiring 10/02/24	UAG	JPY	17,200	120,318	119,706	—	(612)
Expiring 10/02/24	UAG	JPY	17,100	119,380	119,010	—	(370)
Expiring 10/02/24	UAG	JPY	17,000	119,686	118,313	—	(1,373)
Expiring 10/21/24	BARC	JPY	279,454	1,793,734	1,950,399	156,665	—
Expiring 11/01/24	BNP	JPY	43,300	300,258	302,701	2,443	—
Expiring 11/01/24	BNP	JPY	42,800	300,613	299,206	—	(1,407)
Expiring 11/01/24	BNP	JPY	38,600	271,131	269,844	—	(1,287)
Expiring 11/01/24	BNP	JPY	17,100	120,369	119,543	—	(826)
Expiring 11/01/24	DB	JPY	43,400	305,097	303,400	—	(1,697)
Expiring 11/01/24	GSI	JPY	104,200	729,809	728,440	—	(1,369)
Expiring 11/01/24	GSI	JPY	65,025	457,634	454,576	—	(3,058)
Expiring 11/01/24	GSI	JPY	52,100	367,051	364,220	—	(2,831)
Expiring 11/01/24	GSI	JPY	32,513	229,925	227,292	—	(2,633)
Expiring 11/01/24	GSI	JPY	25,860	179,118	180,782	1,664	—
Expiring 11/01/24	GSI	JPY	25,860	179,384	180,782	1,398	—
A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/01/24	GSI	JPY	6,470	$44,385	$45,230	$845	$—
Expiring 11/01/24	GSI	JPY	6,470	44,436	45,231	795	—
Expiring 11/01/24	GSI	JPY	6,460	44,266	45,160	894	—
Expiring 11/01/24	GSI	JPY	6,460	44,344	45,161	817	—
Expiring 11/01/24	MSI	JPY	25,880	180,108	180,922	814	—
Expiring 11/01/24	MSI	JPY	25,880	180,124	180,921	797	—
Expiring 11/01/24	MSI	JPY	25,840	179,829	180,642	813	—
Expiring 11/01/24	MSI	JPY	25,840	179,848	180,642	794	—
Expiring 11/01/24	NWM	JPY	17,400	120,102	121,640	1,538	—
Expiring 11/01/24	RBC	JPY	130,050	910,918	909,153	—	(1,765)
Expiring 11/01/24	RBC	JPY	43,300	304,604	302,701	—	(1,903)
Expiring 11/01/24	RBC	JPY	17,400	122,248	121,640	—	(608)
Expiring 11/01/24	SCB	JPY	43,400	299,981	303,401	3,420	—
Expiring 11/01/24	SSB	JPY	51,900	360,257	362,822	2,565	—
Expiring 11/01/24	UAG	JPY	25,700	181,103	179,664	—	(1,439)
Expiring 11/01/24	UAG	JPY	22,371	157,273	156,391	—	(882)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	1,570	379,892	380,718	826	—
Expiring 10/02/24	BNP	MYR	80	18,627	19,400	773	—
Expiring 11/04/24	BNP	MYR	80	19,392	19,388	—	(4)
Mexican Peso,
Expiring 10/02/24	BARC	MXN	6,200	314,131	314,782	651	—
Expiring 10/02/24	BARC	MXN	4,740	236,456	240,656	4,200	—
Expiring 10/02/24	BARC	MXN	4,290	217,532	217,808	276	—
Expiring 10/02/24	BARC	MXN	410	21,378	20,816	—	(562)
Expiring 10/02/24	BARC	MXN	240	12,147	12,185	38	—
Expiring 10/02/24	BNP	MXN	2,320	119,905	117,789	—	(2,116)
Expiring 10/02/24	BNP	MXN	2,320	119,527	117,789	—	(1,738)
Expiring 10/02/24	BNP	MXN	2,320	119,762	117,789	—	(1,973)
Expiring 10/02/24	BNP	MXN	1,700	86,783	86,312	—	(471)
Expiring 10/02/24	BNP	MXN	230	11,885	11,677	—	(208)
Expiring 10/02/24	BOM	MXN	230	11,938	11,677	—	(261)
Expiring 10/02/24	CITI	MXN	2,390	118,589	121,342	2,753	—
Expiring 10/02/24	CITI	MXN	2,320	119,415	117,790	—	(1,625)
Expiring 10/02/24	CITI	MXN	2,320	120,718	117,790	—	(2,928)
Expiring 10/02/24	CITI	MXN	2,320	118,331	117,789	—	(542)
Expiring 10/02/24	CITI	MXN	1,160	60,475	58,895	—	(1,580)
Expiring 10/02/24	CITI	MXN	480	24,226	24,371	145	—
Expiring 10/02/24	CITI	MXN	410	20,809	20,816	7	—
Expiring 10/02/24	CITI	MXN	380	19,489	19,293	—	(196)
Expiring 10/02/24	CITI	MXN	350	17,470	17,770	300	—
Expiring 10/02/24	CITI	MXN	350	17,438	17,770	332	—
Expiring 10/02/24	DB	MXN	240	12,044	12,185	141	—
Expiring 10/02/24	GSI	MXN	2,115	105,808	107,382	1,574	—
Expiring 10/02/24	GSI	MXN	2,090	107,815	106,112	—	(1,703)
Expiring 10/02/24	GSI	MXN	1,190	60,573	60,418	—	(155)
Expiring 10/02/24	GSI	MXN	360	18,017	18,278	261	—
Expiring 10/02/24	GSI	MXN	230	11,987	11,677	—	(310)
Expiring 10/02/24	GSI	MXN	230	11,921	11,678	—	(243)
Expiring 10/02/24	HSBC	MXN	4,170	216,547	211,716	—	(4,831)
Expiring 10/02/24	HSBC	MXN	1,470	75,898	74,634	—	(1,264)
Expiring 10/02/24	JPM	MXN	2,115	105,803	107,382	1,579	—
Expiring 10/02/24	MSI	MXN	15,898	803,555	807,162	3,607	—
Expiring 10/02/24	MSI	MXN	2,370	117,461	120,328	2,867	—
Expiring 10/02/24	MSI	MXN	2,340	116,658	118,805	2,147	—
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	MSI	MXN	2,320	$120,486	$117,790	$—	$(2,696)
Expiring 10/02/24	MSI	MXN	1,200	60,028	60,926	898	—
Expiring 10/02/24	MSI	MXN	1,170	58,482	59,403	921	—
Expiring 10/02/24	MSI	MXN	350	17,587	17,770	183	—
Expiring 10/02/24	MSI	MXN	350	17,517	17,770	253	—
Expiring 10/02/24	MSI	MXN	320	16,123	16,247	124	—
Expiring 10/02/24	MSI	MXN	240	12,089	12,185	96	—
Expiring 10/02/24	MSI	MXN	230	11,710	11,677	—	(33)
Expiring 10/02/24	SSB	MXN	4,790	240,067	243,195	3,128	—
Expiring 10/02/24	SSB	MXN	4,170	212,750	211,717	—	(1,033)
Expiring 10/02/24	SSB	MXN	2,370	117,612	120,328	2,716	—
Expiring 10/02/24	SSB	MXN	2,320	119,235	117,789	—	(1,446)
Expiring 10/02/24	SSB	MXN	1,160	58,776	58,895	119	—
Expiring 10/02/24	TD	MXN	710	35,594	36,048	454	—
Expiring 10/02/24	UAG	MXN	51,099	2,612,947	2,594,362	—	(18,585)
Expiring 10/02/24	UAG	MXN	3,560	176,711	180,746	4,035	—
Expiring 10/02/24	UAG	MXN	1,170	58,029	59,402	1,373	—
Expiring 10/02/24	UAG	MXN	600	30,176	30,463	287	—
Expiring 11/04/24	BNP	MXN	2,340	118,217	118,186	—	(31)
Expiring 11/04/24	BNP	MXN	2,340	118,460	118,186	—	(274)
Expiring 11/04/24	CITI	MXN	700	35,285	35,355	70	—
Expiring 11/04/24	CITI	MXN	590	29,976	29,798	—	(178)
Expiring 11/04/24	CITI	MXN	350	17,749	17,678	—	(71)
Expiring 11/04/24	HSBC	MXN	1,350	68,355	68,184	—	(171)
Expiring 11/04/24	SG	MXN	1,400	71,469	70,709	—	(760)
Expiring 11/04/24	SG	MXN	230	11,632	11,617	—	(15)
Expiring 11/04/24	SSB	MXN	4,690	237,029	236,875	—	(154)
Expiring 11/04/24	SSB	MXN	2,340	118,964	118,185	—	(779)
Expiring 11/04/24	UAG	MXN	21,698	1,103,883	1,095,891	—	(7,992)
Expiring 12/18/24	BARC	MXN	49,655	2,458,164	2,491,283	33,119	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	2,010	63,531	63,490	—	(41)
Expiring 10/02/24	CITI	TWD	9,496	299,087	299,954	867	—
Expiring 10/02/24	CITI	TWD	4,647	146,880	146,786	—	(94)
Expiring 10/02/24	DB	TWD	8,377	264,777	264,608	—	(169)
Expiring 10/02/24	DB	TWD	1,895	59,749	59,858	109	—
Expiring 10/02/24	GSI	TWD	3,170	99,513	100,132	619	—
Expiring 10/02/24	JPM	TWD	17,634	555,174	557,012	1,838	—
Expiring 11/04/24	CITI	TWD	9,362	295,564	296,777	1,213	—
Expiring 11/04/24	DB	TWD	5,585	176,461	177,046	585	—
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	490	301,017	311,296	10,279	—
Expiring 10/02/24	BARC	NZD	485	301,446	308,120	6,674	—
Expiring 10/02/24	BARC	NZD	290	180,945	184,236	3,291	—
Expiring 10/02/24	BARC	NZD	190	118,976	120,706	1,730	—
Expiring 10/02/24	BARC	NZD	190	120,495	120,707	212	—
Expiring 10/02/24	BNP	NZD	190	116,741	120,707	3,966	—
Expiring 10/02/24	BNP	NZD	168	103,938	106,730	2,792	—
Expiring 10/02/24	BNP	NZD	168	103,902	106,730	2,828	—
Expiring 10/02/24	BNP	NZD	166	102,684	105,460	2,776	—
Expiring 10/02/24	BNP	NZD	149	91,575	94,659	3,084	—
Expiring 10/02/24	BNP	NZD	93	57,872	59,083	1,211	—
Expiring 10/02/24	BNP	NZD	80	49,166	50,824	1,658	—
Expiring 10/02/24	BNP	NZD	74	45,479	47,012	1,533	—
Expiring 10/02/24	BNP	NZD	74	45,517	47,012	1,495	—
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	CBA	NZD	7,417	$4,710,537	$4,712,001	$1,464	$—
Expiring 10/02/24	CITI	NZD	580	362,662	368,472	5,810	—
Expiring 10/02/24	CITI	NZD	485	301,304	308,119	6,815	—
Expiring 10/02/24	CITI	NZD	485	299,682	308,120	8,438	—
Expiring 10/02/24	CITI	NZD	290	178,354	184,236	5,882	—
Expiring 10/02/24	CITI	NZD	190	118,973	120,707	1,734	—
Expiring 10/02/24	CITI	NZD	120	75,007	76,236	1,229	—
Expiring 10/02/24	HSBC	NZD	585	358,690	371,649	12,959	—
Expiring 10/02/24	HSBC	NZD	580	358,551	368,473	9,922	—
Expiring 10/02/24	HSBC	NZD	575	360,979	365,296	4,317	—
Expiring 10/02/24	JPM	NZD	490	301,441	311,296	9,855	—
Expiring 10/02/24	JPM	NZD	190	120,563	120,707	144	—
Expiring 10/02/24	JPM	NZD	95	58,789	60,353	1,564	—
Expiring 10/02/24	MSI	NZD	984	613,465	625,133	11,668	—
Expiring 10/02/24	MSI	NZD	950	591,461	603,533	12,072	—
Expiring 10/02/24	MSI	NZD	795	495,310	505,061	9,751	—
Expiring 10/02/24	MSI	NZD	298	183,195	189,319	6,124	—
Expiring 10/02/24	RBC	NZD	585	360,780	371,649	10,869	—
Expiring 10/02/24	RBC	NZD	580	363,897	368,472	4,575	—
Expiring 10/02/24	RBC	NZD	490	301,245	311,296	10,051	—
Expiring 10/02/24	RBC	NZD	485	299,011	308,119	9,108	—
Expiring 10/02/24	RBC	NZD	385	236,979	244,589	7,610	—
Expiring 10/02/24	RBC	NZD	188	116,896	119,436	2,540	—
Expiring 10/02/24	RBC	NZD	168	103,959	106,730	2,771	—
Expiring 10/02/24	RBC	NZD	94	58,457	59,718	1,261	—
Expiring 10/02/24	RBC	NZD	80	49,162	50,824	1,662	—
Expiring 10/02/24	SSB	NZD	290	179,974	184,236	4,262	—
Expiring 10/02/24	SSB	NZD	195	120,648	123,883	3,235	—
Expiring 10/02/24	SSB	NZD	195	121,459	123,883	2,424	—
Expiring 10/02/24	SSB	NZD	190	120,352	120,706	354	—
Expiring 10/02/24	SSB	NZD	190	119,130	120,707	1,577	—
Expiring 10/02/24	UAG	NZD	380	236,398	241,413	5,015	—
Expiring 10/02/24	WBC	NZD	580	355,328	368,472	13,144	—
Expiring 10/02/24	WBC	NZD	190	117,814	120,706	2,892	—
Expiring 10/02/24	WBC	NZD	190	119,903	120,707	804	—
Expiring 10/21/24	CITI	NZD	115	69,307	72,807	3,500	—
Expiring 11/04/24	BARC	NZD	285	181,167	181,081	—	(86)
Expiring 11/04/24	BNP	NZD	135	85,843	85,776	—	(67)
Expiring 11/04/24	BNP	NZD	135	85,918	85,775	—	(143)
Expiring 11/04/24	BNP	NZD	135	85,900	85,775	—	(125)
Expiring 11/04/24	BNP	NZD	47	29,922	29,863	—	(59)
Expiring 11/04/24	CBA	NZD	1,444	917,171	917,477	306	—
Expiring 11/04/24	CITI	NZD	375	238,256	238,264	8	—
Expiring 11/04/24	HSBC	NZD	453	285,725	287,824	2,099	—
Expiring 11/04/24	MSI	NZD	223	141,738	141,688	—	(50)
Expiring 11/04/24	MSI	NZD	190	119,816	120,721	905	—
Expiring 11/04/24	RBC	NZD	475	301,531	301,802	271	—
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	3,820	365,729	361,992	—	(3,737)
Expiring 10/02/24	BARC	NOK	2,490	236,736	235,958	—	(778)
Expiring 10/02/24	BARC	NOK	1,875	176,971	177,679	708	—
Expiring 10/02/24	BARC	NOK	1,300	120,230	123,191	2,961	—
Expiring 10/02/24	BARC	NOK	1,290	118,839	122,244	3,405	—
Expiring 10/02/24	BARC	NOK	379	34,819	35,915	1,096	—
Expiring 10/02/24	BNP	NOK	3,810	351,675	361,045	9,370	—
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	BNP	NOK	2,520	$240,457	$238,801	$—	$(1,656)
Expiring 10/02/24	BNP	NOK	1,890	177,790	179,101	1,311	—
Expiring 10/02/24	BNP	NOK	1,530	141,235	144,986	3,751	—
Expiring 10/02/24	BNP	NOK	1,270	117,243	120,349	3,106	—
Expiring 10/02/24	BNP	NOK	1,250	118,930	118,453	—	(477)
Expiring 10/02/24	BNP	NOK	1,250	118,788	118,452	—	(336)
Expiring 10/02/24	BNP	NOK	512	48,810	48,519	—	(291)
Expiring 10/02/24	CITI	NOK	2,540	234,809	240,696	5,887	—
Expiring 10/02/24	CITI	NOK	2,490	236,822	235,958	—	(864)
Expiring 10/02/24	CITI	NOK	1,860	177,096	176,258	—	(838)
Expiring 10/02/24	CITI	NOK	1,270	118,425	120,348	1,923	—
Expiring 10/02/24	CITI	NOK	1,250	117,931	118,453	522	—
Expiring 10/02/24	CITI	NOK	970	91,145	91,919	774	—
Expiring 10/02/24	CITI	NOK	510	47,771	48,328	557	—
Expiring 10/02/24	DB	NOK	3,880	357,084	367,678	10,594	—
Expiring 10/02/24	DB	NOK	2,520	239,660	238,801	—	(859)
Expiring 10/02/24	DB	NOK	1,260	119,491	119,401	—	(90)
Expiring 10/02/24	GSI	NOK	2,490	237,112	235,958	—	(1,154)
Expiring 10/02/24	GSI	NOK	1,270	117,263	120,348	3,085	—
Expiring 10/02/24	GSI	NOK	1,250	117,440	118,452	1,012	—
Expiring 10/02/24	HSBC	NOK	1,890	177,506	179,100	1,594	—
Expiring 10/02/24	JPM	NOK	3,780	358,092	358,201	109	—
Expiring 10/02/24	JPM	NOK	1,580	145,074	149,724	4,650	—
Expiring 10/02/24	JPM	NOK	1,201	110,532	113,810	3,278	—
Expiring 10/02/24	MSI	NOK	3,760	360,177	356,306	—	(3,871)
Expiring 10/02/24	MSI	NOK	1,300	120,235	123,191	2,956	—
Expiring 10/02/24	MSI	NOK	1,270	117,286	120,348	3,062	—
Expiring 10/02/24	MSI	NOK	1,250	118,629	118,453	—	(176)
Expiring 10/02/24	RBC	NOK	2,540	235,529	240,696	5,167	—
Expiring 10/02/24	SG	NOK	2,590	238,776	245,434	6,658	—
Expiring 10/02/24	SG	NOK	2,590	238,778	245,434	6,656	—
Expiring 10/02/24	SG	NOK	1,270	117,488	120,348	2,860	—
Expiring 10/02/24	SG	NOK	1,250	118,645	118,453	—	(192)
Expiring 10/02/24	SG	NOK	1,250	117,167	118,453	1,286	—
Expiring 10/02/24	SG	NOK	1,250	118,143	118,453	310	—
Expiring 10/02/24	SSB	NOK	1,260	119,338	119,401	63	—
Expiring 10/02/24	UAG	NOK	698	66,255	66,144	—	(111)
Expiring 11/04/24	MSI	NOK	2,472	233,736	234,331	595	—
Expiring 11/04/24	MSI	NOK	1,218	115,438	115,459	21	—
Expiring 11/04/24	UAG	NOK	10,547	1,001,475	999,793	—	(1,682)
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	1,306	349,946	352,307	2,361	—
Expiring 10/02/24	CITI	PEN	916	247,180	247,100	—	(80)
Expiring 10/02/24	GSI	PEN	140	37,779	37,767	—	(12)
Expiring 10/02/24	SCB	PEN	125	33,731	33,720	—	(11)
Expiring 11/04/24	BOA	PEN	100	26,867	26,962	95	—
Expiring 11/04/24	CITI	PEN	200	53,662	53,923	261	—
Expiring 11/04/24	JPM	PEN	100	26,790	26,962	172	—
Expiring 11/04/24	MSI	PEN	310	83,779	83,581	—	(198)
Philippine Peso,
Expiring 10/02/24	CITI	PHP	2,950	52,395	52,609	214	—
Expiring 10/02/24	MSI	PHP	580	10,359	10,344	—	(15)
Expiring 11/04/24	BARC	PHP	3,530	63,058	62,864	—	(194)
Expiring 12/18/24	HSBC	PHP	157,592	2,793,439	2,806,823	13,384	—
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/02/24	BARC	PLN	990	$255,883	$257,200	$1,317	$—
Expiring 10/02/24	BARC	PLN	845	220,886	219,529	—	(1,357)
Expiring 10/02/24	BARC	PLN	835	215,725	216,932	1,207	—
Expiring 10/02/24	BARC	PLN	825	213,571	214,333	762	—
Expiring 10/02/24	BARC	PLN	460	119,659	119,507	—	(152)
Expiring 10/02/24	BARC	PLN	295	76,790	76,640	—	(150)
Expiring 10/02/24	BARC	PLN	225	58,641	58,454	—	(187)
Expiring 10/02/24	BARC	PLN	185	48,104	48,062	—	(42)
Expiring 10/02/24	GSI	PLN	330	85,121	85,733	612	—
Expiring 10/02/24	GSI	PLN	195	50,396	50,661	265	—
Expiring 10/02/24	MSI	PLN	794	206,928	206,279	—	(649)
Expiring 10/02/24	TD	PLN	230	59,798	59,754	—	(44)
Expiring 10/21/24	BARC	PLN	5,084	1,326,000	1,320,379	—	(5,621)
Expiring 10/21/24	CITI	PLN	2,840	720,642	737,591	16,949	—
Expiring 10/21/24	CITI	PLN	498	126,392	129,365	2,973	—
Expiring 11/04/24	GSI	PLN	140	36,636	36,344	—	(292)
Expiring 11/04/24	MSI	PLN	1,046	272,361	271,491	—	(870)
Romanian Leu,
Expiring 10/02/24	BARC	RON	7	1,567	1,566	—	(1)
Expiring 10/02/24	BNP	RON	508	113,675	113,646	—	(29)
Expiring 10/02/24	CITI	RON	240	53,731	53,691	—	(40)
Expiring 10/02/24	HSBC	RON	254	56,830	56,823	—	(7)
Expiring 10/02/24	SG	RON	400	89,518	89,486	—	(32)
Expiring 11/04/24	BARC	RON	7	1,566	1,566	—	—
Expiring 11/04/24	CITI	RON	240	53,680	53,670	—	(10)
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	30	22,952	23,344	392	—
Expiring 10/02/24	BNP	SGD	105	81,254	81,704	450	—
Expiring 10/02/24	CITI	SGD	80	61,572	62,251	679	—
Expiring 10/02/24	CITI	SGD	59	45,274	45,910	636	—
Expiring 10/02/24	CITI	SGD	30	23,062	23,344	282	—
Expiring 10/02/24	JPM	SGD	700	546,266	544,560	—	(1,706)
Expiring 10/02/24	JPM	SGD	169	129,457	131,504	2,047	—
Expiring 10/02/24	MSI	SGD	133	102,376	103,622	1,246	—
Expiring 10/02/24	MSI	SGD	80	61,638	62,250	612	—
Expiring 11/04/24	BARC	SGD	45	35,207	35,078	—	(129)
Expiring 12/18/24	CITI	SGD	195	150,058	152,331	2,273	—
South African Rand,
Expiring 10/02/24	BOA	ZAR	3,870	216,722	223,954	7,232	—
Expiring 10/02/24	BOA	ZAR	3,730	215,280	215,853	573	—
Expiring 10/02/24	GSI	ZAR	3,470	194,931	200,807	5,876	—
Expiring 10/02/24	HSBC	ZAR	1,938	112,378	112,151	—	(227)
Expiring 10/02/24	JPM	ZAR	374	21,700	21,644	—	(56)
Expiring 10/02/24	MSI	ZAR	32,971	1,920,268	1,908,007	—	(12,261)
Expiring 10/02/24	MSI	ZAR	1,060	58,845	61,341	2,496	—
Expiring 10/02/24	SSB	ZAR	520	29,230	30,092	862	—
Expiring 11/04/24	BNP	ZAR	1,911	110,693	110,270	—	(423)
Expiring 11/04/24	BNP	ZAR	1,420	82,245	81,938	—	(307)
Expiring 11/04/24	HSBC	ZAR	2,244	129,407	129,485	78	—
Expiring 11/04/24	HSBC	ZAR	2,244	129,519	129,485	—	(34)
Expiring 11/04/24	JPM	ZAR	1,911	110,576	110,271	—	(305)
Expiring 12/18/24	MSI	ZAR	19,461	1,094,000	1,118,891	24,891	—
Expiring 12/18/24	TD	ZAR	9,466	523,000	544,260	21,260	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	1,971,180	1,487,908	1,503,849	15,941	—
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/02/24	BARC	KRW	1,710,221	$1,296,015	$1,304,758	$8,743	$—
Expiring 10/02/24	BARC	KRW	78,780	59,109	60,103	994	—
Expiring 10/02/24	CITI	KRW	1,971,180	1,493,771	1,503,849	10,078	—
Expiring 10/02/24	CITI	KRW	1,231,562	929,705	939,580	9,875	—
Expiring 10/02/24	CITI	KRW	480,670	358,923	366,711	7,788	—
Expiring 10/02/24	CITI	KRW	400,570	302,157	305,602	3,445	—
Expiring 10/02/24	CITI	KRW	319,080	239,262	243,432	4,170	—
Expiring 10/02/24	CITI	KRW	159,440	120,569	121,640	1,071	—
Expiring 10/02/24	CITI	KRW	158,880	119,311	121,213	1,902	—
Expiring 10/02/24	CITI	KRW	158,410	118,208	120,854	2,646	—
Expiring 10/02/24	CITI	KRW	158,370	118,434	120,823	2,389	—
Expiring 10/02/24	CITI	KRW	95,690	71,619	73,004	1,385	—
Expiring 10/02/24	CITI	KRW	83,660	62,606	63,826	1,220	—
Expiring 10/02/24	CITI	KRW	79,530	60,126	60,675	549	—
Expiring 10/02/24	DB	KRW	476,640	361,200	363,637	2,437	—
Expiring 10/02/24	GSI	KRW	320,460	241,401	244,485	3,084	—
Expiring 10/02/24	GSI	KRW	158,370	118,339	120,823	2,484	—
Expiring 10/02/24	JPM	KRW	473,740	355,394	361,425	6,031	—
Expiring 10/02/24	JPM	KRW	399,120	300,905	304,496	3,591	—
Expiring 10/02/24	JPM	KRW	315,100	237,811	240,395	2,584	—
Expiring 10/02/24	JPM	KRW	159,350	119,283	121,571	2,288	—
Expiring 10/02/24	JPM	KRW	157,550	118,664	120,198	1,534	—
Expiring 10/02/24	MSI	KRW	320,430	240,329	244,462	4,133	—
Expiring 10/02/24	MSI	KRW	118,460	88,978	90,375	1,397	—
Expiring 10/02/24	MSI	KRW	118,460	88,872	90,375	1,503	—
Expiring 11/04/24	BARC	KRW	1,789,001	1,352,895	1,358,536	5,641	—
Expiring 11/04/24	CITI	KRW	130,410	99,503	99,030	—	(473)
Expiring 11/04/24	CITI	KRW	95,730	72,429	72,695	266	—
Expiring 11/04/24	GSI	KRW	358,970	274,967	272,595	—	(2,372)
Expiring 11/04/24	JPM	KRW	476,890	363,151	362,142	—	(1,009)
Expiring 11/04/24	JPM	KRW	158,080	120,935	120,043	—	(892)
Expiring 12/18/24	CITI	KRW	2,984,846	2,256,000	2,272,224	16,224	—
Expiring 12/18/24	CITI	KRW	1,716,499	1,287,000	1,306,691	19,691	—
Expiring 12/18/24	HSBC	KRW	1,665,141	1,278,000	1,267,594	—	(10,406)
Expiring 12/18/24	MSI	KRW	339,303	255,264	258,296	3,032	—
Swedish Krona,
Expiring 10/02/24	BARC	SEK	2,480	239,393	244,217	4,824	—
Expiring 10/02/24	BARC	SEK	863	83,030	84,984	1,954	—
Expiring 10/02/24	BARC	SEK	312	30,560	30,724	164	—
Expiring 10/02/24	BARC	SEK	89	8,559	8,764	205	—
Expiring 10/02/24	BNP	SEK	3,060	299,589	301,333	1,744	—
Expiring 10/02/24	BNP	SEK	2,450	238,696	241,264	2,568	—
Expiring 10/02/24	BNP	SEK	1,228	120,443	120,927	484	—
Expiring 10/02/24	BNP	SEK	1,220	118,458	120,140	1,682	—
Expiring 10/02/24	BNP	SEK	1,210	117,606	119,154	1,548	—
Expiring 10/02/24	BNP	SEK	1,210	117,895	119,154	1,259	—
Expiring 10/02/24	BNP	SEK	938	91,866	92,370	504	—
Expiring 10/02/24	BNP	SEK	724	71,453	71,296	—	(157)
Expiring 10/02/24	BNP	SEK	696	68,790	68,539	—	(251)
Expiring 10/02/24	BNP	SEK	690	67,696	67,948	252	—
Expiring 10/02/24	BNP	SEK	610	60,287	60,070	—	(217)
Expiring 10/02/24	BNP	SEK	610	60,491	60,069	—	(422)
Expiring 10/02/24	BOA	SEK	2,450	240,697	241,264	567	—
Expiring 10/02/24	BOA	SEK	510	50,039	50,222	183	—
Expiring 10/02/24	CITI	SEK	3,660	359,056	360,418	1,362	—
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	CITI	SEK	3,060	$302,608	$301,333	$—	$(1,275)
Expiring 10/02/24	CITI	SEK	2,965	290,503	291,978	1,475	—
Expiring 10/02/24	CITI	SEK	2,450	240,638	241,263	625	—
Expiring 10/02/24	CITI	SEK	2,450	240,149	241,263	1,114	—
Expiring 10/02/24	CITI	SEK	2,430	239,039	239,294	255	—
Expiring 10/02/24	CITI	SEK	1,220	119,415	120,140	725	—
Expiring 10/02/24	CITI	SEK	695	68,161	68,440	279	—
Expiring 10/02/24	CITI	SEK	610	59,539	60,070	531	—
Expiring 10/02/24	GSI	SEK	1,850	178,527	182,178	3,651	—
Expiring 10/02/24	GSI	SEK	800	78,765	78,779	14	—
Expiring 10/02/24	HSBC	SEK	3,670	360,411	361,403	992	—
Expiring 10/02/24	JPM	SEK	1,788	172,052	176,073	4,021	—
Expiring 10/02/24	JPM	SEK	1,150	111,018	113,246	2,228	—
Expiring 10/02/24	JPM	SEK	1,090	107,192	107,338	146	—
Expiring 10/02/24	JPM	SEK	870	85,887	85,672	—	(215)
Expiring 10/02/24	JPM	SEK	836	80,591	82,325	1,734	—
Expiring 10/02/24	RBC	SEK	2,430	237,361	239,294	1,933	—
Expiring 10/02/24	SSB	SEK	1,830	179,328	180,209	881	—
Expiring 10/02/24	SSB	SEK	610	59,923	60,070	147	—
Expiring 10/02/24	SSB	SEK	180	17,581	17,725	144	—
Expiring 10/02/24	UAG	SEK	30,424	3,006,740	2,995,996	—	(10,744)
Expiring 10/02/24	UAG	SEK	2,450	240,799	241,263	464	—
Expiring 10/02/24	UAG	SEK	2,440	239,650	240,279	629	—
Expiring 10/02/24	UAG	SEK	1,210	118,824	119,154	330	—
Expiring 11/04/24	CITI	SEK	1,820	181,417	179,522	—	(1,895)
Expiring 11/04/24	DB	SEK	1,210	120,490	119,352	—	(1,138)
Expiring 11/04/24	DB	SEK	1,210	119,488	119,352	—	(136)
Expiring 11/04/24	GSI	SEK	1,210	119,341	119,352	11	—
Expiring 11/04/24	RBC	SEK	1,210	120,576	119,352	—	(1,224)
Expiring 11/04/24	UAG	SEK	2,420	240,034	238,705	—	(1,329)
Expiring 11/04/24	UAG	SEK	1,820	180,644	179,522	—	(1,122)
Expiring 11/04/24	UAG	SEK	168	16,629	16,571	—	(58)
Swiss Franc,
Expiring 10/02/24	BARC	CHF	460	543,444	543,635	191	—
Expiring 10/02/24	BARC	CHF	459	543,755	542,454	—	(1,301)
Expiring 10/02/24	BARC	CHF	305	359,620	360,454	834	—
Expiring 10/02/24	BARC	CHF	250	295,168	295,454	286	—
Expiring 10/02/24	BARC	CHF	205	241,719	242,273	554	—
Expiring 10/02/24	BARC	CHF	200	236,513	236,363	—	(150)
Expiring 10/02/24	BARC	CHF	153	180,654	180,818	164	—
Expiring 10/02/24	BNP	CHF	255	300,622	301,363	741	—
Expiring 10/02/24	BNP	CHF	255	299,635	301,363	1,728	—
Expiring 10/02/24	BNP	CHF	250	295,468	295,454	—	(14)
Expiring 10/02/24	BNP	CHF	205	242,417	242,273	—	(144)
Expiring 10/02/24	BNP	CHF	205	242,492	242,272	—	(220)
Expiring 10/02/24	BNP	CHF	205	242,720	242,272	—	(448)
Expiring 10/02/24	BNP	CHF	200	236,425	236,363	—	(62)
Expiring 10/02/24	BNP	CHF	50	59,060	59,091	31	—
Expiring 10/02/24	CITI	CHF	505	596,412	596,817	405	—
Expiring 10/02/24	CITI	CHF	305	358,626	360,454	1,828	—
Expiring 10/02/24	CITI	CHF	300	354,518	354,545	27	—
Expiring 10/02/24	CITI	CHF	255	301,725	301,363	—	(362)
Expiring 10/02/24	CITI	CHF	225	267,997	265,908	—	(2,089)
Expiring 10/02/24	CITI	CHF	205	241,729	242,272	543	—
Expiring 10/02/24	CITI	CHF	153	180,109	180,818	709	—
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	CITI	CHF	100	$118,201	$118,182	$—	$(19)
Expiring 10/02/24	CITI	CHF	50	59,196	59,091	—	(105)
Expiring 10/02/24	DB	CHF	255	301,388	301,363	—	(25)
Expiring 10/02/24	DB	CHF	152	178,922	179,636	714	—
Expiring 10/02/24	DB	CHF	50	58,992	59,091	99	—
Expiring 10/02/24	GSI	CHF	305	362,046	360,454	—	(1,592)
Expiring 10/02/24	GSI	CHF	250	295,776	295,454	—	(322)
Expiring 10/02/24	HSBC	CHF	305	359,202	360,454	1,252	—
Expiring 10/02/24	HSBC	CHF	305	363,383	360,454	—	(2,929)
Expiring 10/02/24	HSBC	CHF	250	295,431	295,454	23	—
Expiring 10/02/24	HSBC	CHF	200	237,055	236,363	—	(692)
Expiring 10/02/24	HSBC	CHF	153	181,322	180,818	—	(504)
Expiring 10/02/24	HSBC	CHF	50	59,525	59,091	—	(434)
Expiring 10/02/24	JPM	CHF	155	177,052	183,182	6,130	—
Expiring 10/02/24	MSI	CHF	1,913	2,267,367	2,260,814	—	(6,553)
Expiring 10/02/24	MSI	CHF	50	59,184	59,090	—	(94)
Expiring 10/02/24	MSI	CHF	50	59,138	59,091	—	(47)
Expiring 10/02/24	RBC	CHF	510	602,238	602,726	488	—
Expiring 10/02/24	RBC	CHF	505	595,793	596,817	1,024	—
Expiring 10/02/24	RBC	CHF	505	596,214	596,818	604	—
Expiring 10/02/24	RBC	CHF	255	299,220	301,364	2,144	—
Expiring 10/02/24	RBC	CHF	255	299,150	301,363	2,213	—
Expiring 10/02/24	RBC	CHF	255	300,745	301,363	618	—
Expiring 10/02/24	RBC	CHF	255	301,814	301,363	—	(451)
Expiring 10/02/24	RBC	CHF	250	295,767	295,454	—	(313)
Expiring 10/02/24	RBC	CHF	200	237,943	236,363	—	(1,580)
Expiring 10/02/24	RBC	CHF	200	238,339	236,363	—	(1,976)
Expiring 10/02/24	RBC	CHF	100	118,118	118,182	64	—
Expiring 10/02/24	SG	CHF	255	301,759	301,363	—	(396)
Expiring 10/02/24	SG	CHF	205	241,586	242,273	687	—
Expiring 10/02/24	SSB	CHF	500	590,999	590,908	—	(91)
Expiring 10/02/24	SSB	CHF	305	360,932	360,454	—	(478)
Expiring 10/02/24	SSB	CHF	50	59,081	59,091	10	—
Expiring 10/02/24	SSB	CHF	50	59,134	59,091	—	(43)
Expiring 10/02/24	TD	CHF	250	295,332	295,454	122	—
Expiring 10/21/24	HSBC	CHF	156	176,183	184,594	8,411	—
Expiring 11/04/24	GSI	CHF	50	59,643	59,324	—	(319)
Expiring 11/04/24	RBC	CHF	205	244,345	243,226	—	(1,119)
Thai Baht,
Expiring 10/02/24	BARC	THB	3,030	89,170	94,178	5,008	—
Expiring 10/02/24	BARC	THB	2,730	81,081	84,853	3,772	—
Expiring 10/02/24	BARC	THB	2,130	62,430	66,205	3,775	—
Expiring 10/02/24	BARC	THB	2,120	62,491	65,894	3,403	—
Expiring 10/02/24	BARC	THB	2,030	60,615	63,096	2,481	—
Expiring 10/02/24	BARC	THB	1,750	51,583	54,393	2,810	—
Expiring 10/02/24	BARC	THB	1,210	36,329	37,609	1,280	—
Expiring 10/02/24	GSI	THB	2,510	74,140	78,016	3,876	—
Expiring 10/02/24	GSI	THB	1,420	42,287	44,136	1,849	—
Expiring 10/02/24	MSI	THB	8,607	266,892	267,521	629	—
Expiring 10/02/24	MSI	THB	610	18,401	18,960	559	—
Expiring 10/02/24	UAG	THB	2,650	79,172	82,367	3,195	—
Expiring 11/04/24	CITI	THB	600	18,603	18,692	89	—
Expiring 11/04/24	HSBC	THB	1,180	36,405	36,762	357	—
Expiring 11/04/24	MSI	THB	1,210	37,596	37,696	100	—
Expiring 12/18/24	CITI	THB	37,253	1,127,000	1,163,789	36,789	—
A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/24	CITI	THB	16,886	$522,000	$527,511	$5,511	$—
Expiring 12/18/24	HSBC	THB	41,974	1,305,000	1,311,275	6,275	—
Expiring 12/18/24	JPM	THB	37,442	1,139,000	1,169,706	30,706	—
Expiring 12/18/24	JPM	THB	27,699	838,849	865,315	26,466	—
Expiring 12/18/24	SSB	THB	1,947	58,079	60,837	2,758	—
Turkish Lira,
Expiring 10/02/24	BARC	TRY	1,693	47,831	49,408	1,577	—
Expiring 10/02/24	BARC	TRY	1,692	47,890	49,379	1,489	—
Expiring 10/02/24	BARC	TRY	1,690	47,752	49,320	1,568	—
Expiring 10/02/24	HSBC	TRY	33,192	938,000	968,649	30,649	—
Expiring 10/02/24	JPM	TRY	1,920	55,616	56,033	417	—
Expiring 10/09/24	CITI	TRY	41,471	1,162,838	1,201,584	38,746	—
Expiring 10/09/24	HSBC	TRY	46,380	1,302,890	1,343,792	40,902	—
Expiring 10/23/24	BOA	TRY	75,767	2,148,205	2,161,390	13,185	—
Expiring 10/30/24	BARC	TRY	32,814	927,545	927,902	357	—
Expiring 11/04/24	BARC	TRY	2,337	66,017	65,790	—	(227)
Expiring 11/04/24	BARC	TRY	2,329	65,733	65,565	—	(168)
Expiring 11/04/24	BARC	TRY	2,329	65,733	65,565	—	(168)
Expiring 11/05/24	HSBC	TRY	34,413	969,791	967,704	—	(2,087)
Expiring 12/18/24	BARC	TRY	39,247	1,012,198	1,053,912	41,714	—
Expiring 12/18/24	BARC	TRY	29,565	763,277	793,912	30,635	—
				$428,002,997	$429,621,471	2,316,150	(697,676)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	10,595	$7,179,130	$7,325,093	$—	$(145,963)
Expiring 10/02/24	BARC	AUD	3,706	2,560,186	2,561,937	—	(1,751)
Expiring 10/02/24	BARC	AUD	435	300,029	300,747	—	(718)
Expiring 10/02/24	BARC	AUD	175	119,509	120,990	—	(1,481)
Expiring 10/02/24	BARC	AUD	90	59,877	62,224	—	(2,347)
Expiring 10/02/24	BARC	AUD	90	60,484	62,224	—	(1,740)
Expiring 10/02/24	BARC	AUD	90	59,874	62,224	—	(2,350)
Expiring 10/02/24	BNP	AUD	980	660,981	677,545	—	(16,564)
Expiring 10/02/24	BNP	AUD	844	568,531	583,519	—	(14,988)
Expiring 10/02/24	BNP	AUD	525	361,550	362,971	—	(1,421)
Expiring 10/02/24	BNP	AUD	324	221,500	223,823	—	(2,323)
Expiring 10/02/24	BNP	AUD	265	179,064	183,214	—	(4,150)
Expiring 10/02/24	BNP	AUD	180	120,930	124,447	—	(3,517)
Expiring 10/02/24	BNP	AUD	165	112,132	114,077	—	(1,945)
Expiring 10/02/24	BNP	AUD	90	60,171	62,224	—	(2,053)
Expiring 10/02/24	CITI	AUD	1,383	923,045	956,168	—	(33,123)
Expiring 10/02/24	CITI	AUD	535	356,564	369,884	—	(13,320)
Expiring 10/02/24	CITI	AUD	525	361,224	362,971	—	(1,747)
Expiring 10/02/24	CITI	AUD	350	238,124	241,980	—	(3,856)
Expiring 10/02/24	CITI	AUD	265	178,549	183,214	—	(4,665)
Expiring 10/02/24	CITI	AUD	175	120,240	120,991	—	(751)
Expiring 10/02/24	CITI	AUD	175	118,719	120,991	—	(2,272)
Expiring 10/02/24	CITI	AUD	90	60,545	62,223	—	(1,678)
Expiring 10/02/24	DB	AUD	450	299,196	311,118	—	(11,922)
Expiring 10/02/24	DB	AUD	360	240,290	248,894	—	(8,604)
Expiring 10/02/24	DB	AUD	180	120,264	124,447	—	(4,183)
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	GSI	AUD	687	$465,831	$474,973	$—	$(9,142)
Expiring 10/02/24	GSI	AUD	180	121,082	124,447	—	(3,365)
Expiring 10/02/24	GSI	AUD	180	122,576	124,447	—	(1,871)
Expiring 10/02/24	GSI	AUD	90	60,967	62,224	—	(1,257)
Expiring 10/02/24	GSI	AUD	66	45,344	45,631	—	(287)
Expiring 10/02/24	GSI	AUD	66	45,359	45,630	—	(271)
Expiring 10/02/24	GSI	AUD	66	45,380	45,631	—	(251)
Expiring 10/02/24	HSBC	AUD	535	361,253	369,884	—	(8,631)
Expiring 10/02/24	HSBC	AUD	265	179,111	183,214	—	(4,103)
Expiring 10/02/24	HSBC	AUD	90	60,465	62,224	—	(1,759)
Expiring 10/02/24	JPM	AUD	525	354,161	362,970	—	(8,809)
Expiring 10/02/24	JPM	AUD	270	181,577	186,671	—	(5,094)
Expiring 10/02/24	JPM	AUD	180	121,386	124,447	—	(3,061)
Expiring 10/02/24	MSI	AUD	540	358,210	373,341	—	(15,131)
Expiring 10/02/24	MSI	AUD	530	357,245	366,427	—	(9,182)
Expiring 10/02/24	MSI	AUD	350	238,290	241,981	—	(3,691)
Expiring 10/02/24	RBC	AUD	540	361,567	373,341	—	(11,774)
Expiring 10/02/24	RBC	AUD	530	363,191	366,427	—	(3,236)
Expiring 10/02/24	RBC	AUD	525	360,667	362,970	—	(2,303)
Expiring 10/02/24	RBC	AUD	450	299,148	311,118	—	(11,970)
Expiring 10/02/24	RBC	AUD	450	301,392	311,118	—	(9,726)
Expiring 10/02/24	RBC	AUD	265	179,071	183,214	—	(4,143)
Expiring 10/02/24	RBC	AUD	175	119,835	120,990	—	(1,155)
Expiring 10/02/24	SCB	AUD	445	302,204	307,661	—	(5,457)
Expiring 10/02/24	SCB	AUD	70	46,939	48,397	—	(1,458)
Expiring 10/02/24	SSB	AUD	445	302,061	307,661	—	(5,600)
Expiring 10/02/24	SSB	AUD	180	121,646	124,447	—	(2,801)
Expiring 10/02/24	SSB	AUD	180	121,523	124,448	—	(2,925)
Expiring 10/02/24	SSB	AUD	180	120,972	124,447	—	(3,475)
Expiring 10/02/24	SSB	AUD	180	121,437	124,447	—	(3,010)
Expiring 10/02/24	SSB	AUD	175	120,226	120,991	—	(765)
Expiring 10/02/24	SSB	AUD	175	117,816	120,991	—	(3,175)
Expiring 10/02/24	SSB	AUD	175	119,800	120,990	—	(1,190)
Expiring 10/02/24	SSB	AUD	175	118,802	120,990	—	(2,188)
Expiring 10/02/24	SSB	AUD	90	60,792	62,223	—	(1,431)
Expiring 10/02/24	SSB	AUD	90	60,577	62,224	—	(1,647)
Expiring 10/02/24	SSB	AUD	90	59,757	62,224	—	(2,467)
Expiring 10/02/24	SSB	AUD	90	60,688	62,224	—	(1,536)
Expiring 10/02/24	SSB	AUD	90	59,935	62,224	—	(2,289)
Expiring 10/02/24	SSB	AUD	90	60,486	62,224	—	(1,738)
Expiring 10/02/24	SSB	AUD	90	60,588	62,223	—	(1,635)
Expiring 10/02/24	SSB	AUD	85	57,528	58,767	—	(1,239)
Expiring 10/02/24	SSB	AUD	85	57,257	58,767	—	(1,510)
Expiring 10/02/24	SSB	AUD	85	57,106	58,766	—	(1,660)
Expiring 10/02/24	TD	AUD	180	120,078	124,447	—	(4,369)
Expiring 10/02/24	TD	AUD	175	120,444	120,990	—	(546)
Expiring 10/02/24	UAG	AUD	350	236,677	241,980	—	(5,303)
Expiring 10/02/24	UAG	AUD	255	172,686	176,300	—	(3,614)
Expiring 10/02/24	WBC	AUD	265	178,517	183,213	—	(4,696)
Expiring 10/02/24	WBC	AUD	90	60,429	62,224	—	(1,795)
Expiring 10/21/24	MSI	AUD	1,532	1,035,080	1,059,255	—	(24,175)
Expiring 11/01/24	GSI	AUD	66	45,363	45,653	—	(290)
Expiring 11/01/24	GSI	AUD	66	45,397	45,653	—	(256)
Expiring 11/01/24	GSI	AUD	66	45,516	45,653	—	(137)
Expiring 11/01/24	MSI	AUD	259	178,275	179,154	—	(879)
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/04/24	BARC	AUD	12,959	$8,957,909	$8,964,081	$—	$(6,172)
Expiring 11/04/24	BNP	AUD	153	105,184	105,834	—	(650)
Expiring 11/04/24	CBA	AUD	345	239,078	238,645	433	—
Expiring 11/04/24	CITI	AUD	350	241,818	242,104	—	(286)
Expiring 11/04/24	CITI	AUD	175	121,340	121,052	288	—
Expiring 11/04/24	JPM	AUD	62	42,651	42,887	—	(236)
Expiring 11/04/24	JPM	AUD	31	21,295	21,443	—	(148)
Expiring 11/04/24	RBC	AUD	520	360,029	359,698	331	—
Expiring 11/04/24	RBC	AUD	369	253,633	255,247	—	(1,614)
Expiring 11/04/24	RBC	AUD	175	120,619	121,052	—	(433)
Expiring 11/04/24	WBC	AUD	175	121,412	121,052	360	—
Brazilian Real,
Expiring 10/02/24	BARC	BRL	655	116,331	120,204	—	(3,873)
Expiring 10/02/24	BARC	BRL	515	94,528	94,511	17	—
Expiring 10/02/24	BARC	BRL	30	5,350	5,505	—	(155)
Expiring 10/02/24	BNP	BRL	1,195	218,636	219,303	—	(667)
Expiring 10/02/24	BOA	BRL	340	62,407	62,396	11	—
Expiring 10/02/24	CITI	BRL	1,050	193,370	192,693	677	—
Expiring 10/02/24	DB	BRL	625	111,091	114,698	—	(3,607)
Expiring 10/02/24	GSI	BRL	22,313	4,025,734	4,094,748	—	(69,014)
Expiring 10/02/24	GSI	BRL	810	148,676	148,649	27	—
Expiring 10/02/24	GSI	BRL	370	65,377	67,902	—	(2,525)
Expiring 10/02/24	JPM	BRL	345	63,325	63,314	11	—
Expiring 10/02/24	MSI	BRL	200	36,710	36,703	7	—
British Pound,
Expiring 10/02/24	BARC	GBP	6,971	9,208,314	9,319,874	—	(111,560)
Expiring 10/02/24	BARC	GBP	182	241,260	243,325	—	(2,065)
Expiring 10/02/24	BARC	GBP	2	2,673	2,674	—	(1)
Expiring 10/02/24	BNP	GBP	272	356,017	363,651	—	(7,634)
Expiring 10/02/24	BNP	GBP	182	240,461	243,324	—	(2,863)
Expiring 10/02/24	BNP	GBP	137	180,777	183,162	—	(2,385)
Expiring 10/02/24	BNP	GBP	131	171,519	175,140	—	(3,621)
Expiring 10/02/24	BNP	GBP	131	171,365	175,141	—	(3,776)
Expiring 10/02/24	BNP	GBP	130	170,069	173,803	—	(3,734)
Expiring 10/02/24	BNP	GBP	101	132,563	135,032	—	(2,469)
Expiring 10/02/24	BNP	GBP	91	119,510	121,662	—	(2,152)
Expiring 10/02/24	BNP	GBP	90	118,423	120,325	—	(1,902)
Expiring 10/02/24	BNP	GBP	45	59,217	60,162	—	(945)
Expiring 10/02/24	BNYM	GBP	139	182,846	186,174	—	(3,328)
Expiring 10/02/24	BOA	GBP	5,477	7,329,869	7,322,472	7,397	—
Expiring 10/02/24	BOA	GBP	137	181,117	183,163	—	(2,046)
Expiring 10/02/24	CIBC	GBP	402	529,158	537,454	—	(8,296)
Expiring 10/02/24	CITI	GBP	544	724,060	727,300	—	(3,240)
Expiring 10/02/24	CITI	GBP	412	541,593	550,824	—	(9,231)
Expiring 10/02/24	CITI	GBP	180	237,463	240,651	—	(3,188)
Expiring 10/02/24	CITI	GBP	139	177,549	185,836	—	(8,287)
Expiring 10/02/24	CITI	GBP	135	178,524	180,488	—	(1,964)
Expiring 10/02/24	CITI	GBP	90	120,226	120,325	—	(99)
Expiring 10/02/24	CITI	GBP	90	118,481	120,325	—	(1,844)
Expiring 10/02/24	GSI	GBP	159	210,389	212,575	—	(2,186)
Expiring 10/02/24	GSI	GBP	45	58,857	60,163	—	(1,306)
Expiring 10/02/24	GSI	GBP	34	45,441	45,456	—	(15)
Expiring 10/02/24	GSI	GBP	34	45,420	45,456	—	(36)
Expiring 10/02/24	GSI	GBP	34	45,454	45,456	—	(2)
Expiring 10/02/24	HSBC	GBP	273	360,375	364,988	—	(4,613)
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	HSBC	GBP	270	$361,401	$360,976	$425	$—
Expiring 10/02/24	HSBC	GBP	75	99,017	100,272	—	(1,255)
Expiring 10/02/24	JPM	GBP	152	202,649	203,216	—	(567)
Expiring 10/02/24	JPM	GBP	46	60,032	61,500	—	(1,468)
Expiring 10/02/24	MSI	GBP	1,086	1,433,674	1,451,807	—	(18,133)
Expiring 10/02/24	MSI	GBP	270	355,307	360,977	—	(5,670)
Expiring 10/02/24	MSI	GBP	137	181,322	183,162	—	(1,840)
Expiring 10/02/24	RBC	GBP	388	512,683	518,736	—	(6,053)
Expiring 10/02/24	RBC	GBP	229	298,732	306,162	—	(7,430)
Expiring 10/02/24	RBC	GBP	131	171,533	175,140	—	(3,607)
Expiring 10/02/24	SCB	GBP	56	73,493	74,869	—	(1,376)
Expiring 10/02/24	SSB	GBP	357	467,351	477,103	—	(9,752)
Expiring 10/02/24	TD	GBP	46	60,000	61,499	—	(1,499)
Expiring 10/02/24	UAG	GBP	269	354,189	359,639	—	(5,450)
Expiring 10/02/24	UAG	GBP	229	298,936	306,162	—	(7,226)
Expiring 10/02/24	UAG	GBP	181	241,567	241,987	—	(420)
Expiring 10/02/24	UAG	GBP	90	118,643	120,325	—	(1,682)
Expiring 10/21/24	TD	GBP	8,085	10,493,676	10,808,486	—	(314,810)
Expiring 10/21/24	TD	GBP	681	883,358	909,859	—	(26,501)
Expiring 11/01/24	GSI	GBP	34	45,463	45,456	7	—
Expiring 11/01/24	GSI	GBP	34	45,616	45,456	160	—
Expiring 11/01/24	GSI	GBP	34	45,531	45,456	75	—
Expiring 11/01/24	MSI	GBP	132	176,700	176,474	226	—
Expiring 11/04/24	BOA	GBP	6,657	8,908,697	8,899,848	8,849	—
Expiring 11/04/24	JPM	GBP	179	239,853	239,308	545	—
Expiring 11/05/24	HSBC	GBP	1,582	2,117,691	2,115,024	2,667	—
Canadian Dollar,
Expiring 10/01/24	SSB	CAD	2,777	2,042,896	2,053,354	—	(10,458)
Expiring 10/02/24	BARC	CAD	480	356,541	354,927	1,614	—
Expiring 10/02/24	BARC	CAD	146	107,468	107,957	—	(489)
Expiring 10/02/24	BARC	CAD	125	92,361	92,429	—	(68)
Expiring 10/02/24	BNP	CAD	684	507,672	505,770	1,902	—
Expiring 10/02/24	BNP	CAD	480	355,357	354,926	431	—
Expiring 10/02/24	BNP	CAD	405	297,626	299,469	—	(1,843)
Expiring 10/02/24	BNP	CAD	325	239,723	240,315	—	(592)
Expiring 10/02/24	BNP	CAD	265	194,914	195,949	—	(1,035)
Expiring 10/02/24	BNP	CAD	10	7,696	7,725	—	(29)
Expiring 10/02/24	CIBC	CAD	219	161,025	161,935	—	(910)
Expiring 10/02/24	CITI	CAD	160	118,805	118,309	496	—
Expiring 10/02/24	CITI	CAD	120	89,238	88,732	506	—
Expiring 10/02/24	CITI	CAD	5	3,701	3,697	4	—
Expiring 10/02/24	DB	CAD	692	512,739	511,686	1,053	—
Expiring 10/02/24	DB	CAD	325	239,758	240,315	—	(557)
Expiring 10/02/24	HSBC	CAD	7,281	5,382,921	5,383,743	—	(822)
Expiring 10/02/24	HSBC	CAD	485	358,207	358,624	—	(417)
Expiring 10/02/24	HSBC	CAD	405	297,894	299,469	—	(1,575)
Expiring 10/02/24	JPM	CAD	480	355,816	354,926	890	—
Expiring 10/02/24	MSI	CAD	320	237,554	236,618	936	—
Expiring 10/02/24	RBC	CAD	410	301,639	303,167	—	(1,528)
Expiring 10/02/24	RBC	CAD	405	297,989	299,469	—	(1,480)
Expiring 10/02/24	RBC	CAD	325	241,911	240,315	1,596	—
Expiring 10/02/24	SCB	CAD	10	7,365	7,394	—	(29)
Expiring 10/02/24	SG	CAD	325	239,241	240,314	—	(1,073)
Expiring 10/02/24	SG	CAD	80	58,801	59,155	—	(354)
Expiring 10/02/24	SSB	CAD	8,647	6,427,314	6,393,849	33,465	—
A65

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/02/24	SSB	CAD	80	$58,868	$59,154	$—	$(286)
Expiring 10/02/24	TD	CAD	405	297,578	299,470	—	(1,892)
Expiring 10/02/24	TD	CAD	325	240,661	240,315	346	—
Expiring 10/02/24	UAG	CAD	470	345,502	347,532	—	(2,030)
Expiring 10/21/24	HSBC	CAD	1,683	1,233,222	1,244,969	—	(11,747)
Expiring 10/21/24	HSBC	CAD	198	144,215	146,302	—	(2,087)
Expiring 11/04/24	BNP	CAD	325	240,652	240,507	145	—
Expiring 11/04/24	HSBC	CAD	8,477	6,272,267	6,273,168	—	(901)
Expiring 11/04/24	SSB	CAD	115	85,195	85,103	92	—
Expiring 11/04/24	TD	CAD	80	59,236	59,201	35	—
Chilean Peso,
Expiring 10/02/24	BOA	CLP	43,140	48,057	47,970	87	—
Expiring 10/02/24	CITI	CLP	110,800	119,592	123,204	—	(3,612)
Expiring 10/02/24	CITI	CLP	31,951	35,593	35,528	65	—
Expiring 10/02/24	CITI	CLP	6,329	7,040	7,038	2	—
Expiring 10/02/24	GSI	CLP	100,660	112,134	111,930	204	—
Expiring 10/02/24	GSI	CLP	25,900	28,537	28,800	—	(263)
Expiring 10/02/24	GSI	CLP	16,100	17,586	17,902	—	(316)
Expiring 10/02/24	JPM	CLP	25,100	27,120	27,910	—	(790)
Expiring 10/02/24	JPM	CLP	16,500	18,381	18,348	33	—
Expiring 10/02/24	MSI	CLP	209,120	230,560	232,532	—	(1,972)
Expiring 10/02/24	MSI	CLP	21,200	22,698	23,573	—	(875)
Expiring 11/04/24	BOA	CLP	223,440	247,716	248,392	—	(676)
Expiring 11/04/24	BOA	CLP	67,830	75,125	75,405	—	(280)
Expiring 11/04/24	MSI	CLP	39,900	44,215	44,355	—	(140)
Expiring 11/04/24	SCB	CLP	35,910	39,767	39,920	—	(153)
Expiring 11/04/24	SCB	CLP	31,920	35,359	35,485	—	(126)
Expiring 12/18/24	TD	CLP	1,057,519	1,160,000	1,175,220	—	(15,220)
Chinese Renminbi,
Expiring 10/08/24	CA	CNH	1,880	264,410	268,472	—	(4,062)
Expiring 10/08/24	CA	CNH	669	94,086	95,536	—	(1,450)
Expiring 10/08/24	JPM	CNH	2,279	321,970	325,450	—	(3,480)
Expiring 10/08/24	JPM	CNH	1,253	176,138	178,933	—	(2,795)
Expiring 10/08/24	JPM	CNH	1,031	145,906	147,231	—	(1,325)
Expiring 10/08/24	JPM	CNH	850	119,991	121,383	—	(1,392)
Expiring 10/08/24	JPM	CNH	702	99,134	100,249	—	(1,115)
Expiring 10/08/24	JPM	CNH	423	59,841	60,406	—	(565)
Expiring 10/08/24	JPM	CNH	422	59,629	60,263	—	(634)
Expiring 10/08/24	JPM	CNH	419	59,064	59,835	—	(771)
Expiring 10/08/24	SSB	CNH	2,548	358,363	363,864	—	(5,501)
Expiring 10/08/24	SSB	CNH	1,887	265,857	269,471	—	(3,614)
Expiring 10/08/24	UAG	CNH	10,476	1,473,874	1,496,014	—	(22,140)
Expiring 10/08/24	UAG	CNH	7,557	1,043,799	1,079,169	—	(35,370)
Expiring 11/04/24	JPM	CNH	17,068	2,451,101	2,443,287	7,814	—
Expiring 11/12/24	MSI	CNH	95,065	13,347,926	13,616,712	—	(268,786)
Expiring 11/12/24	MSI	CNH	12,519	1,757,000	1,793,110	—	(36,110)
Expiring 11/12/24	MSI	CNH	12,400	1,741,000	1,776,108	—	(35,108)
Expiring 12/18/24	MSI	CNH	48,377	6,847,499	6,948,275	—	(100,776)
Expiring 05/22/25	JPM	CNH	809	114,489	117,243	—	(2,754)
Expiring 06/20/25	CITI	CNH	833	117,339	120,888	—	(3,549)
Colombian Peso,
Expiring 10/02/24	BARC	COP	184,124	44,067	43,764	303	—
Expiring 10/02/24	BNP	COP	483,722	115,778	114,974	804	—
Expiring 10/02/24	BNP	COP	357,739	85,618	85,030	588	—
Expiring 10/02/24	BOA	COP	56,251	13,463	13,371	92	—
A66

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/02/24	CITI	COP	1,451,165	$347,751	$344,924	$2,827	$—
Expiring 10/02/24	CITI	COP	850,189	210,393	202,079	8,314	—
Expiring 10/02/24	CITI	COP	538,933	128,984	128,098	886	—
Expiring 10/02/24	CITI	COP	366,600	88,295	87,137	1,158	—
Expiring 10/02/24	CITI	COP	364,366	89,745	86,605	3,140	—
Expiring 10/02/24	GSI	COP	420,000	103,796	99,829	3,967	—
Expiring 10/02/24	JPM	COP	144,900	34,327	34,441	—	(114)
Expiring 10/02/24	JPM	COP	97,300	23,262	23,127	135	—
Expiring 10/02/24	MSI	COP	99,300	23,609	23,602	7	—
Expiring 11/01/24	BNP	COP	357,739	85,278	84,683	595	—
Expiring 11/01/24	CITI	COP	1,073,216	256,150	254,050	2,100	—
Expiring 12/18/24	BARC	COP	2,221,630	524,000	522,951	1,049	—
Expiring 12/18/24	DB	COP	3,085,451	721,650	726,287	—	(4,637)
Expiring 12/18/24	DB	COP	2,985,898	693,350	702,853	—	(9,503)
Expiring 12/18/24	GSI	COP	4,729,402	1,123,000	1,113,258	9,742	—
Expiring 12/18/24	GSI	COP	3,455,433	816,810	813,377	3,433	—
Czech Koruna,
Expiring 10/02/24	BARC	CZK	4,900	216,084	216,346	—	(262)
Expiring 10/02/24	BARC	CZK	4,840	214,453	213,697	756	—
Expiring 10/02/24	BARC	CZK	2,350	104,227	103,758	469	—
Expiring 10/02/24	BARC	CZK	1,320	58,927	58,281	646	—
Expiring 10/02/24	BNP	CZK	3,614	160,594	159,567	1,027	—
Expiring 10/02/24	BNP	CZK	550	24,581	24,283	298	—
Expiring 10/02/24	GSI	CZK	560	24,676	24,725	—	(49)
Expiring 10/02/24	JPM	CZK	540	23,737	23,842	—	(105)
Expiring 10/02/24	JPM	CZK	400	17,763	17,660	103	—
Expiring 10/02/24	MSI	CZK	530	23,652	23,400	252	—
Expiring 10/02/24	RBC	CZK	800	35,365	35,322	43	—
Expiring 10/02/24	RBC	CZK	270	12,076	11,921	155	—
Expiring 10/02/24	SSB	CZK	2,710	120,799	119,653	1,146	—
Expiring 10/02/24	SSB	CZK	420	18,548	18,544	4	—
Expiring 10/21/24	HSBC	CZK	24,274	1,071,000	1,072,167	—	(1,167)
Expiring 10/21/24	MSI	CZK	132,543	5,708,141	5,854,442	—	(146,301)
Expiring 11/04/24	BNP	CZK	11,644	516,013	514,466	1,547	—
Expiring 11/04/24	RBC	CZK	1,080	47,687	47,717	—	(30)
Danish Krone,
Expiring 10/02/24	BARC	DKK	1,183	177,232	176,675	557	—
Expiring 11/04/24	CITI	DKK	1,183	176,952	176,997	—	(45)
Euro,
Expiring 10/02/24	BARC	EUR	536	594,220	596,694	—	(2,474)
Expiring 10/02/24	BARC	EUR	271	298,655	301,687	—	(3,032)
Expiring 10/02/24	BARC	EUR	270	300,516	300,574	—	(58)
Expiring 10/02/24	BARC	EUR	269	301,137	299,461	1,676	—
Expiring 10/02/24	BARC	EUR	269	299,482	299,461	21	—
Expiring 10/02/24	BARC	EUR	266	297,690	296,121	1,569	—
Expiring 10/02/24	BARC	EUR	205	227,484	228,213	—	(729)
Expiring 10/02/24	BARC	EUR	54	60,081	60,115	—	(34)
Expiring 10/02/24	BNP	EUR	558	622,623	621,186	1,437	—
Expiring 10/02/24	BNP	EUR	419	466,751	466,782	—	(31)
Expiring 10/02/24	BNP	EUR	380	421,698	423,554	—	(1,856)
Expiring 10/02/24	BNP	EUR	326	359,181	362,916	—	(3,735)
Expiring 10/02/24	BNP	EUR	324	360,412	360,688	—	(276)
Expiring 10/02/24	BNP	EUR	323	360,202	359,575	627	—
Expiring 10/02/24	BNP	EUR	323	359,507	359,575	—	(68)
Expiring 10/02/24	BNP	EUR	322	355,831	358,462	—	(2,631)
A67

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	BNP	EUR	273	$305,402	$303,914	$1,488	$—
Expiring 10/02/24	BNP	EUR	271	298,800	301,687	—	(2,887)
Expiring 10/02/24	BNP	EUR	270	300,479	300,574	—	(95)
Expiring 10/02/24	BNP	EUR	268	297,106	298,347	—	(1,241)
Expiring 10/02/24	BNP	EUR	153	169,072	170,326	—	(1,254)
Expiring 10/02/24	BNP	EUR	149	166,009	165,872	137	—
Expiring 10/02/24	BNP	EUR	132	145,889	146,947	—	(1,058)
Expiring 10/02/24	BNP	EUR	113	125,176	125,796	—	(620)
Expiring 10/02/24	BNP	EUR	107	118,792	119,116	—	(324)
Expiring 10/02/24	BNP	EUR	49	54,524	54,549	—	(25)
Expiring 10/02/24	BNP	EUR	14	15,515	15,585	—	(70)
Expiring 10/02/24	BOA	EUR	181	199,677	201,495	—	(1,818)
Expiring 10/02/24	BOA	EUR	179	197,419	199,269	—	(1,850)
Expiring 10/02/24	CITI	EUR	1,073	1,189,021	1,194,502	—	(5,481)
Expiring 10/02/24	CITI	EUR	542	597,707	603,374	—	(5,667)
Expiring 10/02/24	CITI	EUR	539	600,295	600,035	260	—
Expiring 10/02/24	CITI	EUR	537	595,388	597,809	—	(2,421)
Expiring 10/02/24	CITI	EUR	370	410,615	411,898	—	(1,283)
Expiring 10/02/24	CITI	EUR	326	359,842	362,916	—	(3,074)
Expiring 10/02/24	CITI	EUR	323	360,460	359,575	885	—
Expiring 10/02/24	CITI	EUR	323	360,634	359,576	1,058	—
Expiring 10/02/24	CITI	EUR	322	360,250	358,462	1,788	—
Expiring 10/02/24	CITI	EUR	322	356,946	358,462	—	(1,516)
Expiring 10/02/24	CITI	EUR	270	301,313	300,574	739	—
Expiring 10/02/24	CITI	EUR	269	300,089	299,461	628	—
Expiring 10/02/24	CITI	EUR	267	296,513	297,234	—	(721)
Expiring 10/02/24	CITI	EUR	225	250,078	250,478	—	(400)
Expiring 10/02/24	CITI	EUR	214	237,285	238,232	—	(947)
Expiring 10/02/24	CITI	EUR	162	180,895	180,344	551	—
Expiring 10/02/24	CITI	EUR	162	180,573	180,344	229	—
Expiring 10/02/24	CITI	EUR	85	94,674	94,625	49	—
Expiring 10/02/24	CITI	EUR	54	60,235	60,115	120	—
Expiring 10/02/24	CITI	EUR	54	60,176	60,115	61	—
Expiring 10/02/24	DB	EUR	40,718	45,457,579	45,328,766	128,813	—
Expiring 10/02/24	DB	EUR	20,071	22,351,868	22,343,770	8,098	—
Expiring 10/02/24	DB	EUR	540	601,538	601,148	390	—
Expiring 10/02/24	DB	EUR	266	297,761	296,121	1,640	—
Expiring 10/02/24	DB	EUR	161	179,405	179,231	174	—
Expiring 10/02/24	DB	EUR	84	93,145	93,512	—	(367)
Expiring 10/02/24	DB	EUR	54	60,224	60,115	109	—
Expiring 10/02/24	GSI	EUR	269	300,956	299,461	1,495	—
Expiring 10/02/24	GSI	EUR	268	297,211	298,347	—	(1,136)
Expiring 10/02/24	GSI	EUR	214	237,363	238,232	—	(869)
Expiring 10/02/24	GSI	EUR	187	208,051	208,175	—	(124)
Expiring 10/02/24	GSI	EUR	103	114,160	114,664	—	(504)
Expiring 10/02/24	GSI	EUR	80	88,709	89,059	—	(350)
Expiring 10/02/24	GSI	EUR	40	44,580	44,530	50	—
Expiring 10/02/24	GSI	EUR	40	44,757	44,529	228	—
Expiring 10/02/24	GSI	EUR	40	44,606	44,530	76	—
Expiring 10/02/24	HSBC	EUR	8,111	9,067,381	9,029,402	37,979	—
Expiring 10/02/24	HSBC	EUR	384	426,756	427,400	—	(644)
Expiring 10/02/24	HSBC	EUR	324	361,812	360,688	1,124	—
Expiring 10/02/24	HSBC	EUR	323	359,627	359,576	51	—
Expiring 10/02/24	HSBC	EUR	107	118,813	119,116	—	(303)
Expiring 10/02/24	JPM	EUR	977	1,081,275	1,088,127	—	(6,852)
A68

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	JPM	EUR	814	$897,168	$906,175	$—	$(9,007)
Expiring 10/02/24	JPM	EUR	539	600,192	600,035	157	—
Expiring 10/02/24	JPM	EUR	363	406,713	404,105	2,608	—
Expiring 10/02/24	JPM	EUR	342	381,696	380,457	1,239	—
Expiring 10/02/24	JPM	EUR	323	359,938	359,575	363	—
Expiring 10/02/24	JPM	EUR	267	295,110	297,340	—	(2,230)
Expiring 10/02/24	JPM	EUR	167	184,048	185,911	—	(1,863)
Expiring 10/02/24	JPM	EUR	161	180,198	179,231	967	—
Expiring 10/02/24	JPM	EUR	109	120,782	121,343	—	(561)
Expiring 10/02/24	JPM	EUR	15	16,642	16,698	—	(56)
Expiring 10/02/24	MSI	EUR	323	361,993	359,576	2,417	—
Expiring 10/02/24	RBC	EUR	326	359,441	362,915	—	(3,474)
Expiring 10/02/24	RBC	EUR	323	359,558	359,576	—	(18)
Expiring 10/02/24	RBC	EUR	269	299,267	299,461	—	(194)
Expiring 10/02/24	RBC	EUR	214	237,856	238,233	—	(377)
Expiring 10/02/24	RBC	EUR	54	60,163	60,115	48	—
Expiring 10/02/24	SG	EUR	540	601,464	601,147	317	—
Expiring 10/02/24	SG	EUR	540	601,242	601,147	95	—
Expiring 10/02/24	SG	EUR	323	359,720	359,576	144	—
Expiring 10/02/24	SG	EUR	271	298,549	301,688	—	(3,139)
Expiring 10/02/24	SG	EUR	271	298,994	301,687	—	(2,693)
Expiring 10/02/24	SG	EUR	271	298,699	301,687	—	(2,988)
Expiring 10/02/24	SG	EUR	270	300,314	300,574	—	(260)
Expiring 10/02/24	SG	EUR	270	300,540	300,574	—	(34)
Expiring 10/02/24	SG	EUR	270	300,502	300,574	—	(72)
Expiring 10/02/24	SG	EUR	269	298,583	299,460	—	(877)
Expiring 10/02/24	SG	EUR	267	296,419	297,234	—	(815)
Expiring 10/02/24	SG	EUR	217	239,844	241,572	—	(1,728)
Expiring 10/02/24	SG	EUR	107	118,721	119,116	—	(395)
Expiring 10/02/24	SG	EUR	54	60,213	60,115	98	—
Expiring 10/02/24	SG	EUR	54	60,078	60,115	—	(37)
Expiring 10/02/24	SSB	EUR	269	300,014	299,461	553	—
Expiring 10/02/24	SSB	EUR	217	240,763	241,572	—	(809)
Expiring 10/02/24	SSB	EUR	216	240,925	240,459	466	—
Expiring 10/02/24	SSB	EUR	214	237,694	238,232	—	(538)
Expiring 10/02/24	SSB	EUR	214	237,333	238,233	—	(900)
Expiring 10/02/24	SSB	EUR	185	205,585	205,632	—	(47)
Expiring 10/02/24	SSB	EUR	160	178,008	178,118	—	(110)
Expiring 10/02/24	SSB	EUR	54	60,266	60,114	152	—
Expiring 10/02/24	SSB	EUR	54	60,517	60,115	402	—
Expiring 10/02/24	TD	EUR	538	598,530	598,921	—	(391)
Expiring 10/02/24	TD	EUR	108	119,891	120,229	—	(338)
Expiring 10/02/24	TD	EUR	108	120,382	120,229	153	—
Expiring 10/02/24	TD	EUR	54	60,127	60,115	12	—
Expiring 10/02/24	TD	EUR	54	60,170	60,115	55	—
Expiring 10/02/24	UAG	EUR	271	300,689	301,688	—	(999)
Expiring 10/02/24	UAG	EUR	271	300,499	301,687	—	(1,188)
Expiring 10/02/24	UAG	EUR	216	241,058	240,459	599	—
Expiring 10/02/24	UAG	EUR	179	197,558	199,270	—	(1,712)
Expiring 10/02/24	UAG	EUR	162	180,423	180,344	79	—
Expiring 10/21/24	CITI	EUR	1,187	1,304,338	1,322,700	—	(18,362)
Expiring 10/21/24	GSI	EUR	24,068	26,360,642	26,815,326	—	(454,684)
Expiring 10/21/24	HSBC	EUR	24,068	26,344,419	26,815,325	—	(470,906)
Expiring 10/21/24	JPM	EUR	3,815	4,218,554	4,250,026	—	(31,472)
Expiring 10/21/24	SSB	EUR	34,857	37,564,831	38,836,337	—	(1,271,506)
A69

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/21/24	SSB	EUR	26,166	$28,607,036	$29,153,596	$—	$(546,560)
Expiring 10/21/24	SSB	EUR	2,234	2,446,386	2,489,058	—	(42,672)
Expiring 11/01/24	GSI	EUR	40	44,678	44,589	89	—
Expiring 11/01/24	GSI	EUR	40	44,762	44,589	173	—
Expiring 11/01/24	GSI	EUR	40	44,716	44,589	127	—
Expiring 11/01/24	MSI	EUR	164	183,418	182,815	603	—
Expiring 11/04/24	CITI	EUR	242	270,681	269,791	890	—
Expiring 11/04/24	DB	EUR	42,356	47,233,823	47,220,160	13,663	—
Expiring 11/04/24	GSI	EUR	858	956,520	956,533	—	(13)
Expiring 11/04/24	GSI	EUR	54	60,478	60,201	277	—
Expiring 11/04/24	HSBC	EUR	483	540,926	538,467	2,459	—
Expiring 11/04/24	JPM	EUR	515	574,446	574,142	304	—
Expiring 11/04/24	RBC	EUR	269	300,500	299,892	608	—
Expiring 11/04/24	RBC	EUR	268	300,140	298,777	1,363	—
Expiring 11/04/24	SG	EUR	268	300,213	298,777	1,436	—
Expiring 11/04/24	SG	EUR	268	300,542	298,777	1,765	—
Expiring 11/04/24	SSB	EUR	268	300,434	298,777	1,657	—
Expiring 11/04/24	SSB	EUR	264	295,039	294,318	721	—
Expiring 11/04/24	SSB	EUR	161	179,620	179,489	131	—
Expiring 11/04/24	TD	EUR	239	266,734	266,447	287	—
Expiring 11/04/24	UAG	EUR	269	300,150	299,892	258	—
Expiring 11/05/24	GSI	EUR	579	647,512	645,942	1,570	—
Expiring 11/05/24	SSB	EUR	11,066	12,347,881	12,336,878	11,003	—
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	2,595	334,025	334,608	—	(583)
Expiring 04/17/25	JPM	HKD	2,590	333,376	333,967	—	(591)
Expiring 05/12/25	MSI	HKD	4,345	560,139	560,427	—	(288)
Expiring 05/12/25	UAG	HKD	4,370	563,413	563,652	—	(239)
Expiring 06/18/25	SCB	HKD	3,570	460,378	460,663	—	(285)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	210,509	594,660	589,754	4,906	—
Expiring 10/02/24	BARC	HUF	13,200	36,693	36,981	—	(288)
Expiring 10/02/24	DB	HUF	69,300	192,717	194,148	—	(1,431)
Expiring 10/02/24	GSI	HUF	21,100	59,182	59,113	69	—
Expiring 10/21/24	UAG	HUF	413,285	1,132,000	1,156,970	—	(24,970)
Expiring 11/04/24	BARC	HUF	124,509	349,122	348,370	752	—
Expiring 11/04/24	DB	HUF	33,500	94,222	93,731	491	—
Indian Rupee,
Expiring 10/03/24	BARC	INR	27,970	333,816	333,738	78	—
Expiring 10/03/24	BOA	INR	4,230	50,383	50,473	—	(90)
Expiring 10/03/24	CITI	INR	9,040	107,890	107,865	25	—
Expiring 10/03/24	DB	INR	61,995	741,124	739,723	1,401	—
Expiring 10/03/24	DB	INR	61,994	740,492	739,711	781	—
Expiring 10/03/24	GSI	INR	5,590	66,715	66,699	16	—
Expiring 10/03/24	JPM	INR	39,920	476,436	476,324	112	—
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	919,000	60,684	60,626	58	—
Expiring 10/02/24	BOA	IDR	235,000	15,269	15,503	—	(234)
Expiring 10/02/24	CITI	IDR	7,992,008	517,232	527,227	—	(9,995)
Expiring 10/02/24	CITI	IDR	5,285,000	348,983	348,648	335	—
Expiring 10/02/24	CITI	IDR	546,000	35,959	36,019	—	(60)
Expiring 10/02/24	CITI	IDR	277,000	18,314	18,273	41	—
Expiring 10/02/24	DB	IDR	1,842,000	119,455	121,515	—	(2,060)
Expiring 10/02/24	GSI	IDR	1,283,000	82,897	84,638	—	(1,741)
Expiring 10/02/24	JPM	IDR	1,824,000	118,127	120,328	—	(2,201)
A70

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/02/24	MSI	IDR	1,020,000	$67,277	$67,289	$—	$(12)
Expiring 11/04/24	CITI	IDR	12,260,008	809,648	805,951	3,697	—
Israeli Shekel,
Expiring 10/07/24	BARC	ILS	298	78,655	79,944	—	(1,289)
Expiring 10/07/24	CITI	ILS	1,659	453,182	445,061	8,121	—
Expiring 10/07/24	CITI	ILS	325	86,095	87,188	—	(1,093)
Expiring 10/07/24	DB	ILS	240	63,471	64,385	—	(914)
Expiring 10/07/24	HSBC	ILS	70	18,449	18,779	—	(330)
Expiring 10/07/24	UAG	ILS	105	28,344	28,168	176	—
Expiring 11/04/24	HSBC	ILS	772	208,260	207,268	992	—
Expiring 11/04/24	HSBC	ILS	260	69,830	69,806	24	—
Japanese Yen,
Expiring 10/02/24	BARC	JPY	76,700	546,684	533,804	12,880	—
Expiring 10/02/24	BARC	JPY	75,905	534,002	528,271	5,731	—
Expiring 10/02/24	BARC	JPY	51,200	363,293	356,334	6,959	—
Expiring 10/02/24	BARC	JPY	51,100	363,402	355,638	7,764	—
Expiring 10/02/24	BARC	JPY	51,100	360,256	355,637	4,619	—
Expiring 10/02/24	BARC	JPY	50,579	351,727	352,012	—	(285)
Expiring 10/02/24	BARC	JPY	43,000	297,805	299,264	—	(1,459)
Expiring 10/02/24	BARC	JPY	42,600	300,315	296,480	3,835	—
Expiring 10/02/24	BARC	JPY	34,200	239,122	238,020	1,102	—
Expiring 10/02/24	BARC	JPY	34,200	239,244	238,020	1,224	—
Expiring 10/02/24	BARC	JPY	34,100	242,628	237,324	5,304	—
Expiring 10/02/24	BARC	JPY	34,100	242,039	237,323	4,716	—
Expiring 10/02/24	BARC	JPY	34,100	241,563	237,324	4,239	—
Expiring 10/02/24	BARC	JPY	25,308	176,314	176,134	180	—
Expiring 10/02/24	BARC	JPY	17,100	119,970	119,010	960	—
Expiring 10/02/24	BARC	JPY	17,100	119,563	119,009	554	—
Expiring 10/02/24	BARC	JPY	16,075	112,091	111,877	214	—
Expiring 10/02/24	BARC	JPY	16,050	111,916	111,702	214	—
Expiring 10/02/24	BARC	JPY	8,600	60,209	59,853	356	—
Expiring 10/02/24	BARC	JPY	8,600	59,012	59,853	—	(841)
Expiring 10/02/24	BARC	JPY	8,600	60,102	59,853	249	—
Expiring 10/02/24	BNP	JPY	954,677	6,619,333	6,644,206	—	(24,873)
Expiring 10/02/24	BNP	JPY	50,600	357,354	352,157	5,197	—
Expiring 10/02/24	BNP	JPY	43,300	302,379	301,353	1,026	—
Expiring 10/02/24	BNP	JPY	42,100	299,237	293,001	6,236	—
Expiring 10/02/24	BNP	JPY	42,100	299,159	293,000	6,159	—
Expiring 10/02/24	BNP	JPY	34,600	241,171	240,804	367	—
Expiring 10/02/24	BNP	JPY	34,200	239,696	238,020	1,676	—
Expiring 10/02/24	BNP	JPY	34,200	239,699	238,020	1,679	—
Expiring 10/02/24	BNP	JPY	34,100	243,208	237,324	5,884	—
Expiring 10/02/24	BNP	JPY	32,400	222,068	225,493	—	(3,425)
Expiring 10/02/24	BNP	JPY	31,300	221,802	217,836	3,966	—
Expiring 10/02/24	BNP	JPY	17,100	121,303	119,010	2,293	—
Expiring 10/02/24	BNP	JPY	17,100	121,971	119,010	2,961	—
Expiring 10/02/24	BNP	JPY	17,100	121,661	119,010	2,651	—
Expiring 10/02/24	BNP	JPY	12,900	88,766	89,779	—	(1,013)
Expiring 10/02/24	BNP	JPY	9,600	66,677	66,812	—	(135)
Expiring 10/02/24	BNP	JPY	8,600	58,747	59,853	—	(1,106)
Expiring 10/02/24	BOA	JPY	42,600	299,586	296,481	3,105	—
Expiring 10/02/24	CA	JPY	42,500	301,437	295,785	5,652	—
Expiring 10/02/24	CIBC	JPY	42,600	299,905	296,481	3,424	—
Expiring 10/02/24	CITI	JPY	86,200	601,690	599,921	1,769	—
Expiring 10/02/24	CITI	JPY	51,700	353,539	359,813	—	(6,274)
A71

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	CITI	JPY	51,700	$360,338	$359,814	$524	$—
Expiring 10/02/24	CITI	JPY	43,300	302,476	301,352	1,124	—
Expiring 10/02/24	CITI	JPY	43,300	298,988	301,352	—	(2,364)
Expiring 10/02/24	CITI	JPY	43,300	300,111	301,352	—	(1,241)
Expiring 10/02/24	CITI	JPY	42,600	297,899	296,480	1,419	—
Expiring 10/02/24	CITI	JPY	34,600	241,557	240,804	753	—
Expiring 10/02/24	CITI	JPY	34,500	240,434	240,107	327	—
Expiring 10/02/24	CITI	JPY	34,200	240,918	238,019	2,899	—
Expiring 10/02/24	CITI	JPY	34,200	239,615	238,020	1,595	—
Expiring 10/02/24	CITI	JPY	34,100	242,661	237,324	5,337	—
Expiring 10/02/24	CITI	JPY	34,100	240,427	237,324	3,103	—
Expiring 10/02/24	CITI	JPY	34,100	242,022	237,323	4,699	—
Expiring 10/02/24	CITI	JPY	34,000	237,883	236,627	1,256	—
Expiring 10/02/24	CITI	JPY	25,400	180,247	176,775	3,472	—
Expiring 10/02/24	CITI	JPY	19,500	134,800	135,712	—	(912)
Expiring 10/02/24	CITI	JPY	17,300	120,758	120,402	356	—
Expiring 10/02/24	CITI	JPY	17,200	119,131	119,706	—	(575)
Expiring 10/02/24	CITI	JPY	17,100	122,076	119,010	3,066	—
Expiring 10/02/24	CITI	JPY	16,050	111,867	111,703	164	—
Expiring 10/02/24	CITI	JPY	8,500	60,524	59,157	1,367	—
Expiring 10/02/24	CITI	JPY	8,400	60,189	58,461	1,728	—
Expiring 10/02/24	GSI	JPY	51,400	359,660	357,725	1,935	—
Expiring 10/02/24	GSI	JPY	48,200	334,553	335,454	—	(901)
Expiring 10/02/24	GSI	JPY	23,000	158,627	160,072	—	(1,445)
Expiring 10/02/24	GSI	JPY	16,075	112,093	111,876	217	—
Expiring 10/02/24	GSI	JPY	8,500	60,514	59,157	1,357	—
Expiring 10/02/24	HSBC	JPY	85,100	598,442	592,265	6,177	—
Expiring 10/02/24	HSBC	JPY	51,000	361,617	354,941	6,676	—
Expiring 10/02/24	HSBC	JPY	34,200	241,434	238,019	3,415	—
Expiring 10/02/24	HSBC	JPY	32,150	223,631	223,752	—	(121)
Expiring 10/02/24	HSBC	JPY	31,860	223,490	221,735	1,755	—
Expiring 10/02/24	HSBC	JPY	25,600	178,903	178,166	737	—
Expiring 10/02/24	HSBC	JPY	20,400	143,286	141,977	1,309	—
Expiring 10/02/24	HSBC	JPY	16,050	111,118	111,702	—	(584)
Expiring 10/02/24	JPM	JPY	17,200	119,823	119,705	118	—
Expiring 10/02/24	JPM	JPY	8,600	59,930	59,853	77	—
Expiring 10/02/24	JPM	JPY	8,500	60,412	59,157	1,255	—
Expiring 10/02/24	MSI	JPY	51,200	363,880	356,334	7,546	—
Expiring 10/02/24	MSI	JPY	42,600	300,332	296,481	3,851	—
Expiring 10/02/24	MSI	JPY	34,100	243,051	237,324	5,727	—
Expiring 10/02/24	MSI	JPY	3,400	24,202	23,663	539	—
Expiring 10/02/24	RBC	JPY	85,600	602,224	595,745	6,479	—
Expiring 10/02/24	RBC	JPY	85,300	596,517	593,657	2,860	—
Expiring 10/02/24	RBC	JPY	59,900	421,703	416,882	4,821	—
Expiring 10/02/24	RBC	JPY	51,400	362,344	357,726	4,618	—
Expiring 10/02/24	RBC	JPY	42,100	300,158	293,001	7,157	—
Expiring 10/02/24	RBC	JPY	34,100	241,764	237,324	4,440	—
Expiring 10/02/24	RBC	JPY	32,150	223,564	223,753	—	(189)
Expiring 10/02/24	RBC	JPY	25,308	180,570	176,134	4,436	—
Expiring 10/02/24	SCB	JPY	85,300	596,850	593,657	3,193	—
Expiring 10/02/24	SG	JPY	42,100	300,393	293,001	7,392	—
Expiring 10/02/24	SG	JPY	8,400	59,691	58,461	1,230	—
Expiring 10/02/24	SSB	JPY	42,100	299,887	293,001	6,886	—
Expiring 10/02/24	SSB	JPY	32,100	223,241	223,404	—	(163)
Expiring 10/02/24	SSB	JPY	25,600	178,609	178,167	442	—
A72

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	SSB	JPY	17,100	$122,050	$119,010	$3,040	$—
Expiring 10/02/24	SSB	JPY	8,400	59,693	58,461	1,232	—
Expiring 10/02/24	TD	JPY	38,000	271,259	264,466	6,793	—
Expiring 10/02/24	TD	JPY	17,900	127,688	124,578	3,110	—
Expiring 10/02/24	UAG	JPY	83,600	523,617	581,825	—	(58,208)
Expiring 10/02/24	UAG	JPY	43,100	296,593	299,960	—	(3,367)
Expiring 10/02/24	UAG	JPY	32,100	223,358	223,405	—	(47)
Expiring 10/02/24	UAG	JPY	22,371	156,629	155,694	935	—
Expiring 10/02/24	UAG	JPY	20,400	143,307	141,977	1,330	—
Expiring 10/02/24	UAG	JPY	17,200	119,876	119,706	170	—
Expiring 10/02/24	UAG	JPY	14,053	98,533	97,804	729	—
Expiring 10/02/24	UAG	JPY	10,800	76,203	75,164	1,039	—
Expiring 10/02/24	UAG	JPY	8,500	60,542	59,157	1,385	—
Expiring 10/02/24	UAG	JPY	5,187	36,387	36,100	287	—
Expiring 10/21/24	GSI	JPY	34,059	229,012	237,707	—	(8,695)
Expiring 11/01/24	CITI	JPY	43,400	300,437	303,400	—	(2,963)
Expiring 11/01/24	CITI	JPY	8,892	62,654	62,162	492	—
Expiring 11/01/24	GSI	JPY	43,400	303,971	303,401	570	—
Expiring 11/01/24	GSI	JPY	11,700	82,367	81,792	575	—
Expiring 11/01/24	GSI	JPY	2,808	19,783	19,630	153	—
Expiring 11/01/24	MSI	JPY	17,400	121,824	121,640	184	—
Expiring 11/01/24	MSI	JPY	10,900	76,576	76,200	376	—
Expiring 11/01/24	RBC	JPY	43,400	305,311	303,400	1,911	—
Expiring 11/01/24	RBC	JPY	43,400	306,082	303,400	2,682	—
Expiring 11/01/24	SSB	JPY	34,700	244,537	242,581	1,956	—
Expiring 11/01/24	SSB	JPY	26,000	183,536	181,760	1,776	—
Expiring 11/01/24	SSB	JPY	12,500	87,695	87,385	310	—
Expiring 11/01/24	UAG	JPY	763,477	5,367,395	5,337,308	30,087	—
Expiring 11/18/24	BNP	JPY	217,150	1,479,133	1,521,016	—	(41,883)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	200	46,157	48,499	—	(2,342)
Expiring 10/02/24	BNP	MYR	80	19,358	19,400	—	(42)
Expiring 10/02/24	HSBC	MYR	150	36,234	36,375	—	(141)
Expiring 10/02/24	SCB	MYR	970	223,828	235,221	—	(11,393)
Expiring 10/02/24	SCB	MYR	250	57,849	60,624	—	(2,775)
Expiring 11/04/24	BNP	MYR	1,570	380,574	380,489	85	—
Mexican Peso,
Expiring 10/02/24	BARC	MXN	5,300	264,891	269,088	—	(4,197)
Expiring 10/02/24	BARC	MXN	4,320	216,666	219,332	—	(2,666)
Expiring 10/02/24	BARC	MXN	1,430	71,736	72,603	—	(867)
Expiring 10/02/24	BARC	MXN	1,100	54,966	55,848	—	(882)
Expiring 10/02/24	BARC	MXN	1,020	52,623	51,787	836	—
Expiring 10/02/24	BNP	MXN	4,610	237,994	234,055	3,939	—
Expiring 10/02/24	BNP	MXN	2,390	120,118	121,343	—	(1,225)
Expiring 10/02/24	BNP	MXN	2,340	120,107	118,805	1,302	—
Expiring 10/02/24	BNP	MXN	980	50,335	49,755	580	—
Expiring 10/02/24	CA	MXN	2,320	120,322	117,789	2,533	—
Expiring 10/02/24	CITI	MXN	5,300	264,086	269,088	—	(5,002)
Expiring 10/02/24	CITI	MXN	4,790	240,842	243,194	—	(2,352)
Expiring 10/02/24	CITI	MXN	4,170	212,690	211,716	974	—
Expiring 10/02/24	CITI	MXN	2,370	117,970	120,328	—	(2,358)
Expiring 10/02/24	CITI	MXN	2,370	118,788	120,328	—	(1,540)
Expiring 10/02/24	CITI	MXN	2,340	119,703	118,804	899	—
Expiring 10/02/24	CITI	MXN	2,320	119,822	117,790	2,032	—
Expiring 10/02/24	CITI	MXN	500	25,061	25,386	—	(325)
A73

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	CITI	MXN	410	$21,052	$20,816	$236	$—
Expiring 10/02/24	CITI	MXN	360	18,787	18,277	510	—
Expiring 10/02/24	GSI	MXN	5,600	282,789	284,319	—	(1,530)
Expiring 10/02/24	GSI	MXN	3,580	179,722	181,762	—	(2,040)
Expiring 10/02/24	GSI	MXN	2,070	104,670	105,096	—	(426)
Expiring 10/02/24	GSI	MXN	1,190	59,265	60,418	—	(1,153)
Expiring 10/02/24	GSI	MXN	620	31,346	31,478	—	(132)
Expiring 10/02/24	GSI	MXN	590	29,506	29,955	—	(449)
Expiring 10/02/24	GSI	MXN	400	20,030	20,308	—	(278)
Expiring 10/02/24	HSBC	MXN	1,150	58,225	58,387	—	(162)
Expiring 10/02/24	MSI	MXN	20,529	1,037,626	1,042,284	—	(4,658)
Expiring 10/02/24	MSI	MXN	3,590	179,075	182,269	—	(3,194)
Expiring 10/02/24	MSI	MXN	2,390	120,270	121,343	—	(1,073)
Expiring 10/02/24	MSI	MXN	2,390	119,387	121,344	—	(1,957)
Expiring 10/02/24	MSI	MXN	2,390	119,748	121,344	—	(1,596)
Expiring 10/02/24	MSI	MXN	1,190	59,240	60,418	—	(1,178)
Expiring 10/02/24	MSI	MXN	830	41,538	42,140	—	(602)
Expiring 10/02/24	SG	MXN	1,170	59,968	59,402	566	—
Expiring 10/02/24	SSB	MXN	4,740	237,342	240,656	—	(3,314)
Expiring 10/02/24	SSB	MXN	4,230	219,595	214,762	4,833	—
Expiring 10/02/24	UAG	MXN	21,698	1,109,527	1,101,635	7,892	—
Expiring 10/02/24	UAG	MXN	16,660	858,802	845,850	12,952	—
Expiring 10/02/24	UAG	MXN	1,510	76,819	76,664	155	—
Expiring 10/02/24	UAG	MXN	1,170	58,319	59,403	—	(1,084)
Expiring 11/04/24	SSB	MXN	4,690	237,561	236,877	684	—
Expiring 11/04/24	SSB	MXN	2,350	119,174	118,690	484	—
Expiring 11/04/24	SSB	MXN	2,340	118,532	118,185	347	—
Expiring 11/04/24	TD	MXN	2,350	119,235	118,690	545	—
Expiring 11/04/24	UAG	MXN	51,099	2,599,655	2,580,833	18,822	—
Expiring 12/18/24	JPM	MXN	18,688	957,000	937,611	19,389	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	2,010	62,616	63,491	—	(875)
Expiring 10/02/24	CITI	TWD	9,362	294,125	295,721	—	(1,596)
Expiring 10/02/24	CITI	TWD	4,781	149,336	151,019	—	(1,683)
Expiring 10/02/24	DB	TWD	6,293	196,074	198,779	—	(2,705)
Expiring 10/02/24	DB	TWD	2,270	71,037	71,703	—	(666)
Expiring 10/02/24	DB	TWD	1,594	49,774	50,351	—	(577)
Expiring 10/02/24	DB	TWD	115	3,609	3,633	—	(24)
Expiring 10/02/24	GSI	TWD	3,170	100,196	100,132	64	—
Expiring 10/02/24	JPM	TWD	11,864	374,992	374,753	239	—
Expiring 10/02/24	JPM	TWD	5,770	180,736	182,259	—	(1,523)
Expiring 12/18/24	BOA	TWD	43,263	1,366,000	1,379,854	—	(13,854)
Expiring 12/18/24	CITI	TWD	147,329	4,581,828	4,699,027	—	(117,199)
Expiring 12/18/24	JPM	TWD	77,501	2,449,784	2,471,895	—	(22,111)
Expiring 12/18/24	JPM	TWD	50,189	1,589,000	1,600,757	—	(11,757)
Expiring 12/18/24	MSI	TWD	88,945	2,818,000	2,836,873	—	(18,873)
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	485	299,865	308,119	—	(8,254)
Expiring 10/02/24	BARC	NZD	485	303,389	308,119	—	(4,730)
Expiring 10/02/24	BARC	NZD	390	240,993	247,766	—	(6,773)
Expiring 10/02/24	BARC	NZD	380	236,149	241,413	—	(5,264)
Expiring 10/02/24	BARC	NZD	290	179,559	184,236	—	(4,677)
Expiring 10/02/24	BARC	NZD	195	120,564	123,883	—	(3,319)
Expiring 10/02/24	BARC	NZD	195	121,316	123,883	—	(2,567)
Expiring 10/02/24	BARC	NZD	195	120,732	123,883	—	(3,151)
A74

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	BARC	NZD	190	$118,506	$120,707	$—	$(2,201)
Expiring 10/02/24	BNP	NZD	570	355,791	362,120	—	(6,329)
Expiring 10/02/24	BNP	NZD	485	300,175	308,119	—	(7,944)
Expiring 10/02/24	BNP	NZD	340	212,881	216,001	—	(3,120)
Expiring 10/02/24	BNP	NZD	200	126,183	127,059	—	(876)
Expiring 10/02/24	BNP	NZD	195	120,648	123,883	—	(3,235)
Expiring 10/02/24	BNP	NZD	139	85,000	88,307	—	(3,307)
Expiring 10/02/24	BNP	NZD	139	85,015	88,306	—	(3,291)
Expiring 10/02/24	BNP	NZD	124	77,192	78,777	—	(1,585)
Expiring 10/02/24	BNP	NZD	110	67,353	69,883	—	(2,530)
Expiring 10/02/24	BNP	NZD	85	53,264	54,000	—	(736)
Expiring 10/02/24	BNP	NZD	85	53,235	54,000	—	(765)
Expiring 10/02/24	CBA	NZD	1,444	917,084	917,369	—	(285)
Expiring 10/02/24	CITI	NZD	570	361,495	362,119	—	(624)
Expiring 10/02/24	CITI	NZD	285	178,254	181,059	—	(2,805)
Expiring 10/02/24	CITI	NZD	248	154,289	157,553	—	(3,264)
Expiring 10/02/24	CITI	NZD	170	106,039	108,001	—	(1,962)
Expiring 10/02/24	DB	NZD	190	118,772	120,707	—	(1,935)
Expiring 10/02/24	GSI	NZD	290	178,355	184,236	—	(5,881)
Expiring 10/02/24	HSBC	NZD	575	358,369	365,296	—	(6,927)
Expiring 10/02/24	HSBC	NZD	575	356,003	365,296	—	(9,293)
Expiring 10/02/24	JPM	NZD	3,565	2,215,873	2,264,836	—	(48,963)
Expiring 10/02/24	JPM	NZD	835	517,500	530,474	—	(12,974)
Expiring 10/02/24	JPM	NZD	130	82,173	82,588	—	(415)
Expiring 10/02/24	JPM	NZD	123	76,608	78,141	—	(1,533)
Expiring 10/02/24	JPM	NZD	120	75,077	76,236	—	(1,159)
Expiring 10/02/24	JPM	NZD	83	51,800	52,730	—	(930)
Expiring 10/02/24	MSI	NZD	3,729	2,324,808	2,369,024	—	(44,216)
Expiring 10/02/24	MSI	NZD	485	302,405	308,119	—	(5,714)
Expiring 10/02/24	MSI	NZD	380	237,717	241,413	—	(3,696)
Expiring 10/02/24	MSI	NZD	195	119,619	123,883	—	(4,264)
Expiring 10/02/24	MSI	NZD	195	119,533	123,883	—	(4,350)
Expiring 10/02/24	RBC	NZD	580	360,460	368,473	—	(8,013)
Expiring 10/02/24	RBC	NZD	580	354,850	368,473	—	(13,623)
Expiring 10/02/24	RBC	NZD	485	298,026	308,120	—	(10,094)
Expiring 10/02/24	RBC	NZD	290	181,824	184,236	—	(2,412)
Expiring 10/02/24	RBC	NZD	195	121,655	123,883	—	(2,228)
Expiring 10/02/24	RBC	NZD	170	106,490	108,000	—	(1,510)
Expiring 10/02/24	RBC	NZD	167	102,172	106,094	—	(3,922)
Expiring 10/02/24	SSB	NZD	190	120,033	120,706	—	(673)
Expiring 10/02/24	SSB	NZD	190	119,862	120,707	—	(845)
Expiring 10/02/24	SSB	NZD	190	119,742	120,706	—	(964)
Expiring 10/02/24	SSB	NZD	95	58,757	60,354	—	(1,597)
Expiring 10/02/24	TD	NZD	195	119,548	123,883	—	(4,335)
Expiring 10/02/24	UAG	NZD	190	119,090	120,707	—	(1,617)
Expiring 10/02/24	WBC	NZD	195	122,357	123,883	—	(1,526)
Expiring 10/02/24	WBC	NZD	195	120,708	123,883	—	(3,175)
Expiring 11/04/24	CBA	NZD	7,417	4,710,982	4,712,554	—	(1,572)
Expiring 11/04/24	JPM	NZD	475	301,609	301,802	—	(193)
Expiring 11/04/24	JPM	NZD	190	120,724	120,721	3	—
Expiring 11/04/24	SSB	NZD	375	238,065	238,265	—	(200)
Expiring 11/04/24	SSB	NZD	190	120,744	120,721	23	—
Expiring 11/04/24	TD	NZD	375	238,214	238,265	—	(51)
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	2,590	237,945	245,434	—	(7,489)
A75

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	BARC	NOK	2,490	$237,380	$235,958	$1,422	$—
Expiring 10/02/24	BNP	NOK	3,800	356,997	360,096	—	(3,099)
Expiring 10/02/24	BNP	NOK	2,600	241,432	246,382	—	(4,950)
Expiring 10/02/24	BNP	NOK	2,600	241,455	246,382	—	(4,927)
Expiring 10/02/24	BNP	NOK	2,550	240,299	241,644	—	(1,345)
Expiring 10/02/24	BNP	NOK	2,520	240,223	238,801	1,422	—
Expiring 10/02/24	BNP	NOK	1,290	120,785	122,243	—	(1,458)
Expiring 10/02/24	BNP	NOK	1,290	119,552	122,243	—	(2,691)
Expiring 10/02/24	BNP	NOK	1,280	120,610	121,296	—	(686)
Expiring 10/02/24	BNP	NOK	1,150	108,475	108,976	—	(501)
Expiring 10/02/24	BNP	NOK	930	88,468	88,129	339	—
Expiring 10/02/24	BNP	NOK	647	61,992	61,312	680	—
Expiring 10/02/24	BNP	NOK	619	59,392	58,657	735	—
Expiring 10/02/24	BNP	NOK	259	24,814	24,543	271	—
Expiring 10/02/24	CITI	NOK	3,810	360,106	361,044	—	(938)
Expiring 10/02/24	CITI	NOK	3,062	290,648	290,162	486	—
Expiring 10/02/24	CITI	NOK	2,521	239,279	238,896	383	—
Expiring 10/02/24	CITI	NOK	2,490	237,220	235,958	1,262	—
Expiring 10/02/24	CITI	NOK	718	68,286	68,039	247	—
Expiring 10/02/24	DB	NOK	698	66,382	66,144	238	—
Expiring 10/02/24	GSI	NOK	2,600	241,325	246,382	—	(5,057)
Expiring 10/02/24	GSI	NOK	2,590	239,437	245,434	—	(5,997)
Expiring 10/02/24	GSI	NOK	1,270	119,873	120,349	—	(476)
Expiring 10/02/24	GSI	NOK	1,270	120,356	120,348	8	—
Expiring 10/02/24	GSI	NOK	1,260	118,638	119,400	—	(762)
Expiring 10/02/24	GSI	NOK	1,250	119,300	118,453	847	—
Expiring 10/02/24	GSI	NOK	460	43,324	43,591	—	(267)
Expiring 10/02/24	JPM	NOK	1,400	133,290	132,667	623	—
Expiring 10/02/24	JPM	NOK	800	76,148	75,810	338	—
Expiring 10/02/24	JPM	NOK	785	75,258	74,388	870	—
Expiring 10/02/24	JPM	NOK	750	70,773	71,072	—	(299)
Expiring 10/02/24	JPM	NOK	690	65,046	65,385	—	(339)
Expiring 10/02/24	MSI	NOK	3,760	356,958	356,306	652	—
Expiring 10/02/24	RBC	NOK	1,270	119,955	120,348	—	(393)
Expiring 10/02/24	SG	NOK	2,490	236,971	235,958	1,013	—
Expiring 10/02/24	SG	NOK	2,490	237,216	235,958	1,258	—
Expiring 10/02/24	SG	NOK	1,299	123,313	123,096	217	—
Expiring 10/02/24	SG	NOK	1,290	119,478	122,243	—	(2,765)
Expiring 10/02/24	SG	NOK	1,290	119,506	122,243	—	(2,737)
Expiring 10/02/24	UAG	NOK	10,547	1,001,139	999,457	1,682	—
Expiring 11/04/24	BARC	NOK	1,890	180,047	179,161	886	—
Expiring 11/04/24	DB	NOK	1,260	119,807	119,440	367	—
Expiring 11/04/24	UAG	NOK	698	66,278	66,167	111	—
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	1,181	318,690	318,587	103	—
Expiring 10/02/24	BOA	PEN	125	33,047	33,720	—	(673)
Expiring 10/02/24	CITI	PEN	916	244,710	247,100	—	(2,390)
Expiring 10/02/24	GSI	PEN	140	37,034	37,766	—	(732)
Expiring 10/02/24	SCB	PEN	125	33,029	33,720	—	(691)
Expiring 11/04/24	BOA	PEN	1,306	349,759	352,122	—	(2,363)
Expiring 12/18/24	BOA	PEN	6,195	1,629,105	1,669,816	—	(40,711)
Philippine Peso,
Expiring 10/02/24	BARC	PHP	3,530	63,013	62,953	60	—
Expiring 12/18/24	CITI	PHP	109,738	1,955,000	1,954,513	487	—
Expiring 12/18/24	CITI	PHP	75,338	1,347,000	1,341,818	5,182	—
A76

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/18/24	HSBC	PHP	44,926	$800,046	$800,160	$—	$(114)
Polish Zloty,
Expiring 10/02/24	BARC	PLN	1,435	371,418	372,859	—	(1,441)
Expiring 10/02/24	BARC	PLN	527	135,207	136,914	—	(1,707)
Expiring 10/02/24	BARC	PLN	488	124,983	126,782	—	(1,799)
Expiring 10/02/24	BARC	PLN	260	66,852	67,548	—	(696)
Expiring 10/02/24	BNP	PLN	230	60,151	59,753	398	—
Expiring 10/02/24	BNP	PLN	192	49,220	49,881	—	(661)
Expiring 10/02/24	BNP	PLN	190	49,372	49,362	10	—
Expiring 10/02/24	BNP	PLN	48	12,297	12,470	—	(173)
Expiring 10/02/24	BNP	PLN	48	12,304	12,470	—	(166)
Expiring 10/02/24	BOA	PLN	230	58,912	59,753	—	(841)
Expiring 10/02/24	DB	PLN	365	93,853	94,826	—	(973)
Expiring 10/02/24	GSI	PLN	70	18,105	18,186	—	(81)
Expiring 10/02/24	HSBC	PLN	70	18,074	18,185	—	(111)
Expiring 10/02/24	JPM	PLN	165	42,409	42,867	—	(458)
Expiring 10/02/24	JPM	PLN	115	29,959	29,877	82	—
Expiring 10/02/24	JPM	PLN	90	23,560	23,382	178	—
Expiring 10/02/24	JPM	PLN	70	18,244	18,186	58	—
Expiring 10/02/24	JPM	PLN	65	16,912	16,887	25	—
Expiring 10/02/24	MSI	PLN	1,046	272,554	271,700	854	—
Expiring 10/02/24	RBC	PLN	230	60,097	59,754	343	—
Expiring 10/02/24	SG	PLN	90	23,584	23,382	202	—
Expiring 10/02/24	UAG	PLN	185	48,536	48,062	474	—
Expiring 10/21/24	BOA	PLN	4,024	1,019,000	1,044,956	—	(25,956)
Expiring 11/04/24	DB	PLN	894	232,367	232,082	285	—
Expiring 11/04/24	DB	PLN	481	125,173	124,867	306	—
Expiring 11/04/24	MSI	PLN	794	206,782	206,122	660	—
Romanian Leu,
Expiring 10/02/24	BARC	RON	7	1,566	1,566	—	—
Expiring 10/02/24	BNP	RON	508	113,745	113,646	99	—
Expiring 10/02/24	CITI	RON	240	53,701	53,691	10	—
Expiring 10/02/24	HSBC	RON	254	56,866	56,823	43	—
Expiring 10/02/24	SG	RON	400	89,564	89,485	79	—
Expiring 11/04/24	BNP	RON	508	113,630	113,600	30	—
Expiring 11/04/24	HSBC	RON	254	56,807	56,800	7	—
Expiring 11/04/24	SG	RON	400	89,479	89,449	30	—
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	30	23,169	23,344	—	(175)
Expiring 10/02/24	BOA	SGD	35	26,960	27,235	—	(275)
Expiring 10/02/24	CITI	SGD	155	119,195	120,610	—	(1,415)
Expiring 10/02/24	JPM	SGD	310	237,581	241,221	—	(3,640)
Expiring 10/02/24	JPM	SGD	150	115,328	116,719	—	(1,391)
Expiring 10/02/24	MSI	SGD	666	512,004	518,234	—	(6,230)
Expiring 10/02/24	SCB	SGD	40	31,130	31,125	5	—
Expiring 11/04/24	JPM	SGD	700	547,190	545,523	1,667	—
Expiring 12/18/24	CITI	SGD	4,375	3,366,463	3,417,458	—	(50,995)
South African Rand,
Expiring 10/02/24	BARC	ZAR	1,070	60,838	61,920	—	(1,082)
Expiring 10/02/24	BOA	ZAR	3,810	217,920	220,482	—	(2,562)
Expiring 10/02/24	CITI	ZAR	3,770	215,208	218,168	—	(2,960)
Expiring 10/02/24	CITI	ZAR	1,680	93,473	97,220	—	(3,747)
Expiring 10/02/24	GSI	ZAR	1,580	89,152	91,433	—	(2,281)
Expiring 10/02/24	GSI	ZAR	1,380	77,455	79,860	—	(2,405)
Expiring 10/02/24	HSBC	ZAR	3,160	178,155	182,867	—	(4,712)
A77

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/02/24	JPM	ZAR	3,710	$215,255	$214,695	$560	$—
Expiring 10/02/24	MSI	ZAR	26,703	1,502,659	1,545,283	—	(42,624)
Expiring 10/02/24	UAG	ZAR	1,070	60,005	61,921	—	(1,916)
Expiring 11/04/24	BNP	ZAR	1,545	89,854	89,151	703	—
Expiring 11/04/24	CITI	ZAR	1,545	89,879	89,151	728	—
Expiring 11/04/24	MSI	ZAR	32,971	1,914,992	1,902,524	12,468	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	1,971,180	1,493,771	1,503,849	—	(10,078)
Expiring 10/02/24	BARC	KRW	1,789,001	1,350,393	1,364,861	—	(14,468)
Expiring 10/02/24	CITI	KRW	1,971,180	1,488,042	1,503,848	—	(15,806)
Expiring 10/02/24	CITI	KRW	800,340	602,212	610,593	—	(8,381)
Expiring 10/02/24	CITI	KRW	582,891	441,718	444,698	—	(2,980)
Expiring 10/02/24	CITI	KRW	478,940	359,970	365,392	—	(5,422)
Expiring 10/02/24	CITI	KRW	400,540	301,058	305,579	—	(4,521)
Expiring 10/02/24	CITI	KRW	239,430	179,874	182,666	—	(2,792)
Expiring 10/02/24	CITI	KRW	214,570	160,907	163,699	—	(2,792)
Expiring 10/02/24	CITI	KRW	159,650	120,191	121,800	—	(1,609)
Expiring 10/02/24	CITI	KRW	159,080	119,263	121,365	—	(2,102)
Expiring 10/02/24	CITI	KRW	159,060	120,599	121,350	—	(751)
Expiring 10/02/24	CITI	KRW	120,341	91,071	91,810	—	(739)
Expiring 10/02/24	CITI	KRW	11,020	8,293	8,407	—	(114)
Expiring 10/02/24	DB	KRW	476,640	357,838	363,637	—	(5,799)
Expiring 10/02/24	GSI	KRW	478,830	362,860	365,308	—	(2,448)
Expiring 10/02/24	JPM	KRW	657,470	498,234	501,595	—	(3,361)
Expiring 10/02/24	JPM	KRW	320,410	240,685	244,446	—	(3,761)
Expiring 10/02/24	JPM	KRW	317,480	237,297	242,211	—	(4,914)
Expiring 10/02/24	JPM	KRW	209,500	157,253	159,832	—	(2,579)
Expiring 10/02/24	MSI	KRW	467,670	354,403	356,794	—	(2,391)
Expiring 10/02/24	MSI	KRW	89,680	67,962	68,418	—	(456)
Expiring 11/04/24	BARC	KRW	1,971,180	1,490,664	1,496,879	—	(6,215)
Expiring 11/04/24	CITI	KRW	478,660	362,155	363,486	—	(1,331)
Expiring 11/04/24	CITI	KRW	239,700	181,591	182,024	—	(433)
Expiring 11/04/24	CITI	KRW	159,800	121,549	121,350	199	—
Expiring 11/04/24	GSI	KRW	476,890	365,293	362,142	3,151	—
Expiring 12/18/24	BOA	KRW	1,359,514	1,016,292	1,034,935	—	(18,643)
Expiring 12/18/24	MSI	KRW	5,610,761	4,221,077	4,271,211	—	(50,134)
Swedish Krona,
Expiring 10/02/24	BARC	SEK	3,730	358,866	367,311	—	(8,445)
Expiring 10/02/24	BARC	SEK	3,680	363,544	362,387	1,157	—
Expiring 10/02/24	BARC	SEK	1,830	179,715	180,209	—	(494)
Expiring 10/02/24	BARC	SEK	1,220	118,946	120,140	—	(1,194)
Expiring 10/02/24	BARC	SEK	610	59,690	60,070	—	(380)
Expiring 10/02/24	BNP	SEK	3,660	361,652	360,417	1,235	—
Expiring 10/02/24	BNP	SEK	3,060	300,657	301,333	—	(676)
Expiring 10/02/24	BNP	SEK	3,060	300,764	301,333	—	(569)
Expiring 10/02/24	BNP	SEK	3,060	300,808	301,333	—	(525)
Expiring 10/02/24	BNP	SEK	2,450	240,184	241,263	—	(1,079)
Expiring 10/02/24	BNP	SEK	2,410	235,314	237,324	—	(2,010)
Expiring 10/02/24	BNP	SEK	1,830	178,735	180,209	—	(1,474)
Expiring 10/02/24	BNP	SEK	1,820	176,329	179,224	—	(2,895)
Expiring 10/02/24	BNP	SEK	1,695	165,924	166,914	—	(990)
Expiring 10/02/24	BNP	SEK	1,375	135,051	135,403	—	(352)
Expiring 10/02/24	BNP	SEK	1,220	117,746	120,140	—	(2,394)
Expiring 10/02/24	BNP	SEK	1,220	119,725	120,139	—	(414)
Expiring 10/02/24	BNP	SEK	1,220	118,773	120,139	—	(1,366)
A78

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	BNP	SEK	1,210	$118,993	$119,155	$—	$(162)
Expiring 10/02/24	BNP	SEK	870	83,767	85,673	—	(1,906)
Expiring 10/02/24	BNP	SEK	770	75,090	75,826	—	(736)
Expiring 10/02/24	BNP	SEK	610	59,546	60,070	—	(524)
Expiring 10/02/24	BNP	SEK	610	59,894	60,070	—	(176)
Expiring 10/02/24	BOA	SEK	2,480	239,166	244,217	—	(5,051)
Expiring 10/02/24	CBA	SEK	1,220	120,397	120,139	258	—
Expiring 10/02/24	CITI	SEK	2,480	240,457	244,218	—	(3,761)
Expiring 10/02/24	CITI	SEK	1,220	118,944	120,139	—	(1,195)
Expiring 10/02/24	CITI	SEK	1,210	118,618	119,154	—	(536)
Expiring 10/02/24	CITI	SEK	870	83,737	85,673	—	(1,936)
Expiring 10/02/24	CITI	SEK	610	59,972	60,070	—	(98)
Expiring 10/02/24	CITI	SEK	610	60,061	60,070	—	(9)
Expiring 10/02/24	CITI	SEK	550	53,954	54,161	—	(207)
Expiring 10/02/24	CITI	SEK	475	46,550	46,775	—	(225)
Expiring 10/02/24	DB	SEK	2,430	239,492	239,293	199	—
Expiring 10/02/24	DB	SEK	610	60,041	60,070	—	(29)
Expiring 10/02/24	GSI	SEK	1,740	167,813	171,346	—	(3,533)
Expiring 10/02/24	HSBC	SEK	17,080	1,682,445	1,681,948	497	—
Expiring 10/02/24	HSBC	SEK	1,830	178,466	180,209	—	(1,743)
Expiring 10/02/24	JPM	SEK	3,640	358,823	358,448	375	—
Expiring 10/02/24	JPM	SEK	1,220	117,867	120,140	—	(2,273)
Expiring 10/02/24	JPM	SEK	372	36,460	36,632	—	(172)
Expiring 10/02/24	JPM	SEK	230	22,517	22,650	—	(133)
Expiring 10/02/24	MSI	SEK	2,430	240,168	239,294	874	—
Expiring 10/02/24	RBC	SEK	825	80,935	81,242	—	(307)
Expiring 10/02/24	SSB	SEK	610	59,734	60,070	—	(336)
Expiring 10/02/24	SSB	SEK	424	41,461	41,753	—	(292)
Expiring 10/02/24	UAG	SEK	2,480	238,957	244,217	—	(5,260)
Expiring 10/02/24	UAG	SEK	1,230	119,993	121,124	—	(1,131)
Expiring 10/02/24	UAG	SEK	1,220	119,850	120,139	—	(289)
Expiring 10/02/24	UAG	SEK	610	59,857	60,070	—	(213)
Expiring 10/02/24	UAG	SEK	424	41,478	41,753	—	(275)
Expiring 10/02/24	UAG	SEK	168	16,603	16,544	59	—
Expiring 11/04/24	BNP	SEK	658	65,438	64,904	534	—
Expiring 11/04/24	BNP	SEK	657	65,259	64,805	454	—
Expiring 11/04/24	DB	SEK	1,210	120,336	119,352	984	—
Expiring 11/04/24	MSI	SEK	1,315	130,796	129,709	1,087	—
Expiring 11/04/24	SG	SEK	1,210	120,261	119,353	908	—
Expiring 11/04/24	UAG	SEK	30,424	3,011,472	3,000,972	10,500	—
Swiss Franc,
Expiring 10/02/24	BARC	CHF	302	359,790	356,908	2,882	—
Expiring 10/02/24	BARC	CHF	5	5,901	5,910	—	(9)
Expiring 10/02/24	BNP	CHF	305	360,738	360,453	285	—
Expiring 10/02/24	BNP	CHF	300	354,905	354,545	360	—
Expiring 10/02/24	BNP	CHF	205	242,323	242,273	50	—
Expiring 10/02/24	BNP	CHF	205	243,369	242,272	1,097	—
Expiring 10/02/24	BNP	CHF	200	236,887	236,364	523	—
Expiring 10/02/24	BNP	CHF	150	177,123	177,272	—	(149)
Expiring 10/02/24	BNP	CHF	100	118,367	118,182	185	—
Expiring 10/02/24	CITI	CHF	303	360,756	358,091	2,665	—
Expiring 10/02/24	CITI	CHF	255	299,662	301,363	—	(1,701)
Expiring 10/02/24	CITI	CHF	255	302,414	301,363	1,051	—
Expiring 10/02/24	CITI	CHF	255	302,125	301,363	762	—
Expiring 10/02/24	CITI	CHF	255	300,753	301,363	—	(610)
A79

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	CITI	CHF	250	$294,010	$295,454	$—	$(1,444)
Expiring 10/02/24	CITI	CHF	200	236,818	236,363	455	—
Expiring 10/02/24	CITI	CHF	191	224,578	225,727	—	(1,149)
Expiring 10/02/24	CITI	CHF	100	118,883	118,181	702	—
Expiring 10/02/24	CITI	CHF	100	118,901	118,182	719	—
Expiring 10/02/24	CITI	CHF	100	118,240	118,181	59	—
Expiring 10/02/24	CITI	CHF	100	118,505	118,181	324	—
Expiring 10/02/24	CITI	CHF	50	59,549	59,091	458	—
Expiring 10/02/24	DB	CHF	100	118,189	118,182	7	—
Expiring 10/02/24	GSI	CHF	1,763	2,098,822	2,083,542	15,280	—
Expiring 10/02/24	GSI	CHF	383	451,392	452,636	—	(1,244)
Expiring 10/02/24	GSI	CHF	191	225,312	225,727	—	(415)
Expiring 10/02/24	GSI	CHF	50	59,259	59,091	168	—
Expiring 10/02/24	HSBC	CHF	760	895,069	898,181	—	(3,112)
Expiring 10/02/24	HSBC	CHF	255	303,189	301,363	1,826	—
Expiring 10/02/24	JPM	CHF	305	359,124	360,454	—	(1,330)
Expiring 10/02/24	JPM	CHF	300	355,342	354,545	797	—
Expiring 10/02/24	JPM	CHF	50	58,643	59,091	—	(448)
Expiring 10/02/24	JPM	CHF	50	59,231	59,091	140	—
Expiring 10/02/24	MSI	CHF	255	301,634	301,363	271	—
Expiring 10/02/24	RBC	CHF	505	596,490	596,817	—	(327)
Expiring 10/02/24	RBC	CHF	305	361,890	360,453	1,437	—
Expiring 10/02/24	RBC	CHF	305	359,627	360,454	—	(827)
Expiring 10/02/24	RBC	CHF	305	358,276	360,453	—	(2,177)
Expiring 10/02/24	RBC	CHF	255	301,128	301,363	—	(235)
Expiring 10/02/24	RBC	CHF	255	301,365	301,363	2	—
Expiring 10/02/24	RBC	CHF	255	301,056	301,363	—	(307)
Expiring 10/02/24	RBC	CHF	255	301,612	301,363	249	—
Expiring 10/02/24	RBC	CHF	255	302,183	301,363	820	—
Expiring 10/02/24	RBC	CHF	205	242,685	242,272	413	—
Expiring 10/02/24	RBC	CHF	50	59,577	59,091	486	—
Expiring 10/02/24	SG	CHF	255	302,302	301,363	939	—
Expiring 10/02/24	SG	CHF	200	237,085	236,363	722	—
Expiring 10/02/24	SG	CHF	200	235,958	236,364	—	(406)
Expiring 10/02/24	SG	CHF	200	236,151	236,363	—	(212)
Expiring 10/02/24	SSB	CHF	505	594,859	596,817	—	(1,958)
Expiring 10/02/24	SSB	CHF	255	303,227	301,363	1,864	—
Expiring 10/02/24	SSB	CHF	205	242,677	242,272	405	—
Expiring 10/02/24	SSB	CHF	155	184,493	183,181	1,312	—
Expiring 10/02/24	SSB	CHF	100	118,267	118,182	85	—
Expiring 10/02/24	UAG	CHF	930	1,045,336	1,099,089	—	(53,753)
Expiring 10/02/24	UAG	CHF	200	235,923	236,363	—	(440)
Expiring 10/02/24	UAG	CHF	150	178,804	177,272	1,532	—
Expiring 10/02/24	UAG	CHF	100	118,431	118,182	249	—
Expiring 10/02/24	UAG	CHF	50	59,150	59,091	59	—
Expiring 11/04/24	GSI	CHF	380	453,405	450,859	2,546	—
Expiring 11/04/24	GSI	CHF	190	226,603	225,430	1,173	—
Expiring 11/04/24	MSI	CHF	1,913	2,275,917	2,269,721	6,196	—
Expiring 11/04/24	RBC	CHF	760	901,750	901,718	32	—
Expiring 11/04/24	RBC	CHF	305	363,841	361,874	1,967	—
Expiring 11/04/24	RBC	CHF	205	244,705	243,227	1,478	—
Thai Baht,
Expiring 10/02/24	BARC	THB	2,030	60,309	63,096	—	(2,787)
Expiring 10/02/24	BARC	THB	1,450	43,478	45,068	—	(1,590)
Expiring 10/02/24	BARC	THB	1,080	31,779	33,568	—	(1,789)
A80

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 10/02/24	BARC	THB	610	$17,943	$18,960	$—	$(1,017)
Expiring 10/02/24	GSI	THB	1,985	59,049	61,697	—	(2,648)
Expiring 10/02/24	GSI	THB	1,210	35,693	37,609	—	(1,916)
Expiring 10/02/24	GSI	THB	1,040	30,678	32,326	—	(1,648)
Expiring 10/02/24	GSI	THB	790	24,135	24,554	—	(419)
Expiring 10/02/24	GSI	THB	590	18,026	18,338	—	(312)
Expiring 10/02/24	HSBC	THB	610	17,940	18,960	—	(1,020)
Expiring 10/02/24	HSBC	THB	610	17,937	18,960	—	(1,023)
Expiring 10/02/24	MSI	THB	12,532	369,474	389,518	—	(20,044)
Expiring 10/02/24	MSI	THB	1,210	37,521	37,609	—	(88)
Expiring 10/02/24	UAG	THB	4,060	120,666	126,192	—	(5,526)
Expiring 10/02/24	UAG	THB	990	30,292	30,771	—	(479)
Expiring 11/04/24	BARC	THB	1,090	33,625	33,958	—	(333)
Expiring 11/04/24	BARC	THB	580	17,937	18,070	—	(133)
Expiring 11/04/24	MSI	THB	8,607	267,431	268,143	—	(712)
Expiring 12/18/24	JPM	THB	152,927	4,569,764	4,777,468	—	(207,704)
Expiring 12/18/24	JPM	THB	74,989	2,236,811	2,342,671	—	(105,860)
Expiring 12/18/24	JPM	THB	38,631	1,151,048	1,206,830	—	(55,782)
Turkish Lira,
Expiring 10/02/24	BARC	TRY	2,337	68,303	68,202	101	—
Expiring 10/02/24	BARC	TRY	2,329	68,000	67,969	31	—
Expiring 10/02/24	BARC	TRY	2,329	68,000	67,969	31	—
Expiring 10/02/24	HSBC	TRY	33,192	969,239	968,649	590	—
				$659,978,901	$665,720,338	894,079	(6,635,516)
						$3,210,229	$(7,333,192)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		415	$(7,961)	$(4,007)	$(3,954)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		415	(8,209)	(3,493)	(4,716)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	24,674	17,757	6,917	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(4,294)	4,677	(8,971)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(43,698)	(33,109)	(10,589)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	13,302	74,253	(60,951)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	8,868	48,445	(39,577)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	315	(173)	(122)	(51)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	105	(58)	(41)	(17)	BARC
					$(17,549)	$104,360	$(121,909)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
BNP Paribas SA	12/20/24	1.000%(T)	EUR	200	0.205%	$462	$398	$64	BARC
A81

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	06/20/29	1.000%(Q)		830	0.553%	$16,336	$9,740	$6,596	JPM
Republic of Estonia	12/20/26	1.000%(Q)		240	0.244%	3,971	1,009	2,962	JPM
Republic of France	06/20/34	0.250%(Q)		465	0.537%	(10,842)	(9,962)	(880)	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,400	0.147%	816	(1,175)	1,991	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	315	0.147%	107	113	(6)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	110	0.147%	38	53	(15)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	105	0.147%	35	37	(2)	BARC
						$10,923	$213	$10,710

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	3,930	3.057%	$246,753	$310,714	$63,961
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	3,600	3.303%	261,668	268,198	6,530
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	33,420	0.528%	757,814	757,393	(421)
					$1,266,235	$1,336,305	$70,070
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A82

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Inflation swap agreements outstanding at September 30, 2024

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	520	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$13,944	$—	$13,944	MSI
EUR	2,868	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	88,889	—	88,889	JPM
EUR	520	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(25,015)	—	(25,015)	MSI
EUR	2,868	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(155,474)	—	(155,474)	JPM
	1,679	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	14,181	—	14,181	JPM
	433	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,868	—	3,868	CITI
	1,679	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(30,923)	—	(30,923)	JPM
	433	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(8,738)	—	(8,738)	CITI
					$(99,268)	$—	$(99,268)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.622%	$(17,770)	$(15,295)	$2,475
AUD	719	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.434%	(618)	3,471	4,089
AUD	486	03/19/30	3.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(184)	(1,940)	(1,756)
AUD	980	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.622%	71,827	(53,548)	(125,375)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.622%	(83,360)	(75,491)	7,869
AUD	551	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(592)	2,561	3,153
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.622%	(23,170)	(25,673)	(2,503)
AUD	244	03/19/35	3.906%(S)	6 Month BBSW(2)(S)/ 4.622%	(388)	(2,171)	(1,783)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.622%	(20,085)	(19,637)	448
BRL	6,466	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(49,894)	(49,894)
BRL	3,817	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(21,881)	(21,881)
BRL	4,703	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(28,376)	(28,376)
CAD	250	12/03/24	4.450%(S)	1 Day CORRA(2)(S)/ 4.300%	(60)	18	78
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 4.300%	(2,575)	11,080	13,655
CAD	642	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.300%	1,221	(6,922)	(8,143)
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 4.300%	1,965	28,780	26,815
CAD	888	03/19/30	2.531%(S)	1 Day CORRA(1)(S)/ 4.300%	(571)	(619)	(48)
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.300%	(1,112)	28,760	29,872
CAD	295	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	10,479	9,961	(518)
CAD	472	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.300%	(1,150)	4,481	5,631
CAD	209	03/19/35	2.813%(S)	1 Day CORRA(1)(S)/ 4.300%	(701)	5	706
CAD	1,050	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	(20,719)	50,815	71,534
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.300%	(1,354)	4,313	5,667
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.957%	—	(49,810)	(49,810)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.957%	—	34,438	34,438
CHF	55	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.957%	(2,109)	(4,088)	(1,979)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(4,661)	(4,661)
A83

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	254,301	12/18/29	4.300%(S)	1 Day CLOIS(2)(S)/ 5.500%	$—	$(695)	$(695)
CLP	141,536	12/18/34	4.630%(S)	1 Day CLOIS(1)(S)/ 5.500%	—	1,013	1,013
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	2,376	11,254	8,878
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(137)	173,730	173,867
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	74,116	74,116
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	54,124	130,659	76,535
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	26,922	26,922
CNH	13,140	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	65,108	73,982	8,874
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	1,373	21,214	19,841
CNH	84,269	12/18/29	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(34,154)	(19,721)	14,433
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.075%	—	(15,563)	(15,563)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.940%	—	(26,993)	(26,993)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.167%	(17,034)	(33,075)	(16,041)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(736,775)	(736,775)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(413,956)	(413,956)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.410%	—	(20,948)	(20,948)
EUR	1,185	09/18/26	2.660%(A)	6 Month EURIBOR(2)(S)/ 3.105%	321	7,789	7,468
EUR	1,100	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.105%	482	(26,130)	(26,612)
EUR	320	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.105%	2,259	(7,462)	(9,721)
EUR	488	09/18/29	2.470%(A)	6 Month EURIBOR(2)(S)/ 3.105%	303	6,060	5,757
EUR	6,026	09/18/29	2.840%(A)	6 Month EURIBOR(2)(S)/ 3.105%	75,509	191,633	116,124
EUR	230	12/04/29	2.250%(A)	6 Month EURIBOR(1)(S)/ 3.105%	49	(442)	(491)
EUR	432	12/16/29	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(141)	1,003	1,144
EUR	293	03/19/30	2.219%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(81)	1,436	1,517
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 3.410%	(56,105)	(80,315)	(24,210)
EUR	600	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.105%	739	(23,067)	(23,806)
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	113,062	113,062
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 3.410%	161	1,244	1,083
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 3.410%	45,948	65,665	19,717
EUR	340	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(214)	(12,245)	(12,031)
EUR	185	12/04/34	2.410%(A)	6 Month EURIBOR(1)(S)/ 3.105%	203	(1,038)	(1,241)
EUR	138	03/19/35	2.375%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(24)	767	791
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	(93,548)	(93,548)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	158,096	158,096
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(160,963)	(160,963)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	371,288	371,288
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(378,525)	(378,525)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(659,243)	(659,243)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	127,789	127,789
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(129,913)	(129,913)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.105%	796	(87,571)	(88,367)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	(461)	91,431	91,892
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(49,126)	(44,917)	4,209
EUR	210	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(286)	(7,166)	(6,880)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(266,303)	(269,084)	(2,781)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(65,128)	146,428	211,556
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(79,656)	473,012	552,668
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.950%	(102,172)	(115,259)	(13,087)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	389,270	326,082	(63,188)
A84

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.950%	$(55,340)	$(64,743)	$(9,403)
GBP	393	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 4.950%	73	(952)	(1,025)
GBP	1,524	09/18/29	3.780%(A)	1 Day SONIA(1)(A)/ 4.950%	(13,848)	(12,988)	860
GBP	518	03/19/30	3.375%(A)	1 Day SONIA(1)(A)/ 4.950%	(205)	3,742	3,947
GBP	2,690	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.950%	(476,840)	(504,977)	(28,137)
GBP	4,575	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(352,524)	954,725	1,307,249
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(13,710)	124,166	137,876
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.950%	(806,332)	(1,035,302)	(228,970)
GBP	1,410	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	388,430	394,160	5,730
GBP	125	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 4.950%	(175)	(4,162)	(3,987)
GBP	3,380	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	1,083,383	1,192,989	109,606
GBP	2,845	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.950%	(793,577)	(1,071,312)	(277,735)
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	22,856	(73,634)	(96,490)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	310,954	307,194	(3,760)
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	654,015	(2,023,798)	(2,677,813)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	44,587	182,843	138,256
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.210%	—	(46,009)	(46,009)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.511%	—	(64,733)	(64,733)
JPY	225,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.225%	—	154	154
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(2,907)	(5,598)	(2,691)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(6,412)	(10,198)	(3,786)
JPY	185,956	12/18/26	0.470%(A)	1 Day TONAR(1)(A)/ 0.225%	723	757	34
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.225%	15,106	16,634	1,528
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(74,847)	(103,680)	(28,833)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(10,133)	(10,133)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.225%	28,861	23,685	(5,176)
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.225%	7,679	(162,530)	(170,209)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.225%	6,247	7,396	1,149
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	(4,244)	(6,304)	(2,060)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	(28,673)	(27,877)	796
JPY	20,867	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.225%	449	2,059	1,610
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	6,127	(162,980)	(169,107)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.225%	(22,190)	(20,278)	1,912
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.225%	9,439	(392,772)	(402,211)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.225%	(18,290)	(18,645)	(355)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.225%	9,073	(110,123)	(119,196)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(41,306)	(45,082)	(3,776)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(44,689)	(47,505)	(2,816)
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	37,249	(572,357)	(609,606)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.225%	74,035	108,187	34,152
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.225%	—	19,952	19,952
JPY	70,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.225%	14,009	19,490	5,481
KRW	1,070,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	1,555	1,555
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	1,051	1,051
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	(139,663)	(139,663)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(6,965)	16,566	23,531
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	6,347	6,347
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	3,160	21,323	18,163
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(7)	(16,522)	(16,515)
MXN	5,971	12/12/29	8.585%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	—	1,653	1,653
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(5,145)	(2,566)	2,579
NOK	5,150	12/17/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.720%	(345)	(3,226)	(2,881)
NOK	3,360	03/19/30	3.250%(A)	6 Month NIBOR(2)(S)/ 4.720%	184	(1,894)	(2,078)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.720%	—	(23,959)	(23,959)
A85

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,614	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.720%	$(137)	$(1,773)	$(1,636)
NZD	835	12/16/29	3.781%(S)	3 Month BBR(2)(Q)/ 4.870%	385	2,819	2,434
NZD	1,081	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 4.870%	(1,784)	(28,284)	(26,500)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 4.870%	—	(50,813)	(50,813)
NZD	524	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 4.870%	(2,517)	(18,251)	(15,734)
NZD	641	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 4.870%	1,267	5,699	4,432
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(65,214)	(65,214)
PLN	297	12/18/34	4.460%(A)	6 Month WIBOR(2)(S)/ 5.850%	20	230	210
SEK	13,426	09/18/26	2.280%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(790)	(3,900)	(3,110)
SEK	4,861	06/17/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(97)	6,283	6,380
SEK	5,512	09/18/29	2.130%(A)	3 Month STIBOR(1)(Q)/ 3.084%	140	(2,358)	(2,498)
SEK	64,134	09/18/29	2.630%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(117,906)	(177,156)	(59,250)
SEK	3,133	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.084%	150	10,783	10,633
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.084%	—	(41,191)	(41,191)
SEK	3,613	12/19/34	2.500%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(68)	485	553
SEK	1,548	03/19/35	2.156%(A)	3 Month STIBOR(2)(Q)/ 3.084%	735	(749)	(1,484)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.881%	(1,756)	(38,089)	(36,333)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	(40,661)	(40,661)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	14,066	14,066
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	10,596	10,596
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.661%	—	12,323	12,323
	12,932	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(7,623)	(7,623)
	16,536	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	17,703	17,703
	43,026	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	37,056	37,056
	3,930	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.960%	—	18,775	18,775
	129,495	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	578,555	578,555
	52,095	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.960%	4,707	141,402	136,695
	40,260	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(297,221)	(297,221)
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.960%	—	33,956	33,956
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(978,918)	(978,918)
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	1,566	(200,513)	(202,079)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(78,524)	(78,524)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	9,152	695,426	686,274
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.960%	—	266,618	266,618
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(75,080)	(75,080)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(43,051)	(43,051)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(18,623)	(654,782)	(636,159)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(27,583)	(27,583)
	478	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 4.960%	(683)	(7,399)	(6,716)
	666	03/19/30	3.000%(A)	1 Day SOFR(1)(A)/ 4.960%	(37)	4,662	4,699
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(16,643)	(16,643)
	157	03/19/35	3.125%(A)	1 Day SOFR(1)(A)/ 4.960%	216	2,140	1,924
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.960%	—	85,742	85,742
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.960%	(309,923)	(274,441)	35,482
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(27,455)	(27,455)
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.960%	(2,455)	38,483	40,938
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,182,250	996,491	(185,759)
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	311,266	273,169	(38,097)
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.960%	4,698	(47,840)	(52,538)
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.960%	3,109	(2,613)	(5,722)
					$887,926	$(4,284,799)	$(5,172,725)

A86

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$6,542	$—	$6,542	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	3,781	—	3,781	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	(31,335)	(56)	(31,279)	HSBC
					$(21,012)	$(56)	$(20,956)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(22,046)	$319,117	$—	$319,117
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/ 4.630%	JPM	12/09/24	2,880	(32,210)	—	(32,210)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	2,600	(42,826)	—	(42,826)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	2,780	(47,081)	—	(47,081)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	12/12/24	1,095	(21,180)	—	(21,180)
					$175,820	$—	$175,820
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A87